UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.7%
Arcos Dorados Holdings, Inc., Class A	120,800	$2,480,024

Australia – 1.3%
BHP Billiton Ltd.	43,000	1,517,839
Newcrest Mining Ltd.	66,000	2,011,353
PanAust Ltd. (a)	313,500	1,028,903

		4,558,095

Belgium – 1.0%
Anheuser-Busch InBev NV	60,400	3,686,401

Brazil – 1.5%
Banco Bradesco SA, Preference Shares	209,700	3,457,057
BM&FBovespa SA	365,842	1,922,129

		5,379,186

Canada – 2.3%
First Quantum Minerals Ltd.	85,200	1,676,820
Manulife Financial Corp.	139,300	1,483,588
Suncor Energy, Inc.	53,300	1,537,133
The Toronto-Dominion Bank	23,300	1,744,841
TransCanada Corp.	36,400	1,591,060

		8,033,442

China – 1.1%
China Construction Bank Corp., H Shares	3,350,400	2,327,224
China Merchants Bank Co. Ltd., H Shares	691,100	1,388,826
Lentuo International, Inc. - ADR (a)	58,100	145,250

		3,861,300

Colombia – 0.2%
Petrominerales Ltd.	49,000	796,506

Denmark – 0.4%
Carlsberg A/S, Class B	18,800	1,323,775

France – 2.5%
AXA SA	50,600	654,065
BNP Paribas SA	27,380	1,066,159
Danone SA	29,300	1,838,643
LVMH Moet Hennessy Louis Vuitton SA	15,700	2,211,570
Sanofi SA	42,000	3,070,096

		8,840,533

Germany – 4.3%
Allianz SE	23,800	2,272,994
Bayer AG	11,900	759,973
Bayerische Motoren Werke AG	21,900	1,463,971
Continental AG	26,900	1,670,445
Deutsche Lufthansa AG	81,700	971,783
K+S AG	38,200	1,722,882
Kabel Deutschland Holding AG (a)	21,818	1,106,071
Merck KGaA	26,300	2,619,058
Metro AG	30,100	1,097,539

Common Stocks	Shares	Value
Germany (concluded)
Volkswagen AG, Preference Shares	11,060	$1,653,592

		15,338,308

Hong Kong – 1.8%
AIA Group Ltd.	688,400	2,142,936
China Resources Enterprise Ltd.	269,900	923,840
Hong Kong Exchanges and Clearing Ltd.	98,400	1,565,740
Michael Kors Holdings Ltd. (a)	5,700	155,325
Wharf Holdings Ltd.	402,900	1,816,143

		6,603,984

Indonesia – 0.3%
Adaro Energy Tbk PT	6,308,700	1,227,724

Ireland – 0.6%
Accenture Plc, Class A	42,800	2,278,244

Israel – 0.5%
Check Point Software Technologies Ltd. (a)	31,300	1,644,502

Italy – 0.9%
ENI SpA	69,200	1,426,737
Intesa Sanpaolo SpA	1,012,700	1,686,664

		3,113,401

Japan – 5.8%
Bridgestone Corp.	85,200	1,929,625
Daikin Industries Ltd.	56,200	1,534,098
Hino Motors Ltd.	292,000	1,768,013
IHI Corp.	1,525,100	3,697,553
Japan Tobacco, Inc.	525	2,468,820
Mitsubishi Chemical Holdings Corp.	250,300	1,371,753
ORIX Corp.	22,800	1,879,663
Softbank Corp.	75,700	2,223,163
Sumitomo Mitsui Financial Group, Inc.	64,800	1,797,084
Tokyo Electron Ltd.	39,400	1,996,304

		20,666,076

Luxembourg – 0.9%
ArcelorMittal	91,200	1,657,141
Subsea 7 SA	77,500	1,430,661

		3,087,802

Mexico – 0.9%
Fomento Economico Mexicano SAB de CV – ADR	24,400	1,700,924
Grupo Modelo SAB de CV, Series C	221,200	1,394,914

		3,095,838

Netherlands – 3.8%
AEGON NV (a)	295,900	1,182,620
Akzo Nobel NV	42,000	2,023,958
ASML Holding NV	22,300	931,502

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	MXN	Mexican Peso
	CHF	Swiss Franc	NOK	Norwegian Krone
	DKK	Danish Krone	SEK	Swedish Krona
	ETF	Exchange Traded Fund	SGD	Singapore Dollar
	EUR	Euro	USD	US Dollar
	GBP	British Pound

BLACKROCK FUNDS	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Corio NV	16,900	$731,785
ING Groep NV (a)	159,100	1,137,816
Royal Dutch Shell Plc, A Shares	156,300	5,697,253
Unilever NV	56,400	1,939,228

		13,644,162

Norway – 0.4%
DnB NOR ASA	139,700	1,361,624

Singapore – 0.7%
Avago Technologies Ltd.	60,000	1,731,600
Sakari Resources Ltd.	591,900	839,883

		2,571,483

South Africa – 0.6%
Naspers Ltd., N Shares	47,400	2,070,503

South Korea – 2.5%
Dongbu Insurance Co. Ltd.	65,200	3,029,861
Hyundai Mobis Co. Ltd.	4,500	1,143,324
Kia Motors Corp.	22,100	1,282,413
KT Corp.- ADR	105,500	1,650,020
Samsung Life Insurance Co. Ltd.	23,500	1,652,514

		8,758,132

Spain – 1.5%
Repsol YPF SA	86,691	2,652,330
Telefonica SA	158,800	2,735,825

		5,388,155

Switzerland – 2.7%
Julius Baer Group Ltd.	26,400	1,028,344
Roche Holding AG	26,900	4,549,284
Temenos Group AG (a)	50,600	826,055
Weatherford International Ltd. (a)	91,900	1,345,416
Xstrata Plc	115,900	1,764,582

		9,513,681

Taiwan – 0.8%
First Financial Holding Co. Ltd.	2,430,400	1,422,771
Nan Ya Plastic Corp.	685,000	1,358,479

		2,781,250

United Kingdom – 9.0%
Afren Plc (a)	611,500	813,655
Barclays Plc	699,700	1,916,245
BG Group Plc	90,500	1,933,395
BP Plc	507,600	3,615,754
British American Tobacco Plc	98,900	4,691,818
Compass Group Plc	146,300	1,388,197
GlaxoSmithKline Plc	158,600	3,613,820
HSBC Holdings Plc	479,683	3,661,895
Inmarsat Plc	210,300	1,317,044
Kazakhmys Plc	60,100	867,765
National Grid Plc	235,600	2,277,242
Unilever Plc	61,100	2,048,918
Vodafone Group Plc - ADR	134,500	3,770,035

		31,915,783

United States – 48.6%
Amazon.com, Inc. (a)	8,800	1,523,280
American Electric Power Co., Inc.	82,400	3,403,944
Ameriprise Financial, Inc.	54,600	2,710,344
Apple, Inc. (a)	10,500	4,252,500
AT&T Inc.	100,900	3,051,216
Biogen Idec, Inc. (a)	22,600	2,487,130

Common Stocks	Shares	Value
United States (concluded)
Bristol-Myers Squibb Co.	89,300	$3,146,932
Celgene Corp. (a)	19,600	1,324,960
Citigroup, Inc.	40,360	1,061,872
Comcast Corp., Class A	80,800	1,915,768
Comerica, Inc.	50,800	1,310,640
ConAgra Foods, Inc.	88,100	2,325,840
Costco Wholesale Corp.	33,200	2,766,224
Crown Holdings, Inc. (a)	54,700	1,836,826
Dominion Resources, Inc.	48,300	2,563,764
Dover Corp.	45,700	2,652,885
eBay, Inc. (a)	73,600	2,232,288
Eli Lilly & Co.	31,200	1,296,672
EMC Corp. (a)	86,700	1,867,518
EQT Corp.	27,500	1,506,725
Exelon Corp.	60,500	2,623,885
Exxon Mobil Corp.	89,100	7,552,116
F5 Networks, Inc. (a)	20,700	2,196,684
Federal Realty Investment Trust	25,900	2,350,425
FedEx Corp.	40,600	3,390,506
Fortinet, Inc. (a)	84,900	1,851,669
Freeport-McMoRan Copper & Gold, Inc.	55,800	2,052,882
The Goldman Sachs Group, Inc.	26,100	2,360,223
Google, Inc., Class A (a)	6,500	4,198,350
H.J. Heinz Co.	34,600	1,869,784
Henry Schein, Inc. (a)	14,200	914,906
Hewlett-Packard Co.	71,500	1,841,840
Huntsman Corp.	98,900	989,000
Informatica Corp. (a)	67,200	2,481,696
International Paper Co.	63,500	1,879,600
JPMorgan Chase & Co.	121,100	4,026,575
KeyCorp	224,900	1,729,481
Kraft Foods, Inc., Class A	72,200	2,697,392
Las Vegas Sands Corp. (a)	50,800	2,170,684
Liberty Global, Inc., Class A (a)	63,400	2,601,302
Linear Technology Corp.	58,700	1,762,761
Lowe’s Cos., Inc.	99,100	2,515,158
Merck & Co., Inc.	50,500	1,903,850
MetLife, Inc.	67,300	2,098,414
The NASDAQ OMX Group, Inc. (a)	76,000	1,862,760
Newmont Mining Corp.	22,900	1,374,229
News Corp., Class A	150,300	2,681,352
NII Holdings, Inc. (a)	38,300	815,790
NIKE, Inc., Class B	19,300	1,859,941
Occidental Petroleum Corp.	35,100	3,288,870
PepsiCo, Inc.	28,600	1,897,610
Pfizer, Inc.	257,000	5,561,480
Polycom, Inc. (a)	101,500	1,654,450
PPL Corp.	119,100	3,503,922
The Procter & Gamble Co.	68,800	4,589,648
QLIK Technologies, Inc. (a)	83,000	2,008,600
QUALCOMM, Inc.	36,500	1,996,550
Raytheon Co.	75,200	3,638,176
Reynolds American, Inc.	108,600	4,498,212
Rowan Cos., Inc. (a)	44,800	1,358,784
Schlumberger Ltd.	47,800	3,265,218
Sprint Nextel Corp. (a)(b)	484,000	1,132,557
SPX Corp.	44,100	2,657,907
Stanley Black & Decker, Inc.	55,242	3,734,359
Stryker Corp.	21,800	1,083,678
Symantec Corp. (a)	155,800	2,438,270
Teradata Corp. (a)	59,100	2,866,941
TIBCO Software, Inc. (a)	68,900	1,647,399
Verizon Communications, Inc.	62,600	2,511,512

2	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Viacom, Inc., Class B	23,300	$1,058,053
Whole Foods Market, Inc.	30,800	2,143,064

		172,425,843

Total Long-Term Investments (Cost – $354,414,240) – 97.6%		346,445,757

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	6,182,845	6,182,845

Total Short-Term Securities (Cost – $6,182,845) – 1.7%		6,182,845

Total Investments Before Options Written (Cost – $360,597,085*) – 99.3%		352,628,602

Options Written	Contracts	Value
Exchange-Traded Call Options Written
Sprint Nextel Corp., Strike Price USD 3, Expires 1/21/12	4,255	$(10,638)

Exchange-Traded Put Options Written
Sprint Nextel Corp., Strike Price USD 2, Expires 1/21/12	4,255	(19,147)

Total Options Written (Premiums Received – $ 263,613) – (0.0)%		(29,785)

Total Investments Net of Options Written – 99.3%		352,598,817
Other Assets Less Liabilities – 0.7%		2,369,493

Net Assets – 100.0%		$354,968,310

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$362,513,255

Gross unrealized appreciation	$29,955,233
Gross unrealized depreciation	(39,839,886)

Net unrealized depreciation	$(9,884,653)

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,695,511	1,487,334	6,182,845	$206	$2,623

•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
EUR	131,000	USD	169,531	Citibank, N.A.	1/03/12	$15
JPY	7,171,000	USD	92,267	Citibank, N.A.	1/04/12	899
JPY	15,878,000	USD	205,408	Citibank, N.A.	1/05/12	881
JPY	6,590,000	USD	85,297	Citibank, N.A.	1/06/12	321
AUD	211,000	USD	213,878	UBS AG	1/18/12	1,423
CAD	1,642,000	USD	1,615,401	Citibank, N.A.	1/18/12	(4,328)
CAD	99,000	USD	96,885	Citibank, N.A.	1/18/12	250
CAD	5,018,000	USD	4,726,578	Citibank, N.A.	1/18/12	196,908
CAD	1,122,000	USD	1,098,551	UBS AG	1/18/12	2,316
CHF	5,928,000	USD	6,429,362	Deutsche Bank AG	1/18/12	(116,133)
CHF	1,581,000	USD	1,784,193	UBS AG	1/18/12	(100,452)
CHF	216,000	USD	245,539	UBS AG	1/18/12	(15,502)
EUR	2,042,000	USD	2,738,432	Citibank, N.A.	1/18/12	(95,235)
EUR	1,791,000	USD	2,333,399	Citibank, N.A.	1/18/12	(15,100)
EUR	510,000	USD	680,549	Royal Bank of Scotland Plc	1/18/12	(20,397)
EUR	1,467,000	USD	2,021,412	UBS AG	1/18/12	(122,504)
EUR	1,491,000	USD	2,012,759	UBS AG	1/18/12	(82,785)

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
GBP	242,000	USD	390,089	Citibank, N.A.	1/18/12	$(14,331)
GBP	9,601,000	USD	14,826,940	Royal Bank of Scotland Plc	1/18/12	80,732
GBP	615,000	USD	967,726	UBS AG	1/18/12	(12,803)
HKD	16,337,000	USD	2,103,529	Citibank, N.A.	1/18/12	68
JPY	64,497,500	USD	838,186	Citibank, N.A.	1/18/12	17
JPY	1,107,378,000	USD	14,433,023	Deutsche Bank AG	1/18/12	(41,646)
JPY	28,000,000	USD	359,199	UBS AG	1/18/12	4,687
MXN	13,685,000	USD	987,140	Royal Bank of Scotland Plc	1/18/12	(8,155)
SEK	29,055,000	USD	4,224,823	Deutsche Bank AG	1/18/12	(7,348)
SGD	1,631,000	USD	1,286,592	UBS AG	1/18/12	(29,202)
USD	251,141	AUD	266,000	Citibank, N.A.	1/18/12	(20,281)
USD	237,139	CHF	211,000	Citibank, N.A.	1/18/12	12,427
USD	674,437	CHF	617,000	Citibank, N.A.	1/18/12	17,342
USD	973,799	CHF	841,000	Citibank, N.A.	1/18/12	78,147
USD	611,759	CHF	582,500	UBS AG	1/18/12	(8,595)
USD	828,790	CHF	776,000	UBS AG	1/18/12	2,362

BLACKROCK FUNDS	DECEMBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	48,841	DKK	273,000	Royal Bank of Scotland Plc	1/18/12	$1,303
USD	427,911	EUR	327,000	Citibank, N.A.	1/18/12	4,637
USD	1,466,416	EUR	1,095,000	Citibank, N.A.	1/18/12	49,031
USD	15,861,714	EUR	11,891,000	Citibank, N.A.	1/18/12	469,816
USD	1,173,532	EUR	900,000	Deutsche Bank AG	1/18/12	8,557
USD	526,261	EUR	386,000	Deutsche Bank AG	1/18/12	26,616
USD	1,681,238	EUR	1,225,000	Deutsche Bank AG	1/18/12	95,578
USD	504,679	EUR	367,000	Royal Bank of Scotland Plc	1/18/12	29,628
USD	204,254	EUR	148,000	UBS AG	1/18/12	12,680
USD	560,579	EUR	414,500	UBS AG	1/18/12	24,044
USD	860,441	EUR	630,000	UBS AG	1/18/12	44,959
USD	1,776,883	EUR	1,255,000	UBS AG	1/18/12	152,391
USD	406,051	GBP	262,500	Citibank, N.A.	1/18/12	(1,538)
USD	500,237	GBP	320,000	Citibank, N.A.	1/18/12	3,367
USD	720,236	GBP	460,000	Citibank, N.A.	1/18/12	5,985
USD	400,236	GBP	249,000	Citibank, N.A.	1/18/12	13,608
USD	839,458	GBP	532,000	Deutsche Bank AG	1/18/12	13,411
USD	2,827,850	GBP	1,802,000	Royal Bank of Scotland Plc	1/18/12	29,847
USD	347,866	GBP	221,500	UBS AG	1/18/12	3,938
USD	882,328	GBP	564,000	UBS AG	1/18/12	6,593
USD	1,477,614	GBP	921,000	UBS AG	1/18/12	47,558
USD	1,043,294	HKD	8,114,000	Deutsche Bank AG	1/18/12	(1,487)
USD	205,426	JPY	15,878,000	Citibank, N.A.	1/18/12	(923)
USD	92,279	JPY	7,171,000	Citibank, N.A.	1/18/12	(915)
USD	2,099,320	JPY	160,784,000	Citibank, N.A.	1/18/12	9,787
USD	85,305	JPY	6,590,000	HSBC Securities, Inc.	1/18/12	(338)
USD	1,773,629	JPY	135,830,000	Royal Bank of Scotland Plc	1/18/12	8,395
USD	2,262,534	JPY	171,725,000	Royal Bank of Scotland Plc	1/18/12	30,813
USD	2,608,243	NOK	15,484,000	Royal Bank of Scotland Plc	1/18/12	21,026

Total						$792,365

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the cir cumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$2,480,024	–	–	$2,480,024
Australia	–	$4,558,095	–	4,558,095
Belgium	–	3,686,401	–	3,686,401
Brazil	5,379,186	–	–	5,379,186
Canada	8,033,442	–	–	8,033,442
China	145,250	3,716,050	–	3,861,300
Colombia	796,506	–	–	796,506
Denmark	–	1,323,775	–	1,323,775
France	–	8,840,533	–	8,840,533
Germany	–	15,338,308	–	15,338,308
Hong Kong	155,325	6,448,659	–	6,603,984
Indonesia	–	1,227,724	–	1,227,724
Ireland	2,278,244	–	–	2,278,244
Israel	1,644,502	–	–	1,644,502
Italy	–	3,113,401	–	3,113,401
Japan	–	20,666,076	–	20,666,076
Luxembourg	–	3,087,802	–	3,087,802
Mexico	3,095,838	–	–	3,095,838
Netherlands	–	13,644,162	–	13,644,162
Norway	–	1,361,624	–	1,361,624
Singapore	1,731,600	839,883	–	2,571,483
South Africa	–	2,070,503	–	2,070,503
South Korea	1,650,020	7,108,112	–	8,758,132
Spain	–	5,388,155	–	5,388,155
Switzerland	1,345,416	8,168,265	–	9,513,681
Taiwan	–	2,781,250	–	2,781,250
United Kingdom	3,770,035	28,145,748	–	31,915,783
United States	172,425,843	–	–	172,425,843
Short-Term Securities	6,182,845	–	–	6,182,845
Total	$211,114,076	$141,514,526	–	$352,628,602

4	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$2,116	$1,510,247	–	$1,512,363
Liabilities:
Equity contracts	(29,785)	–	–	(29,785)
Foreign currency exchange contracts	–	(719,998)	–	(719,998)
Total	$(27,669)	$790,249	–	$762,580

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS	DECEMBER 31, 2011	5

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology – 20.1%
3SBio, Inc. – ADR (a)	467,000	$4,772,740
Achillion Pharmaceuticals, Inc. (a)	225,400	1,717,548
Acorda Therapeutics, Inc. (a)	621,700	14,821,328
Alexion Pharmaceuticals, Inc. (a)	583,124	41,693,366
Amgen, Inc.	924,610	59,369,208
ARIAD Pharmaceuticals, Inc. (a)(b)	1,044,900	12,800,025
Biogen Idec, Inc. (a)	493,700	54,331,685
BioMarin Pharmaceutical, Inc. (a)(b)	634,200	21,803,796
Celgene Corp. (a)(b)	589,600	39,856,960
Cubist Pharmaceuticals, Inc. (a)(b)	323,100	12,801,222
Gilead Sciences, Inc. (a)	308,600	12,630,998
Human Genome Sciences, Inc. (a)	354,200	2,617,538
Medivation, Inc. (a)	305,300	14,077,383
Momenta Pharmaceuticals, Inc. (a)(b)	386,600	6,722,974
Onyx Pharmaceuticals, Inc. (a)(b)	104,200	4,579,590
Pharmacyclics, Inc. (a)	458,307	6,792,110
Rigel Pharmaceuticals, Inc. (a)(b)	151,100	1,192,179
Synta Pharmaceuticals Corp. (a)	837,300	3,910,191
United Therapeutics Corp. (a)	236,000	11,151,000
Vertex Pharmaceuticals, Inc. (a)	153,100	5,084,451
332,726,292
Diversified Consumer Services – 0.2%
Stewart Enterprises, Inc., Class A	669,200	3,854,592

Health Care Equipment & Supplies – 12.6%
Align Technology, Inc. (a)	402,700	9,554,057
Baxter International, Inc.	151,900	7,516,012
Becton, Dickinson & Co.	286,900	21,437,168
China Kanghui Holdings, Inc. - ADR (a)(b)	64,120	945,129
Covidien Plc (c)	190,400	8,569,904
DENTSPLY International, Inc.	368,200	12,883,318
Gen-Probe, Inc. (a)	188,400	11,138,208
Hologic, Inc. (a)	1,858,400	32,540,584
Intuitive Surgical, Inc. (a)	28,300	13,103,183
Medtronic, Inc.	1,119,800	42,832,350
Natus Medical, Inc. (a)(b)	204,900	1,932,207
Sirona Dental Systems, Inc. (a)	109,200	4,809,168
St. Jude Medical, Inc.	441,900	15,157,170
Stryker Corp.	425,700	21,161,547
Varian Medical Systems, Inc. (a)	75,700	5,081,741
208,661,746
Health Care Providers & Services – 18.9%
Acadia Healthcare Co., Inc. (a)	141,200	1,407,764
Aetna, Inc.	983,500	41,493,865
AmerisourceBergen Corp.	886,600	32,972,654
Cardinal Health, Inc.	878,700	35,684,007
CIGNA Corp.	287,400	12,070,800
Henry Schein, Inc. (a)	382,414	24,638,934
Humana, Inc.	370,100	32,424,461
Laboratory Corp. of America Holdings (a)(b)	197,200	16,953,284
McKesson Corp.	415,700	32,387,187
Medco Health Solutions, Inc. (a)	158,050	8,834,995
Quest Diagnostics, Inc.	213,500	12,395,810
Tenet Healthcare Corp. (a)(b)	684,300	3,510,459
UnitedHealth Group, Inc. (c)	713,300	36,150,044
VCA Antech, Inc. (a)	423,100	8,356,225
WellPoint, Inc. (c)	219,833	14,563,936
313,844,425
Health Care Technology – 0.5%
Cerner Corp. (a)(b)	134,900	8,262,625

Industrial Conglomerates – 1.9%
Danaher Corp.	445,300	20,946,912

Common Stocks	Shares	Value
Industrial Conglomerates (concluded)
Koninklijke Philips Electronics NV	465,500	$9,766,959
30,713,871
Life Sciences Tools & Services – 3.9%
Agilent Technologies, Inc. (a)	708,700	24,754,891
Covance, Inc. (a)	109,600	5,010,912
Life Technologies Corp. (a)	409,900	15,949,209
Mettler-Toledo International, Inc. (a)(b)	61,504	9,084,756
PerkinElmer, Inc.	217,400	4,348,000
ShangPharma Corp.- ADR (a)	197,300	1,434,371
Thermo Fisher Scientific, Inc. (a)	78,500	3,530,145
64,112,284
Pharmaceuticals – 37.9%
Abbott Laboratories	639,800	35,975,954
Alkermes Plc	453,800	7,877,968
Allergan, Inc.	239,700	21,031,278
Auxilium Pharmaceuticals, Inc. (a)	341,300	6,802,109
Bayer AG	110,000	7,024,961
Bristol-Myers Squibb Co.	1,950,200	68,725,048
Elan Corp. Plc - ADR (a)	1,525,200	20,956,248
Eli Lilly & Co.	502,500	20,883,900
GlaxoSmithKline Plc	1,786,400	40,704,468
GlaxoSmithKline Plc - ADR	207,500	9,468,225
Johnson & Johnson	893,100	58,569,498
Medicis Pharmaceutical Corp., Class A	463,700	15,418,025
Merck & Co., Inc.	1,467,300	55,317,210
Merck KGaA	151,400	15,077,012
Mylan, Inc. (a)(b)	821,900	17,637,974
Pfizer, Inc.	4,334,840	93,805,938
Roche Holding AG	380,600	64,366,443
Sanofi SA	472,200	34,516,651
Shire Plc - ADR	167,300	17,382,470
Teva Pharmaceutical Industries Ltd. - ADR	433,900	17,512,204
629,053,584
Total Long-Term Investments
(Cost – $1,413,981,433) – 96.0%		1,591,229,419

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	57,036,653	57,036,653

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$59,904	59,903,522

Total Short-Term Securities (Cost – $116,940,175) – 7.1%		116,940,175

Total Investments Before Options Written (Cost – $1,530,921,608*) – 103.1%		1,708,169,594

6	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options Written
Covidien Plc, Strike Price USD 45, Expires 1/21/12	920	$(98,900)
UnitedHealth Group, Inc., Strike Price USD 48, Expires 1/21/12	830	(269,750)
UnitedHealth Group, Inc., Strike Price USD 49, Expires 1/21/12	830	(201,690)
WellPoint, Inc., Strike Price USD 65, Expires 1/21/12	375	(90,938)
WellPoint, Inc., Strike Price USD 67.5, Expires 1/21/12	875	(91,875)

Exchange-Traded Put Options Written
Vertex Pharmaceuticals, Inc., Strike Price USD 28, Expires 1/21/12	1,380	(24,150)

Total Options Written (Premiums Received – $759,422) – (0.1)%		(777,303)

Total Investments Net of Options Written – 103.0%		1,707,392,291
Liabilities in Excess of Other Assets – (3.0)%		(49,841,099)

Net Assets – 100.0%		$1,657,551,192

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,542,886,369

Gross unrealized appreciation	$191,264,423
Gross unrealized depreciation	(25,981,198)

Net unrealized appreciation	$165,283,225

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at September 30, 2011	Net Activity	Shares/ Beneficial Interest held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	114,422,161	(57,385,508)	57,036,653	$467	$26,277
BlackRock Liquidity Series, LLC Money Market Series	$27,098,498	$32,805,024	$59,903,522	–	$21,708

(f)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
EUR	1,536,000	USD	2,115,078	Citibank, N.A.	1/18/12	$(126,856)
EUR	2,398,000	USD	3,215,847	Citibank, N.A.	1/18/12	(111,838)
GBP	2,555,000	USD	4,118,504	Citibank, N.A.	1/18/12	(151,303)
JPY	15,000,000	USD	192,428	UBS AG	1/18/12	2,511
USD	1,854,657	CHF	1,742,500	Citibank, N.A.	1/18/12	(1,079)
USD	3,389,799	CHF	3,116,500	Citibank, N.A.	1/18/12	70,775
USD	6,934,507	CHF	6,222,000	Citibank, N.A.	1/18/12	308,173
USD	4,497,253	CHF	3,908,000	Citibank, N.A.	1/18/12	335,293
USD	4,383,832	CHF	3,786,000	Citibank, N.A.	1/18/12	351,801
USD	34,317,332	CHF	31,582,000	Citibank, N.A.	1/18/12	682,991
USD	4,304,350	CHF	3,878,000	Deutsche Bank AG	1/18/12	174,340
USD	4,973,807	CHF	4,657,000	UBS AG	1/18/12	14,174
USD	1,497,910	EUR	1,086,000	Citibank, N.A.	1/18/12	92,174
USD	1,983,251	EUR	1,452,000	Citibank, N.A.	1/18/12	103,759
USD	2,233,905	EUR	1,642,000	Citibank, N.A.	1/18/12	108,474
USD	2,741,646	EUR	1,958,000	Citibank, N.A.	1/18/12	207,180

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	4,235,266	EUR	3,044,000	Deutsche Bank AG	1/18/12	$295,065
USD	7,922,175	EUR	5,751,000	Deutsche Bank AG	1/18/12	477,990
USD	47,807,094	EUR	35,992,000	Deutsche Bank AG	1/18/12	1,218,481
USD	709,368	EUR	514,000	UBS AG	1/18/12	44,038
USD	4,268,767	EUR	3,015,000	UBS AG	1/18/12	366,103
USD	2,485,034	GBP	1,606,500	Citibank, N.A.	1/18/12	(9,412)
USD	2,419,054	GBP	1,545,000	Citibank, N.A.	1/18/12	20,101
USD	33,557,971	GBP	21,817,000	Royal Bank of Scotland Plc	1/18/12	(317,736)
USD	2,125,180	GBP	1,358,000	Royal Bank of Scotland Plc	1/18/12	16,586

Total						$4,171,785

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a

BLACKROCK FUNDS	DECEMBER 31, 2011	7

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$332,726,292	–	–	$332,726,292
Diversified Consumer Services	3,854,592	–	–	3,854,592
Health Care Equipment & Supplies	208,661,746	–	–	208,661,746
Health Care Providers & Services	313,844,425	–	–	313,844,425
Health Care Technology	8,262,625	–	–	8,262,625
Industrial Conglo- merates	20,946,912	$ 9,766,959	–	30,713,871
Life Sciences Tools & Services	64,112,284	–	–	64,112,284
Pharma- ceuticals	467,364,049	161,689,535	–	629,053,584
Short-Term Securities	57,036,653	59,903,522	–	116,940,175

Total	$1,476,809,578	$231,360,016	–	$1,708,169,594

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$4,890,009	–	$4,890,009
Liabilities:
Equity contracts	$(777,303)	–	–	(777,303)
Foreign currency exchange contracts	–	(718,224)	–	(718,224)
Total	$(777,303)	$4,171,785	–	$3,394,482

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

8	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.7%
Arcos Dorados Holdings, Inc., Class A	608,300	$12,488,399

Australia – 2.7%
Australia & New Zealand Banking Group Ltd.	730,600	15,302,311
BHP Billiton Ltd.	437,600	15,446,659
Newcrest Mining Ltd.	579,100	17,648,101

		48,397,071

Belgium – 1.3%
Anheuser-Busch InBev NV	368,700	22,502,915

Bermuda – 0.9%
Seadrill Ltd.	452,800	15,100,458

Brazil – 3.2%
Banco Bradesco SA, Preference Shares	1,485,400	24,487,897
BM&FBovespa SA	1,988,400	10,447,029
Cia Energetica de Minas Gerais - ADR	752,525	13,387,420
Tractebel Energia SA	560,200	8,998,039

		57,320,385

Canada – 5.0%
Canadian National Railway Co.	118,000	9,283,632
First Quantum Minerals Ltd.	757,000	14,898,503
Gildan Activewear, Inc.	225,300	4,237,299
Manulife Financial Corp.	721,600	7,685,261
Royal Bank of Canada	193,500	9,873,011
Suncor Energy, Inc.	422,300	12,178,821
The Toronto-Dominion Bank	135,500	10,147,038
TransCanada Corp.	185,000	8,086,429
Yamana Gold, Inc.	774,000	11,411,514

		87,801,508

China – 1.7%
China Construction Bank Corp., H Shares	26,177,800	18,183,382
China Merchants Bank Co. Ltd., H Shares	5,064,900	10,178,361
Lentuo International, Inc. - ADR (a)(b)	301,000	752,500

		29,114,243

Colombia – 0.2%
Petrominerales Ltd.	243,100	3,951,643

Denmark – 0.5%
Carlsberg A/S, Class B	117,100	8,245,427

France – 4.8%
AXA SA	861,027	11,129,790
BNP Paribas SA	151,170	5,886,459
Danone SA	370,100	23,224,629
GDF SUEZ	367,600	9,988,817
LVMH Moet Hennessy Louis Vuitton SA	62,800	8,846,280
Sanofi SA	280,600	20,511,166
Société Generale SA	269,300	5,944,951

		85,532,092

Germany – 7.3%
Adidas AG	162,305	10,545,431
Allianz SE	155,400	14,841,313
Bayer AG	88,500	5,651,901
Bayerische Motoren Werke AG	123,200	8,235,671
Continental AG	119,700	7,433,172
Deutsche Lufthansa AG	429,000	5,102,754
Gerry Weber International AG	358,688	10,917,905
Infineon Technologies AG	1,711,300	12,852,719
K+S AG	260,000	11,726,422
Kabel Deutschland Holding AG (a)	106,955	5,422,120
Merck KGaA	147,500	14,688,635
Metro AG	162,700	5,932,543
Volkswagen AG, Preference Shares	98,748	14,763,912

		128,114,498

Common Stocks	Shares	Value
Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc	788,075	$2,003,320

Hong Kong – 3.5%
AIA Group Ltd.	3,534,000	11,001,068
China Merchants Holdings International Co. Ltd.	3,013,900	8,717,178
China Mobile Ltd.	829,100	8,055,194
China Resources Enterprise Ltd.	2,003,000	6,856,067
Hong Kong Exchanges and Clearing Ltd.	499,100	7,941,678
Melco Crown Entertainment Ltd.- ADR (a)	653,300	6,284,746
REXLot Holdings Ltd.	40,096,100	2,624,594
Wharf Holdings Ltd.	2,122,000	9,565,288

		61,045,813

Indonesia – 0.4%
Adaro Energy Tbk PT	35,183,200	6,846,934

Ireland – 1.9%
Experian Plc	1,287,361	17,498,392
Shire Plc - ADR	129,500	13,455,050
WPP Plc	188,087	1,972,501

		32,925,943

Israel – 1.0%
Check Point Software Technologies Ltd. (a)	228,300	11,994,882
Teva Pharmaceutical Industries Ltd. - ADR	161,000	6,497,960

		18,492,842

Italy – 1.3%
ENI SpA	652,000	13,442,667
Intesa Sanpaolo SpA	5,953,200	9,915,127

		23,357,794

Japan – 12.6%
Bridgestone Corp.	720,000	16,306,691
Canon, Inc.	189,800	8,352,592
The Chiba Bank Ltd.	1,892,000	12,164,299
Daikin Industries Ltd.	309,100	8,437,539
Daiwa Office Investment Corp.	1,369	2,901,972
IHI Corp.	8,449,000	20,484,314
Japan Prime Realty Investment Corp.	1,770	4,159,516
Japan Tobacco, Inc.	2,570	12,085,461
JGC Corp.	477,000	11,452,140
Kubota Corp.	1,345,100	11,256,532
Mitsubishi Chemical Holdings Corp.	1,360,300	7,455,034
Mitsui Fudosan Co. Ltd.	586,300	8,549,256
ORIX Corp.	118,000	9,728,079
SMC Corp.	84,200	13,546,580
Softbank Corp.	435,200	12,780,987
Sumitomo Mitsui Financial Group, Inc.	330,300	9,160,137
Teijin Ltd.	2,101,100	6,446,229
Tokyo Electron Ltd.	241,100	12,215,964
Toray Industries, Inc.	1,688,500	12,080,600
Yamato Holdings Co. Ltd.	476,800	8,024,868
Zeon Corp.	1,780,600	15,378,802

		222,967,592

Luxembourg – 1.3%
ArcelorMittal	573,200	10,415,277
Subsea 7 SA	660,200	12,187,384

		22,602,661

Malaysia – 0.3%
Genting Malaysia BHD	4,822,400	5,820,479

Mexico – 1.2%
Fomento Economico Mexicano SAB de CV - ADR	199,200	13,886,232
Grupo Modelo SAB de CV, Series C	1,209,500	7,627,251

		21,513,483

BLACKROCK FUNDS	DECEMBER 31, 2011	9

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands – 6.6%
AEGON NV (a)	1,848,600	$7,388,280
Akzo Nobel NV	223,800	10,784,803
ASML Holding NV	231,300	9,661,719
Corio NV	34,539	1,495,570
ING Groep NV (a)	815,390	5,831,328
Koninklijke DSM NV	252,800	11,684,758
Koninklijke KPN NV	591,900	7,065,591
Royal Dutch Shell Plc, A Shares	1,226,800	44,717,790
Unilever NV	496,800	17,081,708
Wereldhave NV	16,200	1,071,984

		116,783,531

Norway – 1.1%
Aker Solutions ASA	558,200	5,850,989
DnB NOR ASA	730,300	7,118,067
Storebrand ASA	1,267,000	6,554,587

		19,523,643

Singapore – 2.1%
Avago Technologies Ltd.	303,100	8,747,466
Sakari Resources Ltd.	6,385,600	9,060,916
Singapore Telecommunications Ltd.	8,177,100	19,475,803

		37,284,185

South Africa – 0.9%
MTN Group Ltd.	529,900	9,414,875
Naspers Ltd., N Shares	165,600	7,233,656

		16,648,531

South Korea – 3.6%
Hyundai Marine & Fire Insurance Co. Ltd.	441,200	13,235,443
Hyundai Mobis Co. Ltd.	23,200	5,894,470
Kia Motors Corp.	208,500	12,098,783
KT Corp. - ADR	565,700	8,847,548
Samsung Electronics Co. Ltd.	15,000	13,797,569
Samsung Life Insurance Co. Ltd.	125,600	8,832,160

		62,705,973

Spain – 1.7%
Repsol YPF SA	428,895	13,122,138
Telefonica SA	1,013,600	17,462,421

		30,584,559

Switzerland – 5.5%
Julius Baer Group Ltd.	320,500	12,484,251
Nestle SA	403,500	23,170,392
Roche Holding AG	140,300	23,727,304
Swiss Re AG	284,300	14,453,735
Temenos Group AG (a)	595,800	9,726,558
Xstrata Plc	930,909	14,173,129

		97,735,369

Taiwan – 2.5%
Chunghwa Telecom Co. Ltd. - ADR	344,567	11,467,190
Mega Financial Holding Co. Ltd.	16,132,946	10,741,356
Taiwan Semiconductor Manufacturing Co. Ltd.	3,586,000	8,959,979
United Microelectronics Corp.	31,927,000	13,376,253

		44,544,778

United Kingdom – 18.4%
Aegis Group Plc	2,883,957	6,463,456
ARM Holdings Plc	1,091,800	10,077,751
Barclays Plc	4,041,200	11,067,499
Barratt Developments Plc (a)	467,962	672,982
Bellway Plc	196,942	2,179,007
BG Group Plc	843,800	18,026,501
BP Plc	3,811,100	27,147,359

Common Stocks	Shares	Value
United Kingdom (concluded)
British American Tobacco Plc	591,000	$28,037,050
Britvic Plc	1,891,800	9,443,653
Compass Group Plc	732,600	6,951,421
GlaxoSmithKline Plc	1,313,400	29,926,807
HSBC Holdings Plc	3,727,799	28,457,976
Imperial Tobacco Group Plc	528,600	20,002,348
Inchcape Plc	1,421,920	6,469,321
International Consolidated Airlines Group SA (a)	4,884,500	11,159,230
Kazakhmys Plc	452,184	6,528,945
National Grid Plc	2,335,200	22,571,370
Persimmon Plc	224,270	1,636,116
Rexam Plc	2,033,100	11,126,698
Scottish & Southern Energy Plc	719,000	14,392,328
Taylor Wimpey Plc (a)	3,365,206	1,961,412
Unilever Plc	435,400	14,600,634
Vodafone Group Plc	5,317,800	14,826,481
Vodafone Group Plc - ADR	738,600	20,702,958

		324,429,303

United States – 0.3%
NII Holdings, Inc. (a)(b)	255,200	5,435,760

Total Long-Term Investments (Cost – $1,758,830,886) – 94.6%		1,671,821,132

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	65,972,217	65,972,217

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$2,494	2,493,700

Total Short-Term Securities (Cost – $68,465,917) – 3.9%		68,465,917

Total Investments (Cost – $1,827,296,803*) – 98.5%		1,740,287,049
Other Assets Less Liabilities – 1.5%		26,242,273

Net Assets – 100.0%		$1,766,529,322

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,830,773,007

Gross unrealized appreciation	$129,847,252
Gross unrealized depreciation	(220,333,210)

Net unrealized depreciation	$(90,485,958)

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

10	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	71,355,791	(5,383,574)	65,972,217	$1,332	$23,864
BlackRock Liquidity Series, LLC Money Market Series	$7,202,388	$(4,708,688)	$2,493,700	–	$1,905

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
CAD	2,484,000	USD	2,429,537	Royal Bank of Scotland Plc	1/03/12	$8,745
CAD	1,757,000	USD	1,721,326	Citibank, N.A.	1/04/12	4,184
JPY	9,193,000	USD	118,284	Citibank, N.A.	1/04/12	1,153
JPY	20,258,000	USD	262,070	Citibank, N.A.	1/05/12	1,226
JPY	8,293,000	USD	107,340	Citibank, N.A.	1/06/12	446
AUD	23,593,000	USD	22,334,738	Citibank, N.A.	1/18/12	1,739,134
AUD	3,605,000	USD	3,675,197	UBS AG	1/18/12	3,281
AUD	787,000	USD	797,735	UBS AG	1/18/12	5,307
CAD	5,482,000	USD	5,505,243	Citibank, N.A.	1/18/12	(126,496)
CAD	6,810,000	USD	6,699,683	Citibank, N.A.	1/18/12	(17,949)
CAD	37,343,000	USD	35,174,294	Citibank, N.A.	1/18/12	1,465,353
CAD	19,987,000	USD	19,569,293	UBS AG	1/18/12	41,253
CHF	5,389,400	USD	6,012,151	Citibank, N.A.	1/18/12	(272,523)
CHF	16,498,000	USD	17,893,321	Deutsche Bank AG	1/18/12	(323,207)
CHF	5,865,000	USD	6,618,780	UBS AG	1/18/12	(372,646)
CHF	4,231,700	USD	4,694,789	UBS AG	1/18/12	(188,094)
CHF	2,108,000	USD	2,396,280	UBS AG	1/18/12	(151,292)
EUR	7,895,000	USD	10,974,311	Citibank, N.A.	1/18/12	(754,898)
EUR	5,917,000	USD	7,935,017	Citibank, N.A.	1/18/12	(275,958)
EUR	2,221,000	USD	3,058,326	Citibank, N.A.	1/18/12	(183,428)
EUR	9,513,000	USD	12,393,984	Citibank, N.A.	1/18/12	(80,206)
EUR	6,115,000	USD	8,431,643	Deutsche Bank AG	1/18/12	(516,291)
EUR	2,763,500	USD	3,798,699	Deutsche Bank AG	1/18/12	(221,581)
EUR	11,375,000	USD	15,180,256	Royal Bank of Scotland Plc	1/18/12	(456,277)
EUR	5,115,000	USD	6,825,502	Royal Bank of Scotland Plc	1/18/12	(204,565)
EUR	13,853,000	USD	18,700,705	UBS AG	1/18/12	(769,163)
EUR	7,638,500	USD	10,525,257	UBS AG	1/18/12	(637,862)
GBP	8,859,700	USD	13,952,938	Citibank, N.A.	1/18/12	(196,298)
GBP	3,935,000	USD	6,084,191	Citibank, N.A.	1/18/12	25,765
GBP	40,179,000	USD	62,048,912	Royal Bank of Scotland Plc	1/18/12	337,853

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
GBP	8,450,000	USD	13,513,274	UBS AG	1/18/12	$(392,784)
GBP	5,189,000	USD	8,165,089	UBS AG	1/18/12	(108,021)
GBP	1,800,000	USD	2,884,579	UBS AG	1/18/12	(89,682)
HKD	119,488,000	USD	15,385,107	Citibank, N.A.	1/18/12	499
HKD	12,856,700	USD	1,653,163	Citibank, N.A.	1/18/12	2,301
HKD	43,760,000	USD	5,629,037	Citibank, N.A.	1/18/12	5,622
HKD	21,838,900	USD	2,804,393	Citibank, N.A.	1/18/12	7,644
HKD	43,385,000	USD	5,582,146	UBS AG	1/18/12	4,226
JPY	356,916,500	USD	4,638,357	Citibank, N.A.	1/18/12	95
JPY	4,820,340,000	USD	62,825,952	Deutsche Bank AG	1/18/12	(181,281)
JPY	728,380,000	USD	9,630,350	Deutsche Bank AG	1/18/12	(164,395)
JPY	851,000,000	USD	11,116,801	Deutsche Bank AG	1/18/12	(57,287)
MXN	171,945,000	USD	12,402,902	Royal Bank of Scotland Plc	1/18/12	(102,460)
SEK	252,335,000	USD	36,691,467	Deutsche Bank AG	1/18/12	(63,816)
USD	5,183,251	AUD	5,435,000	Citibank, N.A.	1/18/12	(362,525)
USD	1,720,744	CAD	1,757,000	Citibank, N.A.	1/18/12	(4,765)
USD	2,428,694	CAD	2,484,000	Royal Bank of Scotland Plc	1/18/12	(8,520)
USD	3,180,856	CHF	2,988,500	Citibank, N.A.	1/18/12	(1,850)
USD	4,090,591	CHF	3,558,000	Citibank, N.A.	1/18/12	301,376
USD	6,433,325	CHF	5,556,000	Citibank, N.A.	1/18/12	516,272
USD	3,168,074	EUR	2,375,000	Citibank, N.A.	1/18/12	93,837
USD	2,112,191	EUR	1,530,000	Citibank, N.A.	1/18/12	131,735
USD	4,901,184	EUR	3,662,000	Citibank, N.A.	1/18/12	161,034
USD	2,863,086	EUR	2,052,000	Citibank, N.A.	1/18/12	206,945
USD	7,385,649	EUR	5,515,000	Citibank, N.A.	1/18/12	246,946
USD	4,189,482	EUR	2,992,000	Citibank, N.A.	1/18/12	316,590
USD	9,788,995	EUR	7,165,000	Citibank, N.A.	1/18/12	514,506
USD	2,606,763	EUR	1,912,000	Deutsche Bank AG	1/18/12	131,840
USD	9,181,617	EUR	6,690,000	Deutsche Bank AG	1/18/12	521,975
USD	13,149,321	EUR	9,710,000	Deutsche Bank AG	1/18/12	580,544
USD	103,180,014	EUR	77,680,000	Deutsche Bank AG	1/18/12	2,629,796
USD	924,662	EUR	670,000	UBS AG	1/18/12	57,404
USD	14,975,778	EUR	10,965,000	UBS AG	1/18/12	782,509
USD	15,802,998	GBP	10,190,000	Citibank, N.A.	1/18/12	(19,226)

BLACKROCK FUNDS	DECEMBER 31, 2011	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	1,420,987	GBP	909,000	Citibank, N.A.	1/18/12	$9,564
USD	1,213,095	GBP	759,000	Citibank, N.A.	1/18/12	34,580
USD	5,448,744	GBP	3,480,000	Citibank, N.A.	1/18/12	45,276
USD	1,985,076	GBP	1,247,000	Citibank, N.A.	1/18/12	48,833
USD	3,071,181	GBP	1,927,000	Citibank, N.A.	1/18/12	79,088
USD	5,316,973	GBP	3,344,000	Citibank, N.A.	1/18/12	124,675
USD	6,445,566	GBP	4,010,000	Citibank, N.A.	1/18/12	219,156
USD	4,969,687	GBP	3,149,500	Deutsche Bank AG	1/18/12	79,394
USD	8,645,840	GBP	5,448,000	Deutsche Bank AG	1/18/12	186,617
USD	21,751,846	GBP	13,861,000	Royal Bank of Scotland Plc	1/18/12	229,584
USD	5,173,238	GBP	3,330,000	UBS AG	1/18/12	2,678
USD	501,173	GBP	320,000	UBS AG	1/18/12	4,302
USD	988,630	GBP	629,500	UBS AG	1/18/12	11,192
USD	5,266,590	GBP	3,366,500	UBS AG	1/18/12	39,355
USD	11,553,072	GBP	7,255,000	UBS AG	1/18/12	288,084
USD	11,342,811	GBP	7,070,000	UBS AG	1/18/12	365,076
USD	4,934,968	HKD	38,373,000	Citibank, N.A.	1/18/12	(6,046)
USD	309,674	JPY	24,187,000	Citibank, N.A.	1/18/12	(4,658)
USD	273,202	JPY	21,262,000	Citibank, N.A.	1/18/12	(3,117)
USD	262,093	JPY	20,258,000	Citibank, N.A.	1/18/12	(1,203)
USD	118,299	JPY	9,193,000	Citibank, N.A.	1/18/12	(1,172)
USD	107,350	JPY	8,293,000	Citibank, N.A.	1/18/12	(436)
USD	9,390,638	JPY	721,895,000	Citibank, N.A.	1/18/12	8,961
USD	8,337,807	JPY	638,581,000	Citibank, N.A.	1/18/12	38,871
USD	12,868,092	JPY	985,230,000	Citibank, N.A.	1/18/12	64,138
USD	219,613	JPY	17,061,000	Deutsche Bank AG	1/18/12	(2,110)
USD	7,956,860	JPY	609,361,000	Royal Bank of Scotland Plc	1/18/12	37,663
USD	4,442,475	JPY	336,139,000	Royal Bank of Scotland Plc	1/18/12	74,045
USD	302,953	JPY	23,577,000	UBS AG	1/18/12	(3,451)
USD	4,282,221	NOK	25,058,000	Royal Bank of Scotland Plc	1/18/12	95,286
USD	35,053,448	NOK	208,097,000	Royal Bank of Scotland Plc	1/18/12	282,573
USD	3,549,195	SGD	4,574,000	Deutsche Bank AG	1/18/12	22,953
USD	7,229,413	SGD	9,425,000	Royal Bank of Scotland Plc	1/18/12	(36,619)

Total						$5,875,182

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
906	E-Mini S&P 500® Futures	Chicago Mercantile	March 2012	$56,742,780	$1,014,358
•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$12,488,399	–	–	$12,488,399
Australia	–	$48,397,071	–	48,397,071
Belgium	–	22,502,915	–	22,502,915
Bermuda	–	15,100,458	–	15,100,458
Brazil	57,320,385	–	–	57,320,385
Canada	87,801,508	–	–	87,801,508
China	752,500	28,361,743	–	29,114,243
Colombia	3,951,643	–	–	3,951,643
Denmark	–	8,245,427	–	8,245,427
France	–	85,532,092	–	85,532,092
Germany	–	128,114,498	–	128,114,498
Gibraltar	–	2,003,320	–	2,003,320
Hong Kong	6,284,746	54,761,067	–	61,045,813
Indonesia	–	6,846,934	–	6,846,934
Ireland	13,455,050	19,470,893	–	32,925,943
Israel	18,492,842	–	–	18,492,842
Italy	–	23,357,794	–	23,357,794
Japan	–	222,967,592	–	222,967,592
Luxembourg	–	22,602,661	–	22,602,661
Malaysia	–	5,820,479	–	5,820,479
Mexico	21,513,483	–	–	21,513,483
Netherlands	–	116,783,531	–	116,783,531
Norway	–	19,523,643	–	19,523,643
Singapore	8,747,466	28,536,719	–	37,284,185
South Africa	–	16,648,531	–	16,648,531
South Korea	8,847,548	53,858,425	–	62,705,973
Spain	–	30,584,559	–	30,584,559

12	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Switzerland	–	$97,735,369	–	$97,735,369
Taiwan	$11,467,190	33,077,588	–	44,544,778
United Kingdom	20,702,958	303,726,345	–	324,429,303
United States	5,435,760	–	–	5,435,760
Short-Term Securities	65,972,217	2,493,700	–	68,465,917
Total	$343,233,695	$1,397,053,354	–	$1,740,287,049

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$15,754	$13,223,586	–	$13,239,340
Equity contracts	1,014,358	–	–	1,014,358
Liabilities:
Foreign currency exchange contracts	–	(7,364,158)	–	(7,364,158)
Total	$1,030,112	$5,859,428	–	$6,889,540

[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	DECEMBER 31, 2011	13

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology – 2.4%
Amgen, Inc.	15,200	$975,992
Biogen Idec, Inc. (a)	20,100	2,212,005
Celgene Corp. (a)	14,200	959,920

		4,147,917

Communications Equipment – 7.5%
F5 Networks, Inc. (a)	25,900	2,748,508
Juniper Networks, Inc. (a)	39,600	808,236
Motorola Solutions, Inc.	21,714	1,005,141
Polycom, Inc. (a)	162,400	2,647,120
QUALCOMM, Inc.	90,100	4,928,470
Riverbed Technology, Inc. (a)	44,200	1,038,700

		13,176,175

Computers & Peripherals – 6.9%
Apple, Inc. (a)	13,900	5,629,500
EMC Corp. (a)	81,100	1,746,894
Hewlett-Packard Co.	109,100	2,810,416
SanDisk Corp. (a)	40,400	1,988,084

		12,174,894

Diversified Telecommunication Services – 1.2%
AT&T Inc.	70,100	2,119,824

Electronic Equipment, Instruments & Components – 0.7%
Jabil Circuit, Inc.	64,100	1,260,206

Health Care Equipment & Supplies – 0.5%
Stryker Corp.	19,400	964,374

Household Durables – 0.3%
ZAGG, Inc. (a)(b)	66,300	468,741

Internet & Catalog Retail – 0.5%
Amazon.com, Inc. (a)	4,800	830,880

Internet Software & Services – 7.7%
eBay, Inc. (a)	145,600	4,416,048
Google, Inc., Class A (a)	11,800	7,621,620
LogMeIn, Inc. (a)	41,600	1,603,680

		13,641,348

IT Services – 12.6%
Accenture Plc, Class A	67,300	3,582,379
Automatic Data Processing, Inc.	58,800	3,175,788
Global Payments, Inc.	67,200	3,183,936
International Business Machines Corp.	31,600	5,810,608
Teradata Corp. (a)	106,500	5,166,315
The Western Union Co.	70,600	1,289,156

		22,208,182

Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	78,700	2,773,388
Pfizer, Inc.	148,800	3,220,032
Roche Holding AG	14,600	2,469,128

		8,462,548

Semiconductors & Semiconductor Equipment – 15.4%
Altera Corp.	75,100	2,786,210
ARM Holdings Plc	39,100	360,909
ASML Holding NV	23,500	981,627
Avago Technologies Ltd.	108,100	3,119,766
Fairchild Semiconductor International, Inc. (a)	133,300	1,604,932
Infineon Technologies AG	95,100	714,248
International Rectifier Corp. (a)	19,400	376,748
Intersil Corp., Class A	72,900	761,076
Linear Technology Corp.	116,800	3,507,504
Microchip Technology, Inc.	96,700	3,542,121
ON Semiconductor Corp. (a)	271,000	2,092,120
RF Micro Devices, Inc. (a)	185,000	999,000

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Samsung Electronics Co. Ltd.	2,700	$2,483,563
Tokyo Electron Ltd.	6,400	324,273
Xilinx, Inc.	109,000	3,494,540

		27,148,637

Software – 28.1%
ACI Worldwide, Inc. (a)	93,700	2,683,568
BMC Software, Inc. (a)	26,600	871,948
Check Point Software Technologies Ltd. (a)	51,400	2,700,556
Fortinet, Inc. (a)	240,800	5,251,848
Imperva, Inc. (a)	77,500	2,697,775
Informatica Corp. (a)	148,000	5,465,640
Intuit, Inc.	34,100	1,793,319
MICROS Systems, Inc. (a)	59,100	2,752,878
Microsoft Corp.	208,500	5,412,660
MicroStrategy, Inc., Class A (a)	15,000	1,624,800
Oracle Corp.	28,000	718,200
Progress Software Corp. (a)	24,750	478,913
QLIK Technologies, Inc. (a)	140,500	3,400,100
Red Hat, Inc. (a)	98,500	4,067,065
Symantec Corp. (a)	209,300	3,275,545
Temenos Group AG (a)(b)	153,100	2,499,389
TIBCO Software, Inc. (a)	125,200	2,993,532
Totvs SA	49,200	877,304

		49,565,040

Total Common Stocks – 88.6%		156,168,766

Investment Companies
Powershares QQQ Trust Series 1	124,400	6,945,252
SPDR S&P 500 ETF Trust	56,100	7,040,550

Total Investment Companies – 8.0%		13,985,802

Total Long-Term Investments (Cost – $160,457,572) – 96.6%		170,154,568

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	5,253,755	5,253,755

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$2,913	2,913,195

Total Short-Term Securities (Cost – $8,166,950) – 4.6%		8,166,950

Total Investments (Cost – $168,624,522*) – 101.2%		178,321,518
Liabilities in Excess of Other Assets – (1.2)%		(2,057,609)

Net Assets – 100.0%		$176,263,909

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$172,587,540

Gross unrealized appreciation	$11,694,603
Gross unrealized depreciation	(5,960,625)

Net unrealized appreciation	$5,733,978

14	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,191,478	(937,723)	5,253,755	$214	$2,157
BlackRock Liquidity Series, LLC Money Market Series	$8,808,582	$(5,895,387)	$2,913,195	–	$34,875

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
EUR	815,000	USD	1,092,959	Citibank, N.A.	1/18/12	$(38,010)
EUR	687,000	USD	895,056	Citibank, N.A.	1/18/12	(5,792)
EUR	390,000	USD	520,420	Royal Bank of Scotland Plc	1/18/12	(15,597)
EUR	336,000	USD	453,580	UBS AG	1/18/12	(18,656)
GBP	417,500	USD	657,511	Citibank, N.A.	1/18/12	(9,250)
GBP	15,000	USD	24,179	Citibank, N.A.	1/18/12	(888)
JPY	139,791,000	USD	1,794,788	Citibank, N.A.	1/18/12	21,922
JPY	137,000,000	USD	1,757,508	UBS AG	1/18/12	22,931
NOK	4,137,400	USD	731,904	UBS AG	1/18/12	(40,587)
USD	891,554	CHF	820,000	Citibank, N.A.	1/18/12	18,267
USD	1,986,324	CHF	1,828,000	Citibank, N.A.	1/18/12	39,532
USD	754,028	CHF	706,000	UBS AG	1/18/12	2,149
USD	1,343,587	CHF	1,226,000	UBS AG	1/18/12	37,916
USD	3,538,511	EUR	2,664,000	Royal Bank of Scotland Plc	1/18/12	90,188
USD	437,050	EUR	320,000	UBS AG	1/18/12	22,836
USD	559,258	EUR	395,000	UBS AG	1/18/12	47,964
USD	1,593,531	GBP	1,036,000	Royal Bank of Scotland Plc	1/18/12	(15,088)
USD	354,236	HKD	2,755,000	Royal Bank of Scotland Plc	1/18/12	(505)
USD	2,140,580	JPY	163,944,000	Citibank, N.A.	1/18/12	9,979
USD	1,988,076	JPY	152,620,000	Royal Bank of Scotland Plc	1/18/12	4,641
USD	903,216	NOK	5,362,000	Royal Bank of Scotland Plc	1/18/12	7,281

Total						$181,233
•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2011	15

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$4,147,917	–	–	$4,147,917
Communications Equipment	13,176,175	–	–	13,176,175
Computers & Peripherals	12,174,894	–	–	12,174,894
Diversified Telecommunication Services	2,119,824	–	–	2,119,824
Electronic Equipment, Instruments & Components	1,260,206	–	–	1,260,206
Health Care Equipment & Supplies	964,374	–	–	964,374
Household Durables	468,741	–	–	468,741
Internet & Catalog Retail	830,880	–	–	830,880
Internet Software & Services	13,641,348	–	–	13,641,348
IT Services	22,208,182	–	–	22,208,182
Pharmaceuticals	5,993,420	$2,469,128	–	8,462,548
Semiconductors & Semiconductor Equipment	22,284,017	4,864,620	–	27,148,637
Software	47,065,651	2,499,389	–	49,565,040
Investment Companies	13,985,802	–	–	13,985,802
Short-Term Securities	5,253,755	2,913,195	–	8,166,950
Total	$165,575,186	$12,746,332	–	$178,321,518

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$325,606	–	$325,606
Liabilities:
Foreign currency exchange contracts	–	(144,373)	–	(144,373)
Total	–	$181,233	–	$181,233

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

16	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 0.7%
Raytheon Co.	483,300	$23,382,054

Air Freight & Logistics – 1.4%
C.H. Robinson Worldwide, Inc.	343,300	23,955,474
Expeditors International of Washington, Inc.	479,800	19,652,608

		43,608,082

Airlines – 0.6%
Southwest Airlines Co.	2,091,400	17,902,384

Auto Components – 1.4%
The Goodyear Tire & Rubber Co. (a)(b)	1,944,600	27,554,982
Lear Corp.	395,400	15,736,920

		43,291,902

Automobiles – 0.4%
Tesla Motors, Inc. (a)(b)	403,700	11,529,672

Beverages – 0.7%
Coca-Cola Enterprises, Inc.	797,500	20,559,550

Biotechnology – 0.9%
Alexion Pharmaceuticals, Inc. (a)(b)	325,700	23,287,550
ARIAD Pharmaceuticals, Inc. (a)(b)	429,600	5,262,600

		28,550,150

Capital Markets – 4.3%
Affiliated Managers Group, Inc. (a)(b)	306,400	29,399,080
Ameriprise Financial, Inc.	486,700	24,159,788
Lazard Ltd., Class A	961,400	25,102,154
T. Rowe Price Group, Inc.	290,100	16,521,195
TD Ameritrade Holding Corp.	1,449,800	22,689,370
Waddell & Reed Financial, Inc., Class A	676,200	16,749,474

		134,621,061

Chemicals – 2.6%
Celanese Corp., Series A	497,100	22,006,617
Cytec Industries, Inc.	260,200	11,617,930
PPG Industries, Inc.	306,600	25,598,034
Valspar Corp.	553,700	21,577,689

		80,800,270

Commercial Banks – 2.5%
Comerica, Inc.	1,014,200	26,166,360
Commerce Bancshares, Inc.	300,465	11,453,726
Iberiabank Corp.	301,800	14,878,740
KeyCorp	3,478,200	26,747,358

		79,246,184

Commercial Services & Supplies – 0.4%
Republic Services, Inc.	476,100	13,116,555

Communications Equipment – 1.2%
F5 Networks, Inc. (a)(b)	260,000	27,591,200
Juniper Networks, Inc. (a)(b)	572,600	11,686,766

		39,277,966

Containers & Packaging – 1.3%
Crown Holdings, Inc. (a)	681,400	22,881,412
Rock-Tenn Co., Class A	335,200	19,341,040

		42,222,452

Diversified Financial Services – 0.9%
CBOE Holdings, Inc.	415,400	10,742,244
The NASDAQ OMX Group, Inc. (a)	747,000	18,308,970

		29,051,214

Diversified Telecommunication Services – 0.8%
CenturyLink, Inc.	520,800	19,373,760

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Lumos Networks Corp. (b)	273,275	$4,192,039

		23,565,799

Electric Utilities – 1.4%
FirstEnergy Corp.	384,000	17,011,200
PPL Corp.	935,700	27,528,294

		44,539,494

Electrical Equipment – 1.3%
The Babcock & Wilcox Co. (a)	824,300	19,898,602
Thomas & Betts Corp. (a)(b)	393,600	21,490,560

		41,389,162

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc.	500,600	9,841,796

Energy Equipment & Services – 2.9%
Cameron International Corp. (a)(b)	465,300	22,888,107
Dresser-Rand Group, Inc. (a)	351,805	17,558,588
Oceaneering International, Inc.	240,300	11,085,039
Rowan Cos., Inc. (a)(b)	1,007,600	30,560,508
Weatherford International Ltd. (a)	689,700	10,097,208

		92,189,450

Food & Staples Retailing – 0.6%
Whole Foods Market, Inc.	273,900	19,057,962

Food Products – 3.7%
ConAgra Foods, Inc.	1,110,000	29,304,000
H.J. Heinz Co.	336,200	18,168,248
Ralcorp Holdings, Inc. (a)	434,936	37,187,028
Sara Lee Corp.	1,715,600	32,459,152

		117,118,428

Health Care Equipment & Supplies – 2.9%
Becton, Dickinson & Co.	236,000	17,633,920
DENTSPLY International, Inc.	380,100	13,299,699
Gen-Probe, Inc. (a)	220,900	13,059,608
Hologic, Inc. (a)	1,261,000	22,080,110
Intuitive Surgical, Inc. (a)	34,700	16,066,447
St. Jude Medical, Inc.	88,100	3,021,830
Varian Medical Systems, Inc. (a)(b)	101,100	6,786,843

		91,948,457

Health Care Providers & Services – 3.6%
Aetna, Inc.	380,100	16,036,419
AmerisourceBergen Corp.	541,200	20,127,228
Henry Schein, Inc. (a)(b)	283,000	18,233,690
Humana, Inc.	227,200	19,904,992
Laboratory Corp. of America Holdings (a)(b)	213,000	18,311,610
Quest Diagnostics, Inc.	173,200	10,055,992
Tenet Healthcare Corp. (a)(b)	832,800	4,272,264
VCA Antech, Inc. (a)(b)	343,900	6,792,025

		113,734,220

Health Care Technology – 0.4%
Cerner Corp. (a)	219,800	13,462,750

Hotels, Restaurants & Leisure – 1.9%
Penn National Gaming, Inc. (a)(b)	458,700	17,462,709
Starwood Hotels & Resorts Worldwide, Inc.	654,500	31,396,365
Wynn Resorts Ltd.	103,800	11,468,862

		60,327,936

Household Durables – 3.0%
Jarden Corp.	1,163,400	34,762,392
PulteGroup, Inc. (a)(b)	1,707,500	10,774,325

BLACKROCK FUNDS	DECEMBER 31, 2011	17

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables (concluded)
Toll Brothers, Inc. (a)(b)	656,500	$13,405,730
Tupperware Brands Corp.	609,400	34,108,118

		93,050,565

Household Products – 1.0%
Church & Dwight Co., Inc.	659,300	30,169,568

Independent Power Producers & Energy Traders – 0.8%
Calpine Corp. (a)	1,573,200	25,690,356

Insurance – 3.0%
AON Corp.	487,300	22,805,640
The Hartford Financial Services Group, Inc.	1,502,400	24,414,000
Reinsurance Group of America, Inc.	249,000	13,010,250
RenaissanceRe Holdings Ltd. (b)	257,200	19,127,964
XL Group Plc	750,400	14,835,408

		94,193,262

IT Services – 2.2%
Fiserv, Inc. (a)	387,000	22,732,380
Global Payments, Inc.	448,700	21,259,406
Teradata Corp. (a)(b)	494,600	23,993,046

		67,984,832

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc. (a)	269,900	9,427,607
Covance, Inc. (a)(b)	176,500	8,069,580
Life Technologies Corp. (a)	335,000	13,034,850
PerkinElmer, Inc.	351,400	7,028,000

		37,560,037

Machinery – 2.9%
Dover Corp.	320,000	18,576,000
Eaton Corp.	377,400	16,428,222
Snap-On, Inc.	645,900	32,695,458
Stanley Black & Decker, Inc.	356,740	24,115,624

		91,815,304

Media – 2.2%
The Interpublic Group of Cos., Inc.	159,155	1,548,578
Liberty Global, Inc., Class A (a)	796,100	32,663,983
Liberty Media Corp., Class A (a)	397,200	31,001,460
Scripps Networks Interactive, Inc., Class A	111,891	4,746,416

		69,960,437

Metals & Mining – 0.7%
Nucor Corp.	532,800	21,082,896

Multiline Retail – 2.6%
Dollar Tree, Inc. (a)(b)	329,550	27,388,901
Macy’s, Inc.	726,500	23,378,770
Nordstrom, Inc.	422,100	20,982,591
Saks, Inc. (a)(b)	1,029,600	10,038,600

		81,788,862

Multi-Utilities – 5.2%
Alliant Energy Corp.	514,200	22,681,362
CenterPoint Energy, Inc.	1,006,200	20,214,558
CMS Energy Corp.	845,200	18,662,016
Public Service Enterprise Group, Inc.	801,100	26,444,311
Sempra Energy	632,000	34,760,000
Wisconsin Energy Corp.	549,800	19,221,008
Xcel Energy, Inc.	831,700	22,988,188

		164,971,443

Oil, Gas & Consumable Fuels – 4.8%
Concho Resources, Inc. (a)	181,700	17,034,375
EQT Corp.	252,400	13,828,996
Kosmos Energy Ltd. (b)	1,476,100	18,096,986

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.	274,900	$9,101,939
Pioneer Natural Resources Co.	175,000	15,659,000
Plains All American Pipeline LP	287,900	21,146,255
Range Resources Corp.	217,800	13,490,532
Southwestern Energy Co. (a)(b)	602,800	19,253,432
Whiting Petroleum Corp. (a)(b)	476,100	22,229,109

		149,840,624

Paper & Forest Products – 0.6%
International Paper Co.	619,400	18,334,240

Pharmaceuticals – 1.3%
Elan Corp. Plc - ADR (a)	942,100	12,944,454
Medicis Pharmaceutical Corp., Class A	333,800	11,098,850
Mylan, Inc. (a)(b)	857,900	18,410,534

		42,453,838

Professional Services – 1.5%
Equifax, Inc.	538,800	20,873,112
Robert Half International, Inc.	936,500	26,652,790

		47,525,902

Real Estate Investment Trusts (REITs) – 6.5%
Essex Property Trust, Inc. (b)	241,400	33,919,114
Federal Realty Investment Trust (b)	436,000	39,567,000
Health Care REIT, Inc. (b)	326,000	17,776,780
Hospitality Properties Trust (b)	1,564,400	35,949,912
Rayonier, Inc. (b)	810,650	36,179,309
SL Green Realty Corp. (b)	246,900	16,453,416
Washington REIT (b)	865,200	23,663,220

		203,508,751

Real Estate Management & Development – 1.0%
CBRE Group, Inc. (a)	2,137,200	32,528,184

Road & Rail – 1.8%
Kansas City Southern (a)(b)	247,100	16,805,271
Ryder System, Inc.	763,100	40,551,134

		57,356,405

Semiconductors & Semiconductor Equipment – 4.0%
Avago Technologies Ltd.	502,400	14,499,264
International Rectifier Corp. (a)	862,184	16,743,613
Intersil Corp., Class A	1,528,400	15,956,496
Linear Technology Corp.	512,700	15,396,381
Microchip Technology, Inc.	426,700	15,630,021
ON Semiconductor Corp. (a)(b)	3,593,620	27,742,746
RF Micro Devices, Inc. (a)(b)	3,492,977	18,862,076

		124,830,597

Software – 5.6%
Advent Software, Inc. (a)	662,400	16,136,064
Check Point Software Technologies Ltd. (a)	252,700	13,276,858
Fortinet, Inc. (a)(b)	1,122,300	24,477,363
Informatica Corp. (a)	610,700	22,553,151
Intuit, Inc.	284,900	14,982,891
QLIK Technologies, Inc. (a)	845,600	20,463,520
Red Hat, Inc. (a)	331,300	13,679,377
Rovi Corp. (a)	435,100	10,694,758
Symantec Corp. (a)	1,315,400	20,586,010
TIBCO Software, Inc. (a)	848,500	20,287,635

		177,137,627

Specialty Retail – 3.1%
Abercrombie & Fitch Co., Class A	239,700	11,706,948
Guess?, Inc.	701,300	20,912,766
O’Reilly Automotive, Inc. (a)(b)	376,300	30,085,185
Ross Stores, Inc.	606,600	28,831,698

18	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

Common Stocks	Shares	Value
Specialty Retail (concluded)
Rue21, Inc. (a)(b)	339,100	$7,324,560

		98,861,157
Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.	188,500	11,506,040
Deckers Outdoor Corp. (a)(b)	180,300	13,625,271
Michael Kors Holdings Ltd. (a)	52,000	1,417,000
PVH Corp.	273,900	19,307,211

		45,855,522

Tobacco – 0.9%
Lorillard, Inc.	259,500	29,583,000

Trading Companies & Distributors – 0.5%
United Rentals, Inc. (a)(b)	566,600	16,743,030
Wireless Telecommunication Services – 1.7%
NII Holdings, Inc. (a)	569,500	12,130,350
NTELOS Holdings Corp.	176,014	3,587,165
SBA Communications Corp., Class A (a)(b)	629,700	27,051,912
Sprint Nextel Corp. (a)	4,648,400	10,877,256

		53,646,683

Total Long-Term Investments (Cost – $2,916,619,538) – 98.7%		3,110,808,072

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	47,415,652	$47,415,652

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$384,902	384,901,704

Total Short-Term Securities (Cost – $432,317,356) – 13.7%		432,317,356

Total Investments (Cost – $3,348,936,894*) – 112.4%		3,543,125,428

Liabilities in Excess of Other Assets – (12.4)%		(390,834,555)
Net Assets – 100.0%		$3,152,290,873

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,368,299,575

Gross unrealized appreciation	$319,624,852
Gross unrealized depreciation	(144,798,999)

Net unrealized appreciation	$174,825,853

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	187,421,477	(140,005,825)	47,415,652	$1,686	$40,832
BlackRock Liquidity Series, LLC Money Market Series	$274,382,587	$110,519,117	$384,901,704	–	$264,314
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$3,110,808,072	–	–	$3,110,808,072
Short-Term Securities	47,415,652	$384,901,704	–	432,317,356
Total	$3,158,223,724	$384,901,704	–	$3,543,125,428

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	DECEMBER 31, 2011	19

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.0%
BE Aerospace, Inc. (a)	152,900	$5,918,759
Precision Castparts Corp.	26,400	4,350,456
TransDigm Group, Inc. (a)	16,900	1,616,992

		11,886,207

Auto Components – 3.2%
The Goodyear Tire & Rubber Co. (a)	171,200	2,425,904
Lear Corp.	140,200	5,579,960
Tenneco, Inc. (a)(b)	50,800	1,512,824

		9,518,688

Automobiles – 0.5%
Harley-Davidson, Inc.	39,700	1,543,139

Biotechnology – 3.5%
ARIAD Pharmaceuticals, Inc. (a)(b)	64,700	792,575
Cubist Pharmaceuticals, Inc. (a)(b)	248,800	9,857,456

		10,650,031

Capital Markets – 0.7%
Lazard Ltd., Class A	79,900	2,086,189

Chemicals – 7.1%
Airgas, Inc.	59,200	4,622,336
Ashland, Inc.	83,300	4,761,428
Celanese Corp., Series A	109,200	4,834,284
Ecolab, Inc.	74,000	4,277,940
Rockwood Holdings, Inc. (a)	69,700	2,744,089

		21,240,077

Commercial Banks – 1.0%
SVB Financial Group (a)(b)	65,000	3,099,850

Commercial Services & Supplies – 0.3%
Progressive Waste Solutions Ltd.	47,700	934,443

Communications Equipment – 2.3%
Ciena Corp. (a)(b)	231,000	2,795,100
Riverbed Technology, Inc. (a)(b)	177,300	4,166,550

		6,961,650

Computers & Peripherals – 1.4%
NetApp, Inc. (a)	117,100	4,247,217

Diversified Financial Services – 1.3%
IntercontinentalExchange, Inc. (a)	32,700	3,941,985

Electrical Equipment – 1.1%
AMETEK, Inc.	79,650	3,353,265

Energy Equipment & Services – 2.5%
Dril-Quip, Inc. (a)(b)	27,900	1,836,378
Patterson-UTI Energy, Inc.	138,300	2,763,234
Superior Energy Services, Inc. (a)(b)	102,400	2,912,256

		7,511,868

Food & Staples Retailing – 1.9%
Whole Foods Market, Inc.	80,800	5,622,064

Food Products – 3.6%
Flowers Foods, Inc.	189,900	3,604,302
Green Mountain Coffee Roasters, Inc. (a)(b)	83,200	3,731,520

Common Stocks	Shares	Value
Food Products (concluded)
The Hershey Co.	57,000	$3,521,460

		10,857,282

Health Care Equipment & Supplies – 3.2%
Boston Scientific Corp. (a)	682,800	3,646,152
Stryker Corp.	46,300	2,301,573
Volcano Corp. (a)(b)	149,700	3,561,363

		9,509,088

Health Care Providers & Services – 1.1%
Lincare Holdings, Inc.	127,000	3,265,170

Hotels, Restaurants & Leisure – 1.5%
Darden Restaurants, Inc.	35,400	1,613,532
Wynn Resorts Ltd.	27,400	3,027,426

		4,640,958

Insurance – 1.1%
RenaissanceRe Holdings Ltd. (b)	46,100	3,428,457

Internet & Catalog Retail – 0.9%
priceline.com, Inc. (a)	5,900	2,759,489

IT Services – 5.0%
Alliance Data Systems Corp. (a)	45,800	4,755,872
Gartner, Inc. (a)	87,200	3,031,944
Genpact Ltd. (a)	173,400	2,592,330
Teradata Corp. (a)	93,700	4,545,387

		14,925,533

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc. (a)	47,700	1,666,161

Machinery – 5.5%
CNH Global NV (a)	101,900	3,667,381
Flowserve Corp.	35,900	3,565,588
Stanley Black & Decker, Inc.	54,400	3,677,440
Terex Corp. (a)(b)	157,100	2,122,421
Trinity Industries, Inc.	112,600	3,384,756

		16,417,586

Media – 1.5%
CBS Corp., Class B	165,000	4,478,100

Metals & Mining – 0.7%
Globe Specialty Metals, Inc.	169,200	2,265,588

Multiline Retail – 1.9%
Dollar Tree, Inc. (a)(b)	31,700	2,634,587
Nordstrom, Inc.	59,700	2,967,687

		5,602,274

Oil, Gas & Consumable Fuels – 7.7%
Alpha Natural Resources, Inc. (a)	75,900	1,550,637
Cabot Oil & Gas Corp.	20,300	1,540,770
CONSOL Energy, Inc.	102,200	3,750,740
Energy XXI Bermuda Ltd. (a)(b)	26,375	840,835
Plains Exploration & Production Co. (a)	129,000	4,736,880

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	USD	US Dollar

BLACKROCK FUNDS	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	66,000	$4,088,040
SandRidge Energy, Inc. (a)(b)	635,000	5,181,600
SM Energy Co.	19,700	1,440,070

		23,129,572

Pharmaceuticals – 10.8%
Elan Corp. Plc - ADR (a)	372,200	5,114,028
Hospira, Inc. (a)(b)	140,100	4,254,837
Jazz Pharmaceuticals, Inc. (a)	44,000	1,699,720
Teva Pharmaceutical Industries Ltd. - ADR	293,100	11,829,516
ViroPharma, Inc. (a)	353,300	9,676,887

		32,574,988

Professional Services – 3.1%
IHS, Inc., Class A (a)	58,300	5,023,128
Robert Half International, Inc.	146,900	4,180,774

		9,203,902

Real Estate Investment Trusts (REITs) – 0.8%
DuPont Fabros Technology, Inc. (b)	105,900	2,564,898

Semiconductors & Semiconductor Equipment – 7.0%
Analog Devices, Inc.	137,900	4,934,062
Avago Technologies Ltd.	145,200	4,190,472
Broadcom Corp., Class A	164,000	4,815,040
ON Semiconductor Corp. (a)	589,400	4,550,168
Xilinx, Inc.	81,300	2,606,478

		21,096,220

Software – 5.0%
Activision Blizzard, Inc.	116,700	1,437,744
Check Point Software Technologies Ltd. (a)	83,100	4,366,074
Intuit, Inc.	59,100	3,108,069
Salesforce.com, Inc. (a)	11,900	1,207,374
TiVo, Inc. (a)(b)	536,800	4,815,096

		14,934,357

Specialty Retail – 6.3%
The Children’s Place Retail Stores, Inc. (a)	30,400	1,614,848
Express, Inc. (a)	217,700	4,340,938
GameStop Corp., Class A (a)(b)	153,166	3,695,896
Limited Brands, Inc.	101,100	4,079,385
Tiffany & Co.	28,800	1,908,288
TJX Cos., Inc.	48,900	3,156,495

		18,795,850

Textiles, Apparel & Luxury Goods – 1.8%
Deckers Outdoor Corp. (a)(b)	18,700	1,413,159
Fossil, Inc. (a)(b)	45,700	3,626,752

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Michael Kors Holdings Ltd. (a)	8,600	$234,350

		5,274,261

Total Common Stocks – 99.9%		299,986,407

Warrants (c)

Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 1.77)	81,252	–

Total Long-Term Investments (Cost – $269,396,172) – 99.9%		299,986,407

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	3,034,865	3,034,865

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$43,551	43,550,703

Total Short-Term Securities (Cost – $46,585,568) – 15.5%		46,585,568

Total Investments (Cost – $315,981,740*) – 115.4%		346,571,975
Liabilities in Excess of Other Assets – (15.4)%		(46,231,394)

Net Assets – 100.0%		$300,340,581

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$318,227,916

Gross unrealized appreciation	$43,829,808
Gross unrealized depreciation	(15,485,749)

Net unrealized appreciation	$28,344,059

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

2	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,900,843	(6,865,978)	3,034,865	$1,686	$1,041
BlackRock Liquidity Series, LLC Money Market Series	$24,618,918	$18,931,785	$43,550,703	–	$14,268

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$299,986,407	–	–	$299,986,407
Short-Term Securities	3,034,865	$43,550,703	–	46,585,568
Total	$303,021,272	$43,550,703	–	$346,571,975

1 See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS	DECEMBER 31, 2011	3

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 1.0%
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	478,100	$9,934,918

Auto Components – 3.0%
Dana Holding Corp. (a)(b)	851,412	10,344,656
The Goodyear Tire & Rubber Co. (a)(b)	671,200	9,510,904
Lear Corp.	235,000	9,353,000

		29,208,560

Beverages – 2.2%
Coca-Cola Enterprises, Inc.	397,600	10,250,128
Molson Coors Brewing Co., Class B	260,000	11,320,400

		21,570,528

Building Products – 0.4%
Fortune Brands Home & Security, Inc. (a)	220,900	3,761,927

Capital Markets – 2.5%
Ameriprise Financial, Inc.	277,000	13,750,280
Freedom Pay, Inc. (a)	43,051	430
Invesco Ltd.	526,400	10,575,376

		24,326,086

Chemicals – 2.2%
Ashland, Inc.	258,400	14,770,144
Cytec Industries, Inc.	148,500	6,630,525

		21,400,669

Commercial Banks – 4.3%
Comerica, Inc.	546,300	14,094,540
M&T Bank Corp.	197,600	15,084,784
SunTrust Banks, Inc.	461,800	8,173,860
Zions Bancorp.	272,890	4,442,649

		41,795,833

Commercial Services & Supplies – 1.4%
Corrections Corp. of America (a)	673,200	13,713,084

Communications Equipment – 1.0%
ADTRAN, Inc.	314,500	9,485,320

Computers & Peripherals – 1.2%
Seagate Technology Plc	325,100	5,331,640
Western Digital Corp. (a)	197,600	6,115,720

		11,447,360

Consumer Finance – 1.2%
Discover Financial Services	492,000	11,808,000

Containers & Packaging – 1.8%
Crown Holdings, Inc. (a)	310,400	10,423,232
Rock-Tenn Co., Class A	118,100	6,814,370

		17,237,602

Diversified Financial Services – 1.2%
NYSE Euronext, Inc.	444,500	11,601,450

Diversified Telecommunication Services – 1.9%
CenturyLink, Inc.	491,700	18,291,240

Electric Utilities – 7.7%
American Electric Power Co., Inc.	329,070	13,593,882
Edison International	311,500	12,896,100
Northeast Utilities	394,750	14,238,633
PPL Corp.	506,513	14,901,612
Westar Energy, Inc.	644,100	18,537,198

		74,167,425

Common Stocks	Shares	Value
Electrical Equipment – 1.1%
GrafTech International Ltd. (a)	307,000	$4,190,550
Polypore International, Inc. (a)(b)	146,400	6,440,136

		10,630,686

Electronic Equipment, Instruments & Components – 2.6%
Ingram Micro, Inc., Class A (a)	595,400	10,830,326
TE Connectivity Ltd.	457,600	14,098,656

		24,928,982

Energy Equipment & Services – 0.9%
National Oilwell Varco, Inc.	130,200	8,852,298

Food & Staples Retailing – 1.0%
Safeway, Inc.	475,380	10,001,995

Food Products – 2.7%
H.J. Heinz Co.	210,600	11,380,824
The J.M. Smucker Co.	188,800	14,758,496

		26,139,320

Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp. (a)	1,011,800	5,403,012
Covidien Plc	153,100	6,891,031

		12,294,043

Health Care Providers & Services – 5.4%
AmerisourceBergen Corp.	352,300	13,102,037
CIGNA Corp.	327,700	13,763,400
Tenet Healthcare Corp. (a)(b)	1,080,700	5,543,991
Universal Health Services, Inc., Class B	144,200	5,603,612
WellPoint, Inc.	216,600	14,349,750

		52,362,790

Hotels, Restaurants & Leisure – 2.6%
Gaylord Entertainment Co. (a)(b)	638,800	15,420,632
Wynn Resorts Ltd.	84,100	9,292,209

		24,712,841

Household Durables – 0.6%
MDC Holdings, Inc.	327,200	5,768,536

Independent Power Producers & Energy Traders – 1.3%
NRG Energy, Inc. (a)	677,590	12,277,931

Insurance – 8.6%
AON Corp.	243,400	11,391,120
AXIS Capital Holdings Ltd.	590,930	18,886,123
Lincoln National Corp.	291,000	5,651,220
Loews Corp.	383,100	14,423,715
RenaissanceRe Holdings Ltd. (b)	228,000	16,956,360
XL Group Plc	819,250	16,196,573

		83,505,111

Internet Software & Services – 0.4%
Yahoo!, Inc. (a)	262,700	4,237,351

IT Services – 1.6%
Broadridge Financial Solutions, Inc.	682,500	15,390,375

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. (a)	86,100	3,871,917

Machinery – 2.2%
Parker Hannifin Corp.	149,100	11,368,875
Stanley Black & Decker, Inc.	147,900	9,998,040

		21,366,915

4	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 0.8%
The Interpublic Group of Cos., Inc.	832,000	$8,095,360

Metals & Mining – 1.2%
Coeur d’Alene Mines Corp. (a)(b)	146,500	3,536,510
Freeport-McMoRan Copper & Gold, Inc.	100,200	3,686,358
Walter Energy, Inc.	73,600	4,457,216

		11,680,084

Multiline Retail – 0.8%
Macy’s, Inc.	241,550	7,773,079

Multi-Utilities – 3.0%
PG&E Corp.	338,400	13,948,848
Wisconsin Energy Corp.	423,800	14,816,048

		28,764,896

Office Electronics – 1.0%
Xerox Corp.	1,205,700	9,597,372

Oil, Gas & Consumable Fuels – 5.6%
Alpha Natural Resources, Inc. (a)	284,800	5,818,464
Denbury Resources, Inc. (a)(b)	619,500	9,354,450
EQT Corp.	206,200	11,297,698
Noble Energy, Inc.	98,700	9,316,293
Valero Energy Corp.	403,500	8,493,675
Whiting Petroleum Corp. (a)	211,900	9,893,611

		54,174,191

Personal Products – 0.4%
Avon Products, Inc.	207,300	3,621,531

Pharmaceuticals – 1.6%
Endo Pharmaceuticals Holdings, Inc. (a)(b)	138,327	4,776,431
Forest Laboratories, Inc. (a)(b)	338,000	10,227,880

		15,004,311

Professional Services – 0.8%
Towers Watson & Co., Class A	130,287	7,808,100

Real Estate Investment Trusts (REITs) – 7.9%
BioMed Realty Trust, Inc.	897,600	16,228,608
Boston Properties, Inc. (b)	94,000	9,362,400
CubeSmart (b)	1,433,606	15,253,568
DuPont Fabros Technology, Inc. (b)	490,900	11,889,598
Host Hotels & Resorts, Inc. (b)	363,200	5,364,464
ProLogis, Inc.	144,400	4,128,396
Vornado Realty Trust (b)	180,500	13,873,230

		76,100,264

Real Estate Management & Development – 1.3%
Forestar Group, Inc. (a)(b)	850,885	12,873,890

Road & Rail – 1.4%
Hertz Global Holdings, Inc. (a)(b)	1,118,500	13,108,820

Semiconductors & Semiconductor Equipment – 2.7%
Analog Devices, Inc.	215,700	7,717,746

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
ON Semiconductor Corp. (a)	1,576,741	$12,172,441
Teradyne, Inc. (a)(b)	469,700	6,402,011

		26,292,198

Software – 1.1%
Take-Two Interactive Software, Inc. (a)(b)	766,800	10,390,140

Specialty Retail – 1.5%
Ascena Retail Group, Inc. (a)(b)	203,600	6,050,992
Staples, Inc.	577,100	8,015,919

		14,066,911

Textiles, Apparel & Luxury Goods – 0.9%
PVH Corp.	127,300	8,973,377
Thrifts & Mortgage Finance – 2.8%
Capitol Federal Financial, Inc.	1,216,284	14,035,917
People’s United Financial, Inc.	1,010,400	12,983,640

		27,019,557

Total Long-Term Investments (Cost – $917,162,387) – 100.5%		971,435,174

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	3,958,455	3,958,455

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$123,575	123,575,217

Total Short-Term Securities (Cost – $127,533,672) – 13.2%		127,533,672

Total Investments (Cost – $1,044,696,059*) – 113.7%		1,098,968,846
Liabilities in Excess of Other Assets – (13.7)%		(132,329,216)

Net Assets – 100.0%		$966,639,630

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,075,483,725

Gross unrealized appreciation	$59,841,231
Gross unrealized depreciation	(36,356,110)

Net unrealized appreciation	$23,485,121

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	DECEMBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock Mid-Cap Value Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,687,713	(9,729,258)	3,958,455	$144	$3,077
BlackRock Liquidity Series, LLC Money Market Series	$73,910,690	$49,664,527	$123,575,217	–	$28,664

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$971,434,744	–	$430	$971,435,174
Short-Term Securities	3,958,455	$123,575,217	–	127,533,672
Total	$975,393,199	$123,575,217	$430	$1,098,968,846

[1]	See above Schedule of Investments for values in each industry excluding Level 3, Capital Markets, within the table.

6	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 4.1%
BE Aerospace, Inc. (a)	481,836	$18,651,872
Hexcel Corp. (a)(b)	469,257	11,360,712
Orbital Sciences Corp. (a)(b)	1,148,785	16,691,846
TransDigm Group, Inc. (a)(b)	122,573	11,727,785

		58,432,215

Air Freight & Logistics – 1.6%
Atlas Air Worldwide Holdings, Inc. (a)	588,596	22,619,744

Airlines – 1.3%
Alaska Air Group, Inc. (a)(b)	252,019	18,924,107

Auto Components – 2.4%
Cooper Tire & Rubber Co.	1,078,057	15,103,579
Dana Holding Corp. (a)	908,252	11,035,262
Tenneco, Inc. (a)(b)	259,699	7,733,836

		33,872,677

Beverages – 1.7%
Heckmann Corp. (a)(b)	3,613,637	24,030,686

Biotechnology – 11.4%
Acorda Therapeutics, Inc. (a)	1,309,476	31,217,908
Amarin Corp. Plc - ADR (a)	2,762,111	20,688,211
ARIAD Pharmaceuticals, Inc. (a)(b)	301,898	3,698,251
BioSpecifics Technologies Corp. (a)(c)	736,967	12,248,391
Cubist Pharmaceuticals, Inc. (a)(b)	1,551,791	61,481,959
Dynavax Technologies Corp. (a)	3,791,785	12,588,726
Gentium SpA - ADR (a)(c)	2,549,498	15,500,948
Inhibitex, Inc. (a)	507,154	5,548,265

		162,972,659

Building Products – 1.0%
Trex Co., Inc. (a)(b)	652,687	14,953,059

Chemicals – 0.9%
Ferro Corp. (a)(b)	2,523,915	12,341,944

Commercial Banks – 0.6%
SVB Financial Group (a)(b)	180,166	8,592,116

Commercial Services & Supplies – 2.8%
ACCO Brands Corp. (a)(b)	2,315,422	22,343,822
Higher One Holdings, Inc. (a)(b)	992,927	18,309,574

		40,653,396

Communications Equipment – 2.0%
Ciena Corp. (a)(b)	639,531	7,738,325
Riverbed Technology, Inc. (a)	912,159	21,435,737

		29,174,062

Construction & Engineering – 1.0%
Chicago Bridge & Iron Co. NV	397,056	15,008,717

Consumer Finance – 2.2%
DFC Global Corp. (a)(b)	1,723,664	31,129,372

Diversified Consumer Services – 0.1%
Corinthian Colleges, Inc. (a)(b)	404,405	877,559
Stewart Enterprises, Inc., Class A	30,114	173,457

		1,051,016

Diversified Financial Services – 0.5%
Portfolio Recovery Associates, Inc. (a)(b)	109,012	7,360,490

Diversified Telecommunication Services – 1.5%
Cbeyond, Inc. (a)(c)	2,729,850	21,866,099

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components – 0.7%
Fabrinet (a)(b)	315,297	$4,313,263
FARO Technologies, Inc. (a)(b)	109,204	5,023,384

		9,336,647

Energy Equipment & Services – 4.1%
Dril-Quip, Inc. (a)(b)	134,592	8,858,845
Hornbeck Offshore Services, Inc. (a)(b)	522,808	16,217,504
Newpark Resources, Inc. (a)(b)	1,247,075	11,847,213
Pioneer Drilling Co. (a)	947,013	9,167,086
Superior Energy Services, Inc. (a)(b)	466,422	13,265,042

		59,355,690

Food Products – 0.8%
Sanderson Farms, Inc.	239,643	12,013,304

Health Care Equipment & Supplies – 2.9%
GenMark Diagnostics, Inc. (a)	552,012	2,274,289
Volcano Corp. (a)(b)	1,488,276	35,406,086
Wright Medical Group, Inc. (a)	13	215
ZELTIQ Aesthetics, Inc. (a)(b)	368,884	4,190,522

		41,871,112

Health Care Providers & Services – 1.3%
Lincare Holdings, Inc.	732,355	18,828,847

Health Care Technology – 0.5%
Epocrates, Inc. (a)	939,662	7,329,364

Hotels, Restaurants & Leisure – 2.0%
Caribou Coffee Co., Inc. (a)(b)(c)	1,554,498	21,685,247
Morgans Hotel Group Co. (a)	1,159,706	6,842,265

		28,527,512

Household Durables – 1.1%
Skullcandy, Inc. (a)(b)	1,276,889	15,986,650

Internet Software & Services – 1.5%
NIC, Inc.	1,661,381	22,112,981

IT Services – 3.5%
ExlService Holdings, Inc. (a)(c)	1,693,086	37,874,334
Global Cash Access Holdings, Inc. (a)(b)	2,642,586	11,759,508

		49,633,842

Machinery – 3.7%
Altra Holdings, Inc. (a)	746,530	14,057,160
Terex Corp. (a)(b)	702,090	9,485,236
Wabash National Corp. (a)(b)(c)	3,677,522	28,831,772

		52,374,168

Media – 2.1%
Live Nation Entertainment, Inc. (a)(b)	1,719,636	14,290,175
National CineMedia, Inc.	1,215,569	15,073,056

		29,363,231

Metals & Mining – 0.8%
Globe Specialty Metals, Inc.	832,304	11,144,551

Oil, Gas & Consumable Fuels – 6.2%
Energy XXI Bermuda Ltd. (a)(b)	743,848	23,713,874
James River Coal Co. (a)(b)	594,650	4,114,978
Kodiak Oil & Gas Corp. (a)(b)	1,820,199	17,291,891
Magnum Hunter Resources Corp. (a)(b)	1,836,020	9,896,148
McMoRan Exploration Co. (a)(b)	670,842	9,760,751
SandRidge Energy, Inc. (a)(b)	1,422,041	11,603,855

BLACKROCK FUNDS	DECEMBER 31, 2011	7

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Swift Energy Co. (a)(b)	436,195	$12,963,715

		89,345,212

Paper & Forest Products – 1.2%
Schweitzer-Mauduit International, Inc.	252,884	16,806,671

Pharmaceuticals – 7.6%
Alexza Pharmaceuticals, Inc. (a)(b)	2,117,431	1,757,468
Elan Corp. Plc - ADR (a)(b)	1,798,824	24,715,842
Hospira, Inc. (a)(b)	349,757	10,622,120
Jazz Pharmaceuticals, Inc. (a)	292,259	11,289,965
Obagi Medical Products, Inc. (a)	824,657	8,378,515
ViroPharma, Inc. (a)(b)	1,891,015	51,794,901

		108,558,811

Professional Services – 3.2%
The Corporate Executive Board Co.	415,583	15,833,712
CoStar Group, Inc. (a)	31,980	2,134,025
Kforce, Inc., Class A (a)	340,470	4,197,995
Korn/Ferry International (a)(b)	666,062	11,363,018
On Assignment, Inc. (a)(b)	576,471	6,444,946
Robert Half International, Inc.	229,949	6,544,348

		46,518,044

Real Estate Investment Trusts (REITs) – 1.0%
Summit Hotel Properties, Inc. (c)	1,557,481	14,702,621

Semiconductors & Semiconductor Equipment – 7.1%
Entegris, Inc. (a)	994,745	8,679,150
Lattice Semiconductor Corp. (a)(b)	3,282,931	19,500,610
Microsemi Corp. (a)(b)	1,089,217	18,244,385
ON Semiconductor Corp. (a)	2,962,161	22,867,883
Semtech Corp. (a)(b)	828,981	20,575,308
Volterra Semiconductor Corp. (a)(b)	460,708	11,798,732

		101,666,068

Software – 8.2%
Fortinet, Inc. (a)	708,511	15,452,625

Gateway Industries, Inc. (acquired 2/11/11 through 12/27/11, cost $590,861) (a) (d)	2,635,275	8,235,234
Glu Mobile, Inc. (a)(b)	1,924,417	6,042,669
OPNET Technologies, Inc.	619,375	22,712,481
Sourcefire, Inc. (a)(b)	222,476	7,203,773
Taleo Corp., Class A (a)	104,217	4,032,156
TiVo, Inc. (a)(b)	5,865,664	52,615,006
Tyler Technologies, Inc. (a)	60,325	1,816,386

		118,110,330

Specialty Retail – 3.3%
The Children’s Place Retail Stores, Inc. (a)(b)	367,786	19,536,792
Express, Inc. (a)	848,969	16,928,442
Lumber Liquidators Holdings, Inc. (a)	103,672	1,830,847
Select Comfort Corp. (a)(b)	381,844	8,282,196

		46,578,277

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods – 1.0%
G-III Apparel Group Ltd. (a)(b)	553,754	$13,794,012

Total Common Stocks – 98.9%		1,416,940,304

Warrants (e)

Pharmaceuticals – 0.0%
Alexza Pharmaceuticals, Inc.
(Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 1.77)	1,000,249	—

Investment Companies – 1.5%
iShares Russell 2000 Growth Index Fund (f)	256,400	21,596,572

Total Long-Term Investments
(Cost – $1,329,028,809) – 100.4%		1,438,536,876

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (f)(g)	15,644,141	15,644,141

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (f)(g)(h)	$372,998	372,997,985

Total Short-Term Securities (Cost – $388,642,126) – 27.1%		388,642,126

Total Investments (Cost – $1,717,670,935*) – 127.5%		1,827,179,002
Liabilities in Excess of Other Assets – (27.5)%		(394,042,055)

Net Assets – 100.0%		$1,433,136,947

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,729,335,522

Gross unrealized appreciation	$183,473,649
Gross unrealized depreciation	(85,630,169)

Net unrealized appreciation	$97,843,480

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

8	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

(c)	Investments in companies (whereby the Funds held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BioSpecifics Technologies Corp.	666,887	70,080	–	736,967	$12,248,391	–	–
Caribou Coffee Co., Inc.	1,249,470	305,028	–	1,554,498	$21,685,247	–	–
Cbeyond, Inc.	1,923,850	806,000	–	2,729,850	$21,866,099	–	–
ExlService Holdings, Inc.	1,463,120	246,706	16,740	1,693,086	$37,874,334	$28,932	–
Gentium SpA - ADR	1,930,876	618,622	–	2,549,498	$15,500,948	–	–
SonoSite, Inc.[1]	782,395	161,400	943,795	–	–	$23,589,702	–
Summit Hotel Properties, Inc.	1,532,482	127,199	102,200	1,557,481	$14,702,621	$(145,667)	$172,404
Wabash National Corp.	3,117,476	560,046	–	3,677,522	$28,831,772	–	–

1 No longer an affiliated company or held by the Fund as of report date.

(d)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $8,235,234 and original cost of $590,861, in this security.
(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,809,320	–		5,165,179	**	15,644,141	$15,644,141	$188	$1,292
BlackRock Liquidity Series LLC, Money Market Series	$226,303,648	$146,694,337	***	–		$372,997,985	$372,997,985	–	$332,114
iShares Russell 2000 Growth Index Fund	125,100	677,500		546,200		256,400	$21,596,572	$183,492	$62,203

**Represents net shares sold.

***Represents net beneficial interest purchased.

(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$1,408,705,070	$8,235,234	–	$1,416,940,304
Investment Companies	21,596,572	–	–	21,596,572
Short-Term Securities	15,644,141	372,997,985	–	388,642,126
Total	$1,445,945,783	$381,233,219	–	$1,827,179,002

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Software, within the table.

BLACKROCK FUNDS	DECEMBER 31, 2011	9

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals – 1.4%
Potash Corp. of Saskatchewan, Inc.	259,000	$10,691,520

Energy Equipment & Services – 15.1%
Atwood Oceanics, Inc. (a)	93,100	3,704,449
Basic Energy Services, Inc. (a)(b)	182,300	3,591,310
Calfrac Well Services Ltd.	53,400	1,493,890
Core Laboratories NV	208,600	23,769,970
Halliburton Co.	511,600	17,655,316
Key Energy Services, Inc. (a)(b)	898,600	13,901,342
Patterson-UTI Energy, Inc.	482,133	9,633,017
Schlumberger Ltd.	177,441	12,120,995
Seadrill Ltd.	322,200	10,745,070
Technip SA	80,900	7,584,352
Trican Well Service Ltd.	435,600	7,504,079

		111,703,790

Metals & Mining – 8.4%
Eldorado Gold Corp.	692,020	9,523,554
Goldcorp, Inc.	524,652	23,215,851
Silver Wheaton Corp.	1,022,124	29,600,711

		62,340,116

Oil, Gas & Consumable Fuels – 73.0%
Alpha Natural Resources, Inc. (a)	1,178,219	24,071,014
Anadarko Petroleum Corp.	143,900	10,983,887
Angle Energy, Inc. (a)	575,400	3,586,542
Apache Corp.	255,630	23,154,965
Bill Barrett Corp. (a)(b)	325,800	11,100,006
Bonanza Creek Energy, Inc. (a)	367,900	4,598,750
BP Plc - ADR	250,400	10,702,096
Cenovus Energy, Inc.	368,260	12,226,232
Cheniere Energy, Inc. (a)	554,600	4,819,474
Chesapeake Energy Corp.	644,400	14,363,676
Chevron Corp.	105,200	11,193,280
Concho Resources, Inc. (a)	70,200	6,581,250
CONSOL Energy, Inc.	699,830	25,683,761
Continental Resources, Inc. (a)(b)	156,400	10,433,444
Crescent Point Energy Corp.	449,370	19,805,362
Denbury Resources, Inc. (a)(b)	1,034,690	15,623,819
Energy XXI Bermuda Ltd. (a)	413,800	13,191,944
EOG Resources, Inc.	276,370	27,225,209
EQT Corp.	383,810	21,028,950
Exxon Mobil Corp.	133,400	11,306,984
Gasco Energy, Inc. (a)	1,528,300	343,868
Guide Exploration Ltd., Class A (a)	781,394	2,423,760
Hess Corp.	154,270	8,762,536
Hugoton Royalty Trust	1	19
James River Coal Co. (a)(b)	493,800	3,417,096
Kodiak Oil & Gas Corp. (a)	853,600	8,109,200
Kosmos Energy Ltd.	312,000	3,825,120

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Noble Energy, Inc.	210,700	$19,887,973
Occidental Petroleum Corp.	312,050	29,239,085
OGX Petroleo e Gas Participacoes SA (a)	1,190,900	8,695,916
Patriot Coal Corp. (a)(b)	447,816	3,793,002
Peabody Energy Corp.	496,390	16,435,473
PetroBakken Energy Ltd., Class A	108,842	1,370,741
PetroChina Co. Ltd. - ADR	37,790	4,697,675
Plains Exploration & Production Co. (a)	494,010	18,140,047
QEP Resources, Inc.	329,830	9,664,019
Range Resources Corp.	254,700	15,776,118
Rex Energy Corp. (a)(b)	425,400	6,278,904
Rosetta Resources, Inc. (a)	231,200	10,057,200
Royal Dutch Shell Plc - ADR	187,800	13,726,302
Southwestern Energy Co. (a)	208,609	6,662,971
StatoilHydro ASA	427,022	10,936,159
StatoilHydro ASA - ADR	180,240	4,615,946
Suncor Energy, Inc.	416,180	11,998,469
Ultra Petroleum Corp. (a)(b)	233,100	6,906,753
Whiting Petroleum Corp. (a)	672,160	31,383,150

		538,828,147

Total Long-Term Investments (Cost – $638,495,013) – 97.9%		723,563,573

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	10,273,314	10,273,314

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$53,688	53,688,481

Total Short-Term Securities (Cost – $63,961,795) – 8.7%		63,961,795

Total Investments (Cost – $702,456,808*) – 106.6%		787,525,368
Liabilities in Excess of Other Assets – (6.6)%		(48,885,726)

Net Assets – 100.0%		$738,639,642

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$705,598,223

Gross unrealized appreciation	$169,596,331
Gross unrealized depreciation	(87,669,186)

Net unrealized appreciation	$81,927,145

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names	ADR	American Depositary Receipts
and descriptions of many of the securities have been abbreviated according to the	CAD	Canadian Dollar
following list:	EUR	Euro
	HKD	Hong Kong Dollar
	NOK	Norwegian Krone
	USD	US Dollar

BLACKROCK FUNDS	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,736,782	(25,463,468)	10,273,314	$35	$2,298
BlackRock Liquidity Series, LLC Money Market Series	$7,413,123	$46,275,358	$53,688,481	–	$18,840

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.
•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
USD	2,040,916	CAD	2,086,000	Citibank, N.A.	1/03/12	$(6,691)
USD	335,335	EUR	259,000	Deutsche Bank AG	1/03/12	125
USD	960,591	NOK	5,783,000	Citibank, N.A.	1/03/12	(6,328)

Total						$(12,894)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$10,691,520	–	–	$10,691,520
Energy Equipment & Services	93,374,368	$18,329,422	–	111,703,790
Metals & Mining	62,340,116	–	–	62,340,116
Oil, Gas & Consumable Fuels	527,891,988	10,936,159	–	538,828,147
Short-Term Securities	10,273,314	53,688,481	–	63,961,795
Total	$704,571,306	$82,954,062	–	$787,525,368

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$125	–	–	$125
Liabilities:
Foreign currency exchange contracts	(13,019)	–	–	(13,019)
Total	$(12,894)	–	–	$(12,894)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

2	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock China Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles – 1.8%
Dongfeng Motor Group Co. Ltd., H Shares	24,000	$40,980

Chemicals – 2.3%
Huabao International Holdings Ltd.	107,000	54,514

Commercial Banks – 22.3%
Bank of China Ltd., H Shares	404,000	148,145
China Citic Bank Corp. Ltd., H Shares	115,200	64,523
China Construction Bank Corp., H Shares	210,000	145,868
Industrial & Commercial Bank of China, H Shares	276,000	163,021

		521,557

Construction & Engineering – 2.1%
China Communications Construction Co. Ltd., H Shares	63,000	49,087

Construction Materials – 0.8%
China Shanshui Cement Group Ltd.	11,000	7,275
TCC International Holdings Ltd.	34,000	11,551

		18,826

Diversified Financial Services – 0.7%
China Everbright Ltd.	10,000	15,582

Diversified Telecommunication Services – 3.2%
China Unicom Hong Kong Ltd.	36,000	75,894

Electrical Equipment – 2.9%
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	19,610	10,461
Zhuzhou CSR Times Electric Co. Ltd., H Shares	26,000	56,762

		67,223

Electronic Equipment, Instruments & Components – 0.1%
China High Precision Automation Group Ltd.	20,000	3,064

Food Products – 1.9%
Uni-President China Holdings Ltd.	34,000	20,340
Want Want China Holdings Ltd.	25,000	24,902

		45,242

Health Care Equipment & Supplies – 1.0%
Mindray Medical International Ltd. - ADR	894	22,922

Hotels, Restaurants & Leisure – 0.8%
REXLot Holdings Ltd.	300,000	19,637

Independent Power Producers & Energy Traders – 3.1%
China Resources Power Holdings Co. Ltd.	26,000	50,060
Datang International Power Generation Co. Ltd., H Shares	66,000	21,778

		71,838

Insurance – 5.5%
China Life Insurance Co. Ltd., H Shares	16,000	39,433
China Pacific Insurance Group Co. Ltd., H Shares	24,800	70,364
China Taiping Insurance Holdings Co. Ltd. (a)	7,000	12,946
New China Life Insurance Co. Ltd., H Shares (a)	2,112	6,989

		129,732

Common Stocks	Shares	Value
Life Sciences Tools & Services – 1.9%
WuXi PharmaTech Cayman, Inc. - ADR (a)	4,031	$44,502

Machinery – 1.0%
China Rongsheng Heavy Industry Group Co. Ltd.	67,000	18,371
CSR Corp. Ltd., H Shares	10,000	5,689

		24,060

Marine – 0.9%
China Shipping Development Co. Ltd., H Shares	32,000	19,904

Metals & Mining – 2.1%
Shougang Fushan Resources Group Ltd.	76,000	25,626
Zijin Mining Group Co. Ltd., H Shares	60,000	22,441

		48,067

Multiline Retail – 0.4%
PCD Stores Group Ltd.	60,000	8,233

Oil, Gas & Consumable Fuels – 15.7%
China Coal Energy Co., Ltd., H Shares	52,000	55,820
China Petroleum & Chemical Corp., H Shares	106,000	111,275
CNOOC Ltd.	89,000	155,193
PetroChina Co. Ltd., H Shares	36,000	44,706

		366,994

Paper & Forest Products – 1.5%
Lee & Man Paper Manufacturing Ltd.	47,000	15,138
Shandong Chenming Paper Holdings Ltd., H Shares	39,500	19,265

		34,403

Real Estate Management & Development – 5.5%
China Vanke Co. Ltd., B Shares	20,100	19,832
Franshion Properties China Ltd.	104,000	20,016
Poly Hong Kong Investments Ltd.	67,000	28,933
Shenzhen Investment Ltd.	86,000	15,350
Shimao Property Holdings Ltd.	32,500	27,631
Shui On Land Ltd.	55,500	16,807

		128,569

Semiconductors & Semiconductor Equipment – 0.7%
Trina Solar Ltd. - ADR (a)	2,550	17,034

Software – 1.1%
Kingsoft Corp. Ltd.	26,000	9,677
Shanda Games Ltd. - ADR	4,300	16,813

		26,490

Specialty Retail – 1.4%
Esprit Holdings Ltd.	3,100	3,991
GOME Electrical Appliances Holding Ltd.	116,000	26,684
Pou Sheng International Holdings Ltd. (a)	18,000	2,269

		32,944

Textiles, Apparel & Luxury Goods – 2.0%
Peak Sport Products Co. Ltd.	58,000	15,188
Ports Design Ltd.	21,000	31,672

		46,860

BLACKROCK FUNDS	DECEMBER 31, 2011	3

Schedule of Investments (continued)	BlackRock China Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Transportation Infrastructure – 1.7%
Beijing Capital International Airport Co. Ltd., H Shares	78,000	$39,108

Wireless Telecommunication Services – 7.1%
China Mobile Ltd.	17,000	165,165

Total Common Stocks – 91.5%		2,138,431

Participation Notes
Automobiles – 0.3%
Deutsche Bank AG (BYD Co. Ltd.), due 11/10/16	3,500	7,589

Commercial Banks – 0.9%
Citibank, N.A. (Agricultural Bank of China Ltd.),due 1/20/15	52,700	21,766

Diversified Financial Services – 2.2%
Morgan Stanley Capital Services, Inc. (China Minsheng Banking Corp. Ltd.), due 2/06/12 (a)	48,500	42,027
Morgan Stanley Capital Services, Inc. (Evergrande Real Estate Group Ltd.), due 2/14/12 (a)	22,000	9,121

		51,148

Insurance – 0.4%
Citibank, N.A. (China Life Insurance Co. Ltd.),due 1/20/15 (a)	3,400	9,455

Participation Notes	Shares	Value
Machinery – 0.8%
Morgan Stanley Capital Services, Inc. (Zoomloin
Heavy Industry Science and Technology Co. Ltd.), due 2/29/12 (a)	16,400	$17,653

Metals & Mining – 0.9%
Citibank, N.A. (Baoshan Iron & Steel Co. Ltd.),due 1/20/15 (a)	28,700	21,943

Total Participation Notes – 5.5%		129,554

Total Long-Term Investments (Cost – $2,981,680*) – 97.0%		2,267,985

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	69,472	69,472

Total Short-Term Securities (Cost – $69,472) – 3.0%		69,472

Total Investments (Cost – $3,051,152*) – 100.0%		2,337,457
Other Assets Less Liabilities – 0.0%		1,160

Net Assets – 100.0%		$2,338,617

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,053,534

Gross unrealized appreciation	$30,671
Gross unrealized depreciation	(746,748)

Net unrealized depreciation	$(716,077)

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	77,730	(8,258)	69,472	$1	$16
(c)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
HKD	296	USD	38	Bank of New York Mellon	1/03/12	–
USD	187	HKD	1,450	Bank of New York Mellon	1/04/12	–

Total						–

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

4	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock China Fund

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	–	$40,980	–	$40,980
Chemicals	–	54,514	–	54,514
Commercial Banks	–	521,557	–	521,557
Construction & Engineering	–	49,087	–	49,087
Construction Materials	–	18,826	–	18,826
Diversified Financial Services	–	15,582	–	15,582
Diversified Telecommunication Services	–	75,894	–	75,894
Electrical Equipment	–	67,223	–	67,223
Electronic Equipment, Instruments & Components	$3,064	–	–	3,064
Food Products	–	45,242	–	45,242
Health Care Equipment & Supplies	22,922	–	–	22,922
Hotels, Restaurants & Leisure	–	19,637	–	19,637
Independent Power Producers & Energy Traders	–	71,838	–	71,838
Insurance	6,989	122,743	–	129,732
Life Sciences Tools & Services	44,502	–	–	44,502
Machinery	–	24,060	–	24,060
Marine	–	19,904	–	19,904
Metals & Mining	–	48,067	–	48,067
Multiline Retail	–	8,233	–	8,233
Oil, Gas & Consumable Fuels	–	366,994	–	366,994
Paper & Forest Products	–	34,403	–	34,403
Real Estate Management & Development	–	128,569	–	128,569

Valuation Inputs	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$17,034	–	–	$17,034
Software	16,813	$9,677	–	26,490
Specialty Retail	–	32,944	–	32,944
Textiles, Apparel & Luxury Goods	–	46,860	–	46,860
Transportation Infrastructure	–	39,108	–	39,108
Wireless Telecommunication Services	–	165,165	–	165,165
Participation Notes:
Automobiles	7,589	–	–	7,589
Commercial Banks	21,766	–	–	21,766
Diversified Financial Services	51,148	–	–	51,148
Insurance	9,455	–	–	9,455
Machinery	17,653	–	–	17,653
Metals & Mining	21,943	–	–	21,943
Short-Term Securities	69,472	–	–	69,472
Total	$310,350	$2,027,107	–	$2,337,457

BLACKROCK FUNDS	DECEMBER 31, 2011	5

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Capital Markets – 0.1%
Treasure Island Royalty Trust (a)	643,822	$997,924

Commercial Services & Supplies – 0.0%
Republic Resources, Inc. (a)	28,750	–

Diversified Financial Services – 0.0%
Sprott Resource Lending Corp.	61,000	85,026

Electrical Equipment – 0.0%
ITM Power Plc (a)	525,200	356,838

Electronic Equipment, Instruments & Components – 0.0%
Opsens, Inc. (a)	2,175,000	426,994

Energy Equipment & Services – 13.9%
Diamond Offshore Drilling, Inc.	147,100	8,128,746
Essential Energy Services Ltd. (a)	925,069	1,870,569
Gasfrac Energy Services, Inc. (a)	211,900	1,451,840
Geokinetics, Inc. (a)(b)	1,039,033	2,233,921
Halliburton Co.	1,325,326	45,737,000
Lufkin Industries, Inc.	112,368	7,563,490
McDermott International, Inc. (a)	700,000	8,057,000
Parker Drilling Co. (a)	884,700	6,343,299
Pioneer Drilling Co. (a)	1,000,000	9,680,000
Poseidon Concepts Corp.	42,481	519,156
Schlumberger Ltd.	349,600	23,881,176
Wavefront Technology Solutions, Inc. (a)	710,000	662,086
Weatherford International Ltd. (a)	2,686,496	39,330,301
Western Energy Services Corp. (a)	591,860	4,920,790
Western Energy Services Corp. (acquired 2/25/10, cost $3,752,521) (a)(c)	1,000,000	8,314,110
Xtreme Coil Drilling Corp. (a)	527,700	1,942,454

		170,635,938

Machinery – 0.0%
Railpower Technologies Corp. (a)	360,600	–

Metals & Mining – 6.9%
Alexco Resource Corp. (a)	967,683	6,585,441
Archipelago Resources Plc (a)	2,247,400	2,412,591
Baja Mining Corp. (a)	3,654,800	2,870,027
Balmoral Resources Ltd. (a)	1,500,000	1,177,914
Banro Corp. (a)	1,000,000	3,710,429
Brigus Gold Corp. (a)	1,368,600	1,343,411
Crosshair Energy Corp. (a)	139,900	48,064
Dalradian Resources, Inc. (a)	1,000,900	1,866,709
Eastmain Resources, Inc. (a)	3,700,000	3,668,221
Eldorado Gold Corp.	168,965	2,325,290
Explor Resources, Inc. (a)	1,000,000	343,558
Freeport-McMoRan Copper & Gold, Inc.	700,000	25,753,000
Goldcorp, Inc.	4,600	204,138
Golden Predator Corp. (a)	2,000,000	1,138,650
Helio Resource Corp. (a)	3,000,000	942,331
Imperial Metals Corp. (a)	120,924	1,483,730
Kilo Goldmines Ltd. (a)	4,805,300	801,866
Kinross Gold Corp.	111,175	1,267,395
Lake Shore Gold Corp. (a)	1,294,602	1,626,592
MAG Silver Corp. (a)	964,000	6,339,926
Minaurum Gold, Inc. (a)	2,000,000	746,012
Minefinders Corp. Ltd. (a)	250,000	2,650,000
Nevsun Resources Ltd.	554,800	3,082,374
Oromin Explorations Ltd. (a)	1,850,000	1,961,227
Paramount Gold and Silver Corp. (a)	219,437	465,260
Pilot Gold, Inc. (a)	500,000	633,129
Probe Mines Ltd. (a)	130,800	263,205

Common Stocks	Shares	Value
Metals & Mining (concluded)
Rainy River Resources Ltd. (a)	350,000	$2,456,442
Renaissance Gold, Inc. (a)	750,000	721,472
Romarco Minerals, Inc. (a)	223,000	236,407
Sunridge Gold Corp. (a)(b)	6,325,559	2,576,792
Virginia Mines, Inc. (a)	216,350	1,805,129
West Kirkland Mining, Inc. (a)	353,000	301,458

		83,808,190

Oil, Gas & Consumable Fuels – 78.9%
Alpha Natural Resources, Inc. (a)	3,516,189	71,835,741
Americas Petrogas, Inc. (a)	2,655,000	7,766,282
Antares Energy Ltd. (acquired 6/14/10, cost $5,189,100) (a)(c)	10,000,000	4,398,031
Arch Coal, Inc.	1,828,800	26,535,888
Arsenal Energy, Inc. (a)	2,572,000	1,742,017
Atlas Energy LP	2	49
ATP Oil & Gas Corp. (a)	268,800	1,978,368
Baytex Energy Corp.	421,948	23,595,953
Bellatrix Exploration Ltd. (a)	188,332	907,691
Bonanza Creek Energy, Inc. (a)	202,300	2,528,750
BPZ Resources, Inc. (a)	1,499,600	4,258,864
Cabot Oil & Gas Corp.	117,200	8,895,480
Carrizo Oil & Gas, Inc. (a)	400,400	10,550,540
Cequence Energy Ltd. (a)	57,000	165,055
Cheniere Energy, Inc. (a)	1,534,800	13,337,412
Chesapeake Energy Corp.	550,000	12,259,500
Clayton Williams Energy, Inc. (a)	599,421	45,484,066
Coastal Energy Co. (a)	1,303,500	19,448,540
Cobalt International Energy, Inc. (a)	512,287	7,950,694
Compton Petroleum Corp. (acquired 9/24/04, cost $727,951) (a)(c)	521	2,237
Comstock Resources, Inc. (a)	203,300	3,110,490
CONSOL Energy, Inc.	1,725,000	63,307,500
Crew Energy, Inc. (a)	1,380,537	15,245,194
Crew Energy, Inc. (acquired 6/24/98 through 10/09/98, cost $183,115) (a)(c)	191,300	2,112,515
Crocotta Energy, Inc. (a)	2,182,400	7,754,884
DeeThree Exploration Ltd. (a)	979,300	1,970,616
Delphi Energy Corp. (a)	955,200	1,987,754
Denbury Resources, Inc. (a)	395,200	5,967,520
Endeavour International Corp. (a)	626,632	5,445,432
Energy XXI Bermuda Ltd. (a)	1,420,780	45,294,466
EOG Resources, Inc.	207,200	20,411,272
EQT Corp.	922,400	50,538,296
Fairborne Energy Ltd. (a)	712,958	2,071,515
Far East Energy Corp. (a)(b)	18,000,000	3,780,000
Forest Oil Corp. (a)	100,000	1,355,000
FX Energy, Inc. (a)	398,500	1,912,800
Gastar Exploration Ltd. (a)	677,960	2,155,913
Goodrich Petroleum Corp. (a)	1,009,700	13,863,181
Gran Tierra Energy, Inc. (a)	1,202,849	5,809,097
Greenfields Petroleum Corp. (acquired 11/03/10, cost $926,522) (a)(c)	110,000	745,031
Guide Exploration Ltd., Class A (a)	1,001,598	3,106,797
Guide Exploration Ltd., Class A (acquired 2/09/04, cost $346,401) (a)(c)	173,600	538,480
Gulfport Energy Corp. (a)	88,300	2,600,435
Ithaca Energy, Inc. (a)	268,300	571,495
James River Coal Co. (a)	297,600	2,059,392
Kodiak Oil & Gas Corp. (a)	1,296,600	12,317,700
Lone Pine Resources, Inc. (a)	61,248	429,352

6	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Longview Energy Co. (acquired 8/13/04, cost $1,281,000) (a)(c)	85,400	$964,431
Lynden Energy Corp. (a)	200,400	85,570
Magnum Hunter Resources Corp. (a)	1,200,500	6,470,695
Manitok Energy, Inc. (a)	1,996,900	3,155,837
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $2,957,155) (a)(c)	513,393	10,345,844
Max Petroleum Plc (a)	5,000,000	833,209
Midway Energy Ltd. (a)	21,717	69,068
Niko Resources Ltd.	302,800	14,335,258
Novus Energy, Inc. (a)	3,422,100	2,620,111
NuVista Energy Ltd.	83,050	427,173
Open Range Energy Corp. (a)	48,061	88,220
Pace Oil and Gas Ltd. (a)(b)	2,660,330	11,228,878
Pace Oil and Gas Ltd. (acquired 9/29/05, cost $1,971,490) (a)(c)	57,740	243,712
Painted Pony Petroleum Ltd., Class A (a)	1,169,900	12,861,723
Palliser Oil & Gas Corp. (a)	1,974,200	1,608,428
Pan Orient Energy Corp. (a)	1,167,100	2,233,958
Patriot Coal Corp. (a)	477,346	4,043,121
Peabody Energy Corp.	1,045,436	34,614,386
Penn Virginia Corp.	1,608,300	8,507,907
Penn West Petroleum Ltd.	153,333	3,038,816
Petroleum Development Corp. (a)	387,200	13,594,592
Pioneer Natural Resources Co.	408,100	36,516,788
Plains Exploration & Production Co. (a)	1,855,525	68,134,878
PRD Energy, Inc. (a)	990,200	471,408
Range Resources Corp.	829,200	51,360,648
Rex Energy Corp. (a)	556,300	8,210,988
Rosetta Resources, Inc. (a)	579,000	25,186,500
Ship Finance International Ltd.	27	252
Sonde Resources Corp. (a)	1,246,060	3,264,677
Sonde Resources Corp. (acquired 1/15/10, cost $3,034,134) (a)(c)	1,200,000	3,121,472
Southwestern Energy Co. (a)	994,500	31,764,330
Stone Energy Corp. (a)	27,274	719,488
Swift Energy Co. (a)	448,900	13,341,308
Toreador Resources Corp. (a)	726,557	3,741,769
Touchstone Exploration, Inc. (a)	2,154,300	729,554

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Tourmaline Oil Corp. (a)	57,420	$1,500,953
Trilogy Energy Corp.	956,222	35,264,059
Trioil Resources Ltd., Class A (a)	20,783	51,001
Uranium One, Inc. (a)	1,005,765	2,132,469
Vero Energy, Inc. (a)	91,642	187,107
Yangarra Resources Ltd. (a)	2,302,800	1,378,855
Yoho Resources, Inc. (a)(b)	2,146,300	7,057,772
965,610,498
Total Common Stocks – 99.8%		1,221,921,408

Warrants (d)

Oil, Gas & Consumable Fuels – 0.0%
Compton Petroleum Corp. (Issued/Exercisable 8/18/11, 1 Share for 1 Warrant, Expires 8/23/14, Strike Price CAD 7.82)	1,043	2,048
Magnum Hunter Resources Corp. (Issued/Exercisable 8/29/11, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price USD 10.50)	60,050	–

		2,048

Total Warrants – 0.0%		2,048

Total Investments (Cost – $1,178,620,837*) – 99.8%		1,221,923,456
Other Assets Less Liabilities – 0.2%		1,994,774

Net Assets – 100.0%		$1,223,918,230

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,193,690,224

Gross unrealized appreciation	$260,361,592
Gross unrealized depreciation	(232,128,360)

Net unrealized appreciation	$28,233,232

(a)	Non-income producing security.

(b)	Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Shares Purchased	Shares Held at December 31, 2011	Value at December 31, 2011
Far East Energy Corp.	18,000,000	—	18,000,000	$3,780,000
Geokinetics, Inc.	739,033	300,000	1,039,033	$2,233,921
Pace Oil and Gas Ltd.	2,660,330	—	2,660,330	$11,228,878
Sunridge Gold Corp.	4,325,559	2,000,000	6,325,559	$2,576,792
Yoho Resources, Inc.	2,146,300	—	2,146,300	$7,057,772

(c)	Restricted security as to resale. As of report date, the Fund held 2.5% of its net assets, with a current value of $30,785,863 and an original cost of $20,369,389, in these securities.
(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK FUNDS	DECEMBER 31, 2011	7

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	232,783	(232,783)	–	$4	$3,156
•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation
CAD	29,000	USD	28,421	Deutsche Bank AG	1/04/12	$59

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks: Capital Markets	$997,924	—	—	$997,924
Diversified Financial Services	85,026	—	—	85,026
Electrical Equipment.	356,838	—	—	356,838
Electronic Equipment, Instruments & Components.	426,994	—	—	426,994
Energy Equipment & Services.	170,635,938	—	—	170,635,938
Metals & Mining	83,808,190	—	—	83,808,190
Oil, Gas & Consumable Fuels	945,202,480	$9,097,743	$11,310,275	965,610,498
Warrants	2,048	—	—	2,048

Total	$1,201,515,438	$9,097,743	$11,310,275	$1,221,923,456

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$59	–	–	$59

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK FUNDS	DECEMBER 31, 2011

Consolidated Schedule of Investments December 31, 2011 (Unaudited)	BlackRock World Gold Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 13.4%
Allied Gold Mining Plc (a)	11,273	$25,259
Ampella Mining Ltd. (a)	41,000	62,528
Aquarius Platinum Ltd.	18,000	43,746
Carbine Resources Ltd. (a)	40,900	5,857
Centamin Plc (a)	20,270	25,939
Dampier Gold Ltd. (a)	22,300	4,676
Evolution Mining Ltd. (a)	35,000	53,956
Indochine Mining Ltd. (a)	157,060	20,609
Kingsgate Consolidated Ltd.	2,910	17,044
Medusa Mining Ltd.	8,100	37,168
Newcrest Mining Ltd.	31,000	944,727
OceanaGold Corp. (a)	10,045	21,746
Papillon Resources Ltd. (a)	117,680	69,272
Silver Lake Resources Ltd. (a)	29,328	91,178

		1,423,705

Canada – 48.7%
Agnico-Eagle Mines Ltd.	4,750	172,748
Alamos Gold, Inc.	18,400	316,977
B2Gold Corp. (a)	23,800	72,422
Banro Corp. (a)	33,000	122,444
Barrick Gold Corp.	10,515	475,804
Belo Sun Mining Corp. (a)	60,500	58,793
Centerra Gold, Inc.	10,900	192,589
Detour Gold Corp. (a)	5,800	143,185
Eldorado Gold Corp.	29,400	404,602
European Goldfields Ltd. (a)	5,500	64,137
Goldcorp, Inc.	20,000	887,558
Guyana Goldfields, Inc. (a)	12,400	91,288
IAMGOLD Corp.	24,500	389,114
Keegan Resources, Inc. (a)	10,000	38,184
Kinross Gold Corp.	51,750	590,775
Lake Shore Gold Corp. (a)	15,000	18,847
Minefinders Corp. (a)	7,500	79,730
New Gold, Inc. (a)	25,500	257,315
Osisko Mining Corp. (a)	4,500	43,465
Romarco Minerals, Inc. (a)	110,000	116,613
SEMAFO, Inc.	16,500	106,896
Yamana Gold, Inc.	36,200	533,717

		5,177,203

China – 0.1%
Real Gold Mining Ltd.	13,000	7,415

Emerging Europe – 6.0%
Minera IRL Ltd. (a)	97,960	102,515
Randgold Resources Ltd.- ADR	5,275	538,577

		641,092

Hong Kong – 0.1%
G-Resources Group Ltd. (a)	237,000	13,385

Mexico – 8.5%
Fresnillo Plc	23,410	554,688
Industrias Penoles SAB de CV	7,800	343,750

		898,438

Peru – 4.9%
Cia de Minas Buenaventura SA - ADR	10,800	414,072
Volcan Cia Minera SAA, Class B	100,000	110,884

		524,956

Common Stocks	Shares	Value
Russia – 0.3%
Polymetal International Plc (a)	1,770	$30,072

South Africa – 7.1%
AngloGold Ashanti Ltd.	4,555	193,420
Gold Fields Ltd.	9,640	147,819
Harmony Gold Mining Co. Ltd.	22,400	261,389
Impala Platinum Holdings Ltd.	7,440	154,037

		756,665

United Kingdom – 3.3%
Archipelago Resources Plc (a)	29,000	31,132
Hochschild Mining Plc	9,130	54,754
Hummingbird Resources Plc (a)	25,000	46,201
Patagonia Gold Plc (a)	71,430	47,423
Petropavlovsk Plc	10,315	98,710
Rio Tinto Plc	1,450	70,827

		349,047

United States – 5.3%
Freeport-McMoRan Copper & Gold, Inc.	2,700	99,333
Gold Resource Corp.	1,330	28,263
Newmont Mining Corp.	7,180	430,872

		558,468

Total Common Stocks – 97.7%		10,380,446

Investment Companies

Emerging Europe – 0.5%
ETFS Physical Platinum (a)	400	54,166

United States – 1.5%
SPDR Gold Trust (a)	1,050	159,590

Total Investment Companies – 2.0%		213,756

Warrants (b)

Canada – 0.0%
Kinross Gold Corp. (Issued/Exercisable 9/22/10, 1 Share for 1 Warrant, Expires 9/17/14, Strike Price USD 21.30)	757	1,077

Total Investments (Cost – $11,308,166*) – 99.7%		10,595,279
Other Assets Less Liabilities – 0.3%		29,283

Net Assets – 100.0%		$10,624,562

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,518,684

Gross unrealized appreciation	$701,969
Gross unrealized depreciation	(1,625,374)

Net unrealized depreciation	$(923,405)

(a)	Non-income producing security.
(b)	Warrants entitle the Fund to purchase a predetermined number of shares of com- mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK FUNDS	DECEMBER 31, 2011	9

Consolidated Schedule of Investments (concluded)	BlackRock World Gold Fund

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	156,211	(156,211)	–	$1	$68
•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$36,472	$1,387,233	–	$1,423,705
Canada	5,177,203	–	–	5,177,203
China	–	–	$7,415	7,415
Emerging Europe	641,092	–	–	641,092
Hong Kong	–	13,385	–	13,385
Mexico	343,750	554,688	–	898,438
Peru	524,956	–	–	524,956
Russia	30,072	–	–	30,072
South Africa	–	756,665	–	756,665
United Kingdom	124,756	224,291	–	349,047
United States	558,468	–	–	558,468
Investment Companies	213,756	–	–	213,756
Warrants	1,077	–	–	1,077
Total	$7,651,602	$2,936,262	$7,415	$10,595,279

10	BLACKROCK FUNDS	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35 (a)	USD	605	$654,031
Series 2010-2A, Class A, 4.07%, 1/15/28 (a)		449	463,635
Series 2010-3A, Class A, 3.82%, 1/15/32 (a)		463	456,081
AmeriCredit Automobile Receivables Trust:
Series 2011-2, Class C, 3.19%, 10/12/16		30	30,048
Series 2011-5, Class C, 3.44%, 10/08/15		190	190,397
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 2.09%, 7/25/32 (b)		11	3,693
Centex Home Equity Loan Trust, Series 2003-B,Class M3, 3.39%, 6/25/33 (b)		101	40,003
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.38%, 5/15/12 (a)(b)		1,420	1,428,721
Series 2009-A17, Class A17, 4.90%, 11/17/14 (a)		260	282,785
Conseco Financial Corp., Series 1996-7,Class A6, 7.65%, 10/15/27 (b)		31	31,197
Countrywide Asset-Backed Certificates:
Series 2003-2, Class M2, 2.77%, 3/26/33 (b)		123	11,864
Series 2003-3, Class M6, 4.61%, 7/25/32 (b)		3	489
Series 2003-BCI, Class M2, 3.29%, 9/25/32 (b)		35	13,624
DT Auto Owner Trust, Series 2011-3A, Class C, 4.03%, 2/15/14 (a)		250	248,828
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	139	181,134
GSAA Trust, Series 2005-11, Class 2A1, 0.57%, 10/25/35 (b)	USD	648	441,245
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.40%, 7/25/37 (b)		71	69,807
Long Beach Mortgage Loan Trust:
Series 2003-4, Class M5A, 6.29%, 8/25/33 (b)		28	12,691
Series 2004-1, Class M5, 1.94%, 2/25/34 (b)		76	48,405
Option One Mortgage Loan Trust:
Series 2002-6, Class M1, 1.42%, 11/25/32 (b)		16	10,176

Asset-Backed Securities	Par (000)			Value

Series 2003-4, Class A2, 0.93%, 7/25/33 (b)	USD	52		$41,111
Series 2003-4, Class M5A, 5.92%, 7/25/33 (b)		19		4,824
Series 2003-5, Class M4, 4.64%, 8/25/33 (b)		20		5,424
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1, 0.41%, 7/25/29 (b)		54		53,444
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 0.79%, 7/25/32 (b)		27		15,465
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)(b)		264		261,115
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)		231		226,778
Series 2011-WO, Class C, 3.19%, 8/15/14 (a)		320		322,912
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		460		458,795
Series 2010-2, Class C, 3.89%, 7/17/17		540		543,106
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		385		384,300
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		405		401,497
Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)		217		214,685
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)		234		232,309
Scholar Funding Trust, Series 2011-A, Class A, 1.32%, 7/28/34 (a)(b)		274		262,958
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.75%, 6/15/21 (b)		315		302,167
Series 2008-5, Class A3, 1.72%, 1/25/18 (b)		245		248,827
Series 2008-5, Class A4, 2.12%, 7/25/23 (b)		245		251,437
Structured Asset Receivables Trust Certificates, Series 2003-2A, 1.99%, 1/21/12 (a)(b)		–	(c)	268

Total Asset-Backed Securities – 1.6%				8,850,276

Collateralized Debt Obligations – 0.0%
Knollwood Ltd., Series 2004-1A, Class C, 3.59%, 1/10/39 (a)(b)		123		–

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CNY	Chinese Yuan	NR	Not Rated
DKK	Danish Krone	RB	Revenue Bonds
ETF	Exchange Traded Fund	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
GBP	British Pound	USD	US Dollar
HKD	Hong Kong Dollar

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 1.9%
Alliant Techsystems, Inc.	4,900	$280,084
The Boeing Co.	48,200	3,535,470
General Dynamics Corp.	12,400	823,484
L-3 Communications Holdings, Inc.	9,800	653,464
Lockheed Martin Corp.	7,600	614,840
Northrop Grumman Corp.	13,000	760,240
Precision Castparts Corp.	6,800	1,120,572
Raytheon Co.	11,100	537,018
Spirit AeroSystems Holdings, Inc., Class A (d)	16,700	347,026
TransDigm Group, Inc. (d)	7,810	747,261
United Technologies Corp.	14,700	1,074,423

		10,493,882

Airlines – 0.1%
Copa Holdings SA, Class A	7,800	457,626

Auto Components – 0.4%
BorgWarner, Inc. (d)	5,500	350,570
Dana Holding Corp. (d)	30,500	370,575
The Goodyear Tire & Rubber Co. (d)	23,500	332,995
Johnson Controls, Inc.	23,900	747,114
Lear Corp.	8,700	346,260

		2,147,514

Automobiles – 0.4%
Daimler AG	17,908	786,177
Nissan Motor Co. Ltd.	98,500	885,566
Tesla Motors, Inc. (d)(e)	20,200	576,912

		2,248,655

Beverages – 1.3%
Anheuser-Busch InBev NV	21,331	1,305,977
The Coca-Cola Co.	34,398	2,406,828
Coca-Cola Enterprises, Inc.	37,600	969,328
Constellation Brands, Inc., Class A (d)	32,700	675,909
Molson Coors Brewing Co., Class B	9,300	404,922
PepsiCo, Inc.	17,000	1,127,950

		6,890,914

Biotechnology – 0.4%
Amgen, Inc.	7,800	500,838
Biogen Idec, Inc. (d)	16,100	1,771,805

		2,272,643

Building Products – 0.0%
Fortune Brands Home & Security, Inc. (d)	7,900	134,537

Capital Markets – 0.8%
Ameriprise Financial, Inc.	9,900	491,436
Ares Capital Corp.	30,939	478,008
Eaton Vance Corp.	3,428	81,038
Federated Investors, Inc., Class B	21,324	323,059
Invesco Ltd.	17,900	359,611
Jefferies Group, Inc. (e)	48,600	668,250
Morgan Stanley	41,500	627,895
UBS AG	90,858	1,081,436
Waddell & Reed Financial, Inc., Class A	16,609	411,405

		4,522,138

Chemicals – 1.2%
Ashland, Inc.	9,200	525,872
Celanese Corp., Series A	19,700	872,119
CF Industries Holdings, Inc.	4,500	652,410

Common Stocks	Shares	Value

Chemicals (concluded)
Cytec Industries, Inc.	5,300	$236,645
E.I. du Pont de Nemours & Co.	13,261	607,089
LG Chem Ltd.	1,938	534,128
Linde AG	4,747	706,229
Monsanto Co.	17,725	1,241,991
Nitto Denko Corp.	29,300	1,048,359
Potash Corp. of Saskatchewan, Inc.	4,100	169,248

		6,594,090

Commercial Banks – 1.1%
BNP Paribas SA	9,640	378,663
Comerica, Inc.	18,500	477,300
HSBC Holdings Plc	106,813	814,550
ICICI Bank Ltd. - ADR	22,200	586,746
Itau Unibanco Holding SA	22,539	410,723
M&T Bank Corp.	7,000	534,380
Skandinaviska Enskilda Banken AB	69,352	403,996
Standard Chartered Plc	32,441	709,861
SunTrust Banks, Inc.	16,400	290,280
Wells Fargo & Co.	35,500	978,380
Zions Bancorp.	9,650	157,102

		5,741,981

Commercial Services & Supplies – 0.2%
Corrections Corp. of America (d)	36,400	741,468
Pitney Bowes, Inc.	22,468	416,557

		1,158,025

Communications Equipment – 0.9%
ADTRAN, Inc.	11,200	337,792
Cisco Systems, Inc.	40,700	735,856
Motorola Solutions, Inc.	15,700	726,753
QUALCOMM, Inc.	56,700	3,101,490

		4,901,891

Computers & Peripherals – 2.0%
Apple, Inc. (d)	15,827	6,409,935
Dell, Inc. (d)	43,500	636,405
Diebold, Inc.	15,576	468,370
Lexmark International, Inc., Class A	17,300	572,111
QLogic Corp. (d)	41,400	621,000
SanDisk Corp. (d)	12,800	629,888
Seagate Technology Plc	44,700	733,080
Western Digital Corp. (d)	27,700	857,315

		10,928,104

Construction & Engineering – 0.2%
Chicago Bridge & Iron Co. NV	16,300	616,140
URS Corp. (d)	17,200	604,064

		1,220,204

Consumer Finance – 0.3%
Capital One Financial Corp.	17,700	748,533
Discover Financial Services	47,900	1,149,600

		1,898,133

Containers & Packaging – 0.2%
Crown Holdings, Inc. (d)	10,500	352,590
Rock-Tenn Co., Class A	4,200	242,340
Sonoco Products Co.	9,265	305,374

		900,304

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Distributors – 0.1%
Genuine Parts Co.	11,205	$685,746

Diversified Consumer Services – 0.5%
Apollo Group, Inc., Class A (d)(e)	28,400	1,529,908
Career Education Corp. (d)	36,800	293,296
Education Management Corp. (d)(e)	14,200	397,458
H&R Block, Inc.	40,887	667,685

		2,888,347

Diversified Financial Services – 0.4%
ING Groep NV (d)	65,029	467,950
Interactive Brokers Group, Inc., Class A	29,400	439,236
The NASDAQ OMX Group, Inc. (d)	25,900	634,809
NYSE Euronext, Inc.	15,800	412,380

		1,954,375

Diversified Telecommunication Services – 0.9%
AT&T Inc.	15,900	480,816
CenturyLink, Inc.	29,569	1,099,967
Frontier Communications Corp.	58,731	302,465
Level 3 Communications, Inc. (d)	30,100	511,399
Verizon Communications, Inc.	44,898	1,801,308
Windstream Corp.	40,560	476,174

		4,672,129

Electric Utilities – 0.8%
American Electric Power Co., Inc.	11,750	485,392
Edison International	11,100	459,540
FirstEnergy Corp.	2,235	99,010
Fortum Oyj	30,244	645,471
Hawaiian Electric Industries, Inc.	9,795	259,372
Northeast Utilities	13,250	477,927
Pepco Holdings, Inc.	17,796	361,259
PPL Corp.	18,000	529,560
Progress Energy, Inc.	12,274	687,589
Westar Energy, Inc.	21,400	615,892

		4,621,012

Electrical Equipment – 0.5%
Emerson Electric Co.	2,278	106,132
GrafTech International Ltd. (d)	10,500	143,325
Nidec Corp.	12,100	1,051,695
Polypore International, Inc. (d)(e)	5,200	228,748
Schneider Electric SA	19,308	1,016,566

		2,546,466

Electronic Equipment, Instruments & Components – 0.4%
Ingram Micro, Inc., Class A (d)	20,100	365,619
Molex, Inc.	378	9,019
TE Connectivity Ltd.	16,400	505,284
Tech Data Corp. (d)	12,000	592,920
Vishay Intertechnology, Inc. (d)	64,400	578,956

		2,051,798

Energy Equipment & Services – 0.7%
Halliburton Co.	27,573	951,544
National Oilwell Varco, Inc.	17,700	1,203,423
Schlumberger Ltd.	28,467	1,944,581

		4,099,548

Food & Staples Retailing – 0.8%
The Kroger Co.	26,500	641,830
Safeway, Inc.	26,480	557,139

Common Stocks	Shares	Value

Food & Staples Retailing (concluded)
Wal-Mart Stores, Inc.	24,800	$1,482,048
Whole Foods Market, Inc.	12,000	834,960
WM Morrison Supermarkets Plc	129,175	654,381

		4,170,358

Food Products – 0.5%
ConAgra Foods, Inc.	27,100	715,440
Green Mountain Coffee Roasters, Inc. (d)	3,800	170,430
H.J. Heinz Co.	7,500	405,300
The J.M. Smucker Co.	6,600	515,922
Kraft Foods, Inc., Class A	5,140	192,030
Smithfield Foods, Inc. (d)	25,300	614,284

		2,613,406

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp. (d)	36,200	193,308
Covidien Plc	5,500	247,555
Hill-Rom Holdings, Inc.	11,600	390,804
Medtronic, Inc.	1,699	64,987
Stryker Corp.	8,600	427,506

		1,324,160

Health Care Providers & Services – 1.8%
Aetna, Inc.	18,700	788,953
AMERIGROUP Corp. (d)	10,300	608,524
AmerisourceBergen Corp.	45,000	1,673,550
Cardinal Health, Inc.	31,100	1,262,971
CIGNA Corp.	26,600	1,117,200
Coventry Health Care, Inc. (d)	19,200	583,104
Humana, Inc.	8,600	753,446
Tenet Healthcare Corp. (d)	36,900	189,297
UnitedHealth Group, Inc.	22,400	1,135,232
Universal Health Services, Inc., Class B	5,200	202,072
WellPoint, Inc.	19,500	1,291,875

		9,606,224

Health Care Technology – 0.2%
Cerner Corp. (d)	22,100	1,353,625

Hotels, Restaurants & Leisure – 0.7%
Chipotle Mexican Grill, Inc. (d)	1,500	506,610
Fu Ji Food & Catering Services Holdings Ltd. (d)	208,300	268
Gaylord Entertainment Co. (d)	22,900	552,806
Las Vegas Sands Corp. (d)	25,700	1,098,161
Sands China Ltd. (d)	115,200	325,579
Starbucks Corp.	24,700	1,136,447
Wynn Resorts Ltd.	3,400	375,666

		3,995,537

Household Durables – 0.1%
Leggett & Platt, Inc.	25,886	596,413
MDC Holdings, Inc.	11,700	206,271

		802,684

Household Products – 0.9%
Kimberly-Clark Corp.	7,067	519,849
The Procter & Gamble Co.	49,930	3,330,830
Reckitt Benckiser Group Plc	24,911	1,230,230

		5,080,909

Independent Power Producers & Energy Traders – 0.4%
The AES Corp. (d)	53,800	636,992
Constellation Energy Group, Inc.	16,000	634,720

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc. (d)	51,760	$937,891

		2,209,603

Industrial Conglomerates – 0.7%
Danaher Corp.	46,500	2,187,360
General Electric Co.	88,299	1,581,435
Tyco International Ltd.	6,200	289,602

		4,058,397

Insurance – 1.9%
ACE Ltd.	11,200	785,344
AFLAC, Inc.	6,703	289,972
Allied World Assurance Co. Holdings AG	10,600	667,058
American Financial Group, Inc.	16,900	623,441
American National Insurance Co.	200	14,606
AON Corp.	8,700	407,160
Arch Capital Group Ltd. (d)	18,000	670,140
Assurant, Inc.	15,400	632,324
AXIS Capital Holdings Ltd.	24,010	767,360
Berkshire Hathaway, Inc., Class B (d)	1,500	114,450
China Life Insurance Co. Ltd., H Shares	223,000	551,284
Cincinnati Financial Corp.	17,368	529,029
Lincoln National Corp.	10,400	201,968
Loews Corp.	13,700	515,805
Principal Financial Group, Inc.	3,886	95,596
Reinsurance Group of America, Inc.	12,200	637,450
RenaissanceRe Holdings Ltd.	7,600	565,212
StanCorp Financial Group, Inc.	10,700	393,225
Torchmark Corp.	14,200	616,138
Unum Group	30,600	644,742
W.R. Berkley Corp.	800	27,512
XL Group Plc	28,650	566,410

		10,316,226

Internet & Catalog Retail – 0.5%
Amazon.com, Inc. (d)	11,100	1,921,410
Expedia, Inc. (d)	20,150	584,753

		2,506,163

Internet Software & Services – 1.0%
eBay, Inc. (d)	30,800	934,164
Google, Inc., Class A (d)	5,137	3,317,988
IAC/InterActiveCorp.	5,700	242,820
Rackspace Hosting, Inc. (d)(e)	15,600	670,956
Yahoo!, Inc. (d)	9,300	150,009

		5,315,937

IT Services – 1.2%
Accenture Plc, Class A	13,500	718,605
Automatic Data Processing, Inc.	12,505	675,395
Broadridge Financial Solutions, Inc.	47,880	1,079,694
DST Systems, Inc.	13,100	596,312
International Business Machines Corp.	3,900	717,132
Paychex, Inc.	19,074	574,318
SAIC, Inc. (d)	44,000	540,760
VeriFone Systems, Inc. (d)	20,100	713,952
Visa, Inc., Class A	8,400	852,852

		6,469,020

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc. (d)	3,100	139,407

Common Stocks	Shares	Value

Machinery – 1.1%
Caterpillar, Inc.	7,757	$702,784
Eaton Corp.	24,700	1,075,191
Harsco Corp.	6,541	134,614
Illinois Tool Works, Inc.	11,886	555,195
ITT Corp. (d)	4,300	83,119
Makita Corp.	16,600	537,230
Parker Hannifin Corp.	5,300	404,125
Railpower Technologies Corp. (d)	17,600	–
Stanley Black & Decker, Inc.	19,700	1,331,720
Terex Corp. (d)(e)	30,500	412,055
Vallourec SA	7,033	456,578
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	414,320	445,976

		6,138,587

Media – 0.6%
CBS Corp., Class B	26,500	719,210
Comcast Corp., Class A	39,300	931,803
DISH Network Corp., Class A	20,900	595,232
The Interpublic Group of Cos., Inc.	28,400	276,332
Liberty Global, Inc., Class A (d)	14,715	603,756
The McGraw-Hill Cos., Inc.	3,732	167,828

		3,294,161

Metals & Mining – 0.5%
Coeur d’Alene Mines Corp. (d)	5,000	120,700
Freeport-McMoRan Copper & Gold, Inc.	17,964	660,896
Rio Tinto Plc	19,803	961,057
Southern Copper Corp.	11,760	354,917
Teck Resources Ltd., Class B	12,879	453,973
Walter Energy, Inc.	2,500	151,400

		2,702,943

Multiline Retail – 0.1%
Dillard’s, Inc., Class A	10,700	480,216
Macy’s, Inc.	8,650	278,357

		758,573

Multi-Utilities – 0.5%
Ameren Corp.	20,300	672,539
CenterPoint Energy, Inc.	12,986	260,889
NiSource, Inc.	30,281	720,991
PG&E Corp.	11,500	474,030
Wisconsin Energy Corp.	14,460	505,522

		2,633,971

Office Electronics – 0.1%
Xerox Corp.	43,050	342,678

Oil, Gas & Consumable Fuels – 3.1%
Alpha Natural Resources, Inc. (d)	33,812	690,779
Anadarko Petroleum Corp.	20,800	1,587,664
BG Group Plc	57,104	1,220,705
Chevron Corp.	9,847	1,047,721
ConocoPhillips	17,900	1,304,373
Denbury Resources, Inc. (d)(e)	21,700	327,670
EQT Corp.	8,503	465,879
Exxon Mobil Corp.	30,412	2,577,721
HollyFrontier Corp.	4,374	102,352
Longview Energy Co. (acquired 8/13/04, cost $48,000) (d)(f)	3,200	36,138

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Marathon Oil Corp.	27,900	$816,633
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950) (d)(f)	8,685	175,019
Murphy Oil Corp.	12,400	691,176
Noble Energy, Inc.	3,500	330,365
OGX Petroleo e Gas Participacoes SA (d)	83,500	609,715
Range Resources Corp.	22,300	1,381,262
Spectra Energy Corp.	22,675	697,256
Tesoro Corp. (d)(e)	27,200	635,392
Tullow Oil Plc	32,024	697,255
Valero Energy Corp.	47,000	989,350
Whiting Petroleum Corp. (d)	7,200	336,168

		16,720,593

Paper & Forest Products – 0.3%
Ainsworth Lumber Co. Ltd. (a)(d)	19,432	18,693
Ainsworth Lumber Co. Ltd. (d)	17,115	16,464
Domtar Corp.	8,200	655,672
International Paper Co.	24,200	716,320

		1,407,149

Personal Products – 0.2%
Avon Products, Inc.	7,400	129,278
L’Oreal SA	8,651	903,560

		1,032,838

Pharmaceuticals – 3.2%
Abbott Laboratories	12,100	680,383
Allergan, Inc.	11,000	965,140
Bristol-Myers Squibb Co.	47,763	1,683,168
Eli Lilly & Co.	27,594	1,146,807
Endo Pharmaceuticals Holdings, Inc. (d)	5,000	172,650
Forest Laboratories, Inc. (d)	34,600	1,046,996
Johnson & Johnson	25,660	1,682,783
Novartis AG	37,613	2,150,344
Pfizer, Inc.	196,877	4,260,418
Sanofi-Aventis SA	31,253	2,295,487
Teva Pharmaceutical Industries Ltd. - ADR	9,106	367,518
Valeant Pharmaceuticals International, Inc. (d)	9,900	462,231
Warner Chilcott Plc, Class A (d)	23,700	358,581

		17,272,506

Professional Services – 0.1%
Manpower, Inc.	13,500	482,625
Towers Watson & Co., Class A	4,400	263,692

		746,317

Real Estate Investment Trusts (REITs) – 0.9%
American Capital Agency Corp.	19,878	558,174
Annaly Capital Management, Inc.	28,887	461,037
BioMed Realty Trust, Inc.	30,500	551,440
Boston Properties, Inc. (e)	3,600	358,560
CommonWealth REIT	4,660	77,542
CubeSmart	51,100	543,704
DuPont Fabros Technology, Inc.	17,600	426,272
Host Hotels & Resorts, Inc.	12,300	181,671
Piedmont Office Realty Trust, Inc., Class A	26,340	448,834
ProLogis, Inc.	5,100	145,809
Senior Housing Properties Trust	21,748	488,025
Simon Property Group, Inc.	1	128
Vornado Realty Trust	6,500	499,590

		4,740,786

Common Stocks	Shares	Value

Real Estate Management & Development – 0.1%
Forestar Group, Inc. (d)	30,500	$461,465

Road & Rail – 0.1%
Hertz Global Holdings, Inc. (d)	40,100	469,972

Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	7,400	264,772
Applied Materials, Inc.	23,600	252,756
Avago Technologies Ltd.	13,100	378,066
Broadcom Corp., Class A	22,200	651,792
Infineon Technologies AG	80,020	602,338
Intel Corp.	22,876	554,743
Lam Research Corp. (d)	16,498	610,756
LSI Corp. (d)	101,900	606,305
Marvell Technology Group Ltd. (d)	55,000	761,750
Maxim Integrated Products, Inc.	7,082	184,415
MediaTek, Inc.	49,000	449,074
Microchip Technology, Inc.	15,749	576,886
NXP Semiconductor NV (d)	27,200	418,064
ON Semiconductor Corp. (d)	56,400	435,408
Teradyne, Inc. (d)(e)	16,800	228,984
Texas Instruments, Inc.	13,800	401,718
Tokyo Electron Ltd.	13,400	681,577
Veeco Instruments, Inc. (d)	21,448	446,118
Xilinx, Inc.	20,400	654,024

		9,159,546

Software – 1.6%
Activision Blizzard, Inc.	172,209	2,121,615
Check Point Software Technologies Ltd. (d)	22,500	1,182,150
Microsoft Corp.	52,325	1,358,357
Oracle Corp.	21,300	546,345
Red Hat, Inc. (d)	25,500	1,052,895
Salesforce.com, Inc. (d)	10,669	1,082,477
Symantec Corp. (d)	32,800	513,320
Take-Two Interactive Software, Inc. (d)(e)	27,400	371,270
VMware, Inc., Class A (d)	6,100	507,459

		8,735,888

Specialty Retail – 1.0%
American Eagle Outfitters, Inc.	14,751	225,543
Ascena Retail Group, Inc. (d)(e)	7,300	216,956
Best Buy Co., Inc.	12,200	285,114
Foot Locker, Inc.	24,000	572,160
GameStop Corp., Class A (d)	25,200	608,076
Hennes & Mauritz AB, B Shares	27,179	873,971
The Home Depot, Inc.	33,700	1,416,748
Limited Brands, Inc.	2,900	117,015
Staples, Inc.	20,700	287,523
Tiffany & Co.	12,700	841,502

		5,444,608

Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.	12,800	781,312
Michael Kors Holdings Ltd. (d)	4,700	128,075
PVH Corp.	4,600	324,254
The Swatch Group AG	2,175	813,917
VF Corp.	395	50,161

		2,097,719

Thrifts & Mortgage Finance – 0.3%
Capitol Federal Financial, Inc.	90,965	1,049,736
New York Community Bancorp, Inc.	14,244	176,198

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Thrifts & Mortgage Finance (concluded)
People’s United Financial, Inc.		34,100	$438,185

			1,664,119

Tobacco – 0.8%
Altria Group, Inc.		25,809	765,237
Imperial Tobacco Group Plc		37,721	1,426,429
Lorillard, Inc.		12,678	1,445,292
Philip Morris International, Inc.		9,000	706,320
Reynolds American, Inc.		1,381	57,201

			4,400,479

Trading Companies & Distributors – 0.1%
Noble Group Ltd.		464,000	404,240

Wireless Telecommunication Services – 1.0%
American Tower Corp., Class A		10,800	648,108
MetroPCS Communications, Inc. (d)		47,200	409,696
MTN Group Ltd.		46,559	828,973
NII Holdings, Inc. (d)		9,400	200,220
NTT DoCoMo, Inc.		538	989,048
Rogers Communications, Inc., Class B		35,087	1,351,818
Telephone & Data Systems, Inc.		13,500	349,515
Vodafone Group Plc		231,537	643,278

			5,420,656

Total Common Stocks – 44.4%			242,041,512

Corporate Bonds	Par (000)		Value

Auto Components – 0.0%
BorgWarner, Inc., 4.63%, 9/15/20	USD	145	154,080

Building Products – 0.0%
Lafarge SA, 7.13%, 7/15/36		80	70,635

Capital Markets – 0.5%
Credit Suisse AG, 5.40%, 1/14/20		120	113,180
Credit Suisse AG/Guernsey, 2.60%, 5/27/16 (a)		280	283,749
Credit Suisse Group Finance US, Inc., 3.63%, 9/14/20 (b)		50	55,267
The Goldman Sachs Group, Inc., 5.25%, 7/27/21		260	253,640
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(g)		190	19
Morgan Stanley:
2.95%, 5/14/13 (b)		1,000	960,222
4.20%, 11/20/14 (h)		485	467,754
4.00%, 7/24/15		220	206,305
5.50%, 7/28/21		480	443,825

			2,783,961

Chemicals – 0.2%
CF Industries, Inc., 7.13%, 5/01/20		395	467,087
The Dow Chemical Co., 4.13%, 11/15/21		170	174,372
Lyondell Chemical Co., 11.00%, 5/01/18		305	332,809
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		120	124,500

			1,098,768

Commercial Banks – 1.2%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	117,910
Banco Central de la Republica Dominicana, 9.04%, 1/23/18	USD	33	35,740

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
CIT Group, Inc.:
7.00%, 5/01/17	USD	212	$212,239
7.00%, 5/02/17 (a)		30	29,963
Commerzbank AG, 6.38%, 3/22/19	EUR	100	91,761
DnB NOR Boligkreditt:
2.10%, 10/14/15 (a)	USD	2,135	2,117,700
2.90%, 3/29/16 (a)		1,265	1,285,994
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		680	674,900
HSBC Bank Plc, 3.10%, 5/24/16 (a)		335	335,020
HSBC Holdings Plc, 6.10%, 1/14/42		150	170,020
Sparebank 1 Boligkreditt AS:
1.25%, 10/25/13 (a)		845	838,987
2.63%, 5/27/16 (a)		820	827,107

			6,737,341

Consumer Finance – 0.4%
Capital One Financial Corp.:
3.15%, 7/15/16		890	893,808
4.75%, 7/15/21		365	375,626
Credit Acceptance Corp., 9.13%, 2/01/17 (a)		425	443,063
SLM Corp., 6.25%, 1/25/16		362	352,037

			2,064,534

Diversified Financial Services – 1.0%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		155	153,986
BP Capital Markets Plc, 3.13%, 10/01/15		160	167,588
Citigroup, Inc.:
5.00%, 9/15/14		140	138,559
4.59%, 12/15/15		1,160	1,167,421
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		760	838,538
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		225	229,793
6.63%, 8/15/17		100	108,856
General Electric Capital Corp.:
6.75%, 3/15/32		50	58,547
6.15%, 8/07/37		360	393,800
JPMorgan Chase & Co., 4.63%, 5/10/21		590	610,442
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17 (h)		825	885,228
6.00%, 10/01/17		445	478,689
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		200	210,300
Woodside Finance Ltd., 4.60%, 5/10/21 (a)		100	102,107

			5,543,854

Diversified Telecommunication Services – 0.4%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		176	178,640
Level 3 Financing, Inc.:
8.75%, 2/15/17		18	18,315
8.13%, 7/01/19 (a)		207	203,895
Sprint Capital Corp., 6.88%, 11/15/28		144	102,780
Telecom Italia Capital SA, 4.95%, 9/30/14		475	440,897
Telefonica Emisiones SAU, 6.42%, 6/20/16		150	156,974
Verizon Communications, Inc.:
3.50%, 11/01/21		240	249,869
6.40%, 2/15/38		332	421,441
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		280	297,500

			2,070,311

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electric Utilities – 0.5%
Alabama Power Co., 3.95%, 6/01/21	USD	220	$241,310
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		66	88,560
5.95%, 12/15/36		151	160,925
Duke Energy Carolinas LLC, 4.25%, 12/15/41		185	193,555
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		290	305,950
Florida Power & Light Co., 5.95%, 2/01/38		225	295,012
Georgia Power Co., 3.00%, 4/15/16		390	413,528
Jersey Central Power & Light Co., 7.35%, 2/01/19		120	150,671
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		250	313,907
PacifiCorp, 6.25%, 10/15/37		200	263,638
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		140	145,933

			2,572,989

Energy Equipment & Services – 0.1%
Ensco Plc:
3.25%, 3/15/16		90	91,813
4.70%, 3/15/21		195	203,074
Transocean, Inc.:
6.50%, 11/15/20		150	154,949
6.38%, 12/15/21		125	132,860

			582,696

Food Products – 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		160	190,331
5.38%, 2/10/20		325	375,002
Sara Lee Corp., 4.10%, 9/15/20		146	147,345

			712,678

Gas Utilities – 0.0%
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		185	225,698

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp., 6.25%, 11/15/15		614	680,632
CareFusion Corp., 6.38%, 8/01/19		300	354,255

			1,034,887

Health Care Providers & Services – 0.3%
HCA, Inc.:
6.50%, 2/15/20		392	406,700
7.25%, 9/15/20 (a)		455	480,025
Tenet Healthcare Corp.:
6.25%, 11/01/18 (a)		235	239,113
8.88%, 7/01/19		305	342,363
UnitedHealth Group, Inc., 3.38%, 11/15/21		80	82,739

			1,550,940

Hotels, Restaurants & Leisure – 0.1%
MGM Resorts International:
10.38%, 5/15/14		200	228,500
11.13%, 11/15/17		260	296,400

			524,900

Household Products – 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA: 7.88%, 8/15/19 (a)		345	360,525

Corporate Bonds	Par (000)		Value

Household Products (concluded)
6.88%, 2/15/21 (a)	USD	270	$268,650

			629,175

Independent Power Producers & Energy Traders – 0.0%
Constellation Energy Group, Inc., 7.60%, 4/01/32		75	96,647

Insurance – 1.1%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	100	110,119
American International Group, Inc., 5.45%, 5/18/17	USD	180	172,015
AXA SA, 5.25%, 4/16/40 (b)	EUR	100	94,448
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	USD	355	359,935
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		395	376,513
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		170	174,469
Hartford Life Global Funding Trusts, 0.73%, 6/16/14 (b)		950	898,732
ING Verzekeringen NV, 3.27%, 6/21/21 (b)	EUR	40	43,590
Lincoln National Corp., 7.00%, 6/15/40	USD	160	180,886
Manulife Financial Corp., 3.40%, 9/17/15		420	422,342
Metropolitan Life Global Funding I:
2.88%, 9/17/12 (a)		225	227,941
2.50%, 1/11/13 (a)		1,370	1,386,598
5.13%, 6/10/14 (a)		300	323,018
Prudential Financial, Inc.:
4.75%, 9/17/15		620	654,654
5.38%, 6/21/20		200	214,046
4.50%, 11/15/20		270	271,498

			5,910,804

Life Sciences Tools & Services – 0.1%
Life Technologies Corp.:
6.00%, 3/01/20		230	257,103
5.00%, 1/15/21		58	60,688

			317,791

Machinery – 0.0%
Joy Global, Inc., 5.13%, 10/15/21		100	106,746
Navistar International Corp., 3.00%, 10/15/14 (i)		100	107,750

			214,496

Media – 1.1%
CBS Corp.:
4.63%, 5/15/18		80	83,178
8.88%, 5/15/19		185	237,613
5.75%, 4/15/20		120	134,914
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		700	808,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17		631	680,960
Comcast Corp.:
5.88%, 2/15/18		392	453,257
6.95%, 8/15/37		145	184,485
COX Communications, Inc., 8.38%, 3/01/39 (a)		375	502,110
CSC Holdings LLC, 8.50%, 4/15/14		133	147,131
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16		124	125,611
NBCUniversal Media LLC: 5.15%, 4/30/20		530	590,089

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
4.38%, 4/01/21	USD	90	$94,981
The New York Times Co., 6.63%, 12/15/16		1,000	1,013,650
News America, Inc., 6.20%, 12/15/34		100	107,504
Time Warner Cable, Inc.:
5.88%, 11/15/40		250	270,565
5.50%, 9/01/41		240	252,912
Time Warner, Inc.:
4.70%, 1/15/21		110	118,439
6.10%, 7/15/40		80	93,787
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (a)		200	211,250

			6,110,936

Metals & Mining – 0.4%
Barrick Gold Corp., 2.90%, 5/30/16		1,032	1,059,186
Barrick North America Finance LLC, 4.40%, 5/30/21		10	10,830
Cliffs Natural Resources, Inc., 4.88%, 4/01/21		245	244,117
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)		250	246,593
Novelis, Inc., 8.75%, 12/15/20		295	316,387

			1,877,113

Multiline Retail – 0.2%
Dollar General Corp., 11.88%, 7/15/17 (j)		400	442,000
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		395	441,401
7.45%, 7/15/17		286	333,931

			1,217,332

Multi-Utilities – 0.1%
Dominion Resources, Inc., 1.95%, 8/15/16		305	306,502

Oil, Gas & Consumable Fuels – 1.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		634	718,671
6.38%, 9/15/17		443	513,496
Arch Coal, Inc., 7.25%, 10/01/20		490	501,025
Chesapeake Energy Corp., 6.63%, 8/15/20		281	301,373
Consol Energy, Inc.:
8.00%, 4/01/17		153	167,535
8.25%, 4/01/20		37	40,885
El Paso Corp., 6.50%, 9/15/20		185	199,984
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		280	308,595
Enterprise Products Operating LLC:
6.30%, 9/15/17		250	292,782
6.13%, 10/15/39		225	251,318
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		225	257,050
6.55%, 9/15/40		55	61,612
6.38%, 3/01/41		80	90,180
Kinder Morgan Finance Co. ULC, 5.70%, 1/05/16		250	255,625
Marathon Petroleum Corp., 6.50%, 3/01/41		401	454,424
MEG Energy Corp., 6.50%, 3/15/21 (a)		475	485,687
Nexen, Inc.:
6.40%, 5/15/37		200	211,852
7.50%, 7/30/39		335	401,595
Peabody Energy Corp., 6.25%, 11/15/21 (a)		560	579,600
Plains Exploration & Production Co., 10.00%, 3/01/16		50	55,375

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Pride International, Inc., 6.88%, 8/15/20	USD	115	$134,829
Range Resources Corp.:
7.25%, 5/01/18		405	433,350
5.75%, 6/01/21		55	59,538
Rockies Express Pipeline LLC:
3.90%, 4/15/15 (a)		425	419,982
6.85%, 7/15/18 (a)		100	103,320
Western Gas Partners LP, 5.38%, 6/01/21		350	371,059
Williams Partners LP, 4.13%, 11/15/20		205	210,386

			7,881,128

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(j)		169	109,862
International Paper Co.:
4.75%, 2/15/22		200	212,590
6.00%, 11/15/41		150	162,842
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		125	130,408

			615,702

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		100	101,713
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15		270	281,167
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		240	244,112

			626,992

Real Estate Investment Trusts (REITs) – 0.2%
ERP Operating LP, 4.63%, 12/15/21		245	249,840
Hospitality Properties Trust, 5.63%, 3/15/17		186	188,379
Mack-Cali Realty LP, 7.75%, 8/15/19		155	184,703
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		135	130,295
Vornado Realty LP, 5.00%, 1/15/22		385	388,191

			1,141,408

Real Estate Management & Development – 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)		210	182,700
WEA Finance LLC, 4.63%, 5/10/21 (a)		150	147,224

			329,924

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		500	598,206

Software – 0.1%
First Data Corp.:
7.38%, 6/15/19 (a)		295	277,300
8.25%, 1/15/21 (a)		10	8,950
Oracle Corp., 5.38%, 7/15/40		200	243,655

			529,905

Specialty Retail – 0.0%
QVC, Inc., 7.50%, 10/01/19 (a)		205	219,863

Thrifts & Mortgage Finance – 0.2%
Radian Group, Inc.: 5.63%, 2/15/13		750	484,687

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Thrifts & Mortgage Finance (concluded)
5.38%, 6/15/15	USD	750	$346,875

			831,562

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV, 2.38%, 9/08/16		400	398,886
Cricket Communications, Inc., 7.75%, 5/15/16		227	234,377
MetroPCS Wireless, Inc., 7.88%, 9/01/18		11	11,151
SBA Tower Trust, 5.10%, 4/15/17 (a)		180	187,425
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		440	462,000

			1,293,839

Total Corporate Bonds – 10.7%			58,477,597

Foreign Agency Obligations	Par (000)		Value

CDP Financial, Inc., 3.00%, 11/25/14 (a)		465	483,561
Eksportfinans ASA, 5.50%, 5/25/16		255	235,126
Hydro Quebec:
9.40%, 2/01/21		195	297,037
8.40%, 1/15/22		405	592,209
8.05%, 7/07/24		940	1,397,876
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		350	353,181
Petrobras International Finance Co.:
3.88%, 1/27/16		745	767,507
6.88%, 1/20/40		150	173,728

Total Foreign Agency Obligations – 0.8%			4,300,225

Foreign Government Obligations	Par (000)		Value

Argentina – 0.0%
Republic of Argentina:
8.28%, 12/31/33		303	221,171
2.50%, 12/31/38 (k)		90	31,725

			252,896

Brazil – 0.1%
Federal Republic of Brazil:
6.00%, 1/17/17		300	350,250
8.25%, 1/20/34		170	256,275

			606,525

Colombia – 0.1%
Republic of Colombia:
7.38%, 3/18/19		200	252,000
7.38%, 9/18/37		240	337,200

			589,200

El Salvador – 0.0%
Republic of El Salvador, 7.65%, 6/15/35 (a)		55	56,100

Greece – 0.0%
Hellenic Republic, 4.60%, 9/20/40	EUR	80	17,705

Indonesia – 0.1%
Republic of Indonesia:
5.88%, 3/13/20	USD	100	113,250
7.75%, 1/17/38		110	148,500

			261,750

Foreign Government Obligations	Par (000)		Value

Italy – 0.3%
Buoni Poliennali del Tesoro, 4.75%, 9/15/16	EUR	1,470	$1,803,263

Mexico – 0.1%
United Mexican States:
8.30%, 8/15/31	USD	194	290,030
6.75%, 9/27/34		150	195,375
6.05%, 1/11/40		125	152,813

			638,218

Panama – 0.0%
Republic of Panama, 8.88%, 9/30/27		95	142,500

Peru – 0.1%
Republic of Peru, 6.55%, 3/14/37		215	273,050

Philippines – 0.1%
Republic of Philippines, 4.00%, 1/15/21		442	452,520

Poland – 0.1%
Republic of Poland, 5.13%, 4/21/21		370	376,475

South Africa – 0.1%
Republic of South Africa, 5.50%, 3/09/20		500	560,000

Turkey – 0.1%
Republic of Turkey, 6.75%, 4/03/18		260	283,725

Ukraine – 0.0%
Ukraine Government, 7.75%, 9/23/20 (a)		160	138,400

Uruguay – 0.0%
Republic of Uruguay, 7.63%, 3/21/36		165	228,113

Venezuela – 0.1%
Republic of Venezuela:
8.50%, 10/08/14		200	186,250
9.25%, 9/15/27		367	265,157

			451,407

Total Foreign Government Obligations – 1.3%			7,131,847

Investment Companies	Shares		Value

Energy Select Sector SPDR Fund		156,000	10,784,280
SPDR Barclays Capital High Yield Bond ETF		145,000	5,575,250
Technology Select Sector SPDR Fund		416,000	10,587,200
Vanguard MSCI Emerging Markets ETF		402,562	15,381,894

Total Investment Companies – 7.8%			42,328,624

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 1.5%
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35	USD	866	764,276
Series 2005-59, Class 1A1, 0.57%, 11/20/35 (b)		1,136	573,091
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-58, Class B1, 2.78%, 2/19/34 (b)		111	46,527
Series 2006-J2, Class 1A1, 6.00%, 4/25/36		452	333,864

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Series 2006-J4, Class A9, 6.25%, 9/25/36	USD	497	$358,383
Series 2006-OA5, Class 3A1, 0.49%, 4/25/46 (b)		306	166,442
Series 2007-J3, Class A10, 6.00%, 7/25/37 (b)		798	644,321
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		124	97,671
Series 2011-2R, Class 1A1, 3.97%, 3/27/37 (a)(b)		337	312,892
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (a)(b)		794	771,274
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.53%, 8/25/35 (b)		104	84,523
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.35%, 4/19/36 (b)		792	592,258
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.59%, 11/19/35 (b)		501	291,065
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.47%, 12/25/36 (b)		351	211,479
Impac Commercial Mortgage-Backed Trust, Series 2004-7, Class M4, 2.09%, 11/25/34 (b)		45	13,324
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.73%, 9/25/37 (b)		354	253,867
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		57	53,692
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		54	49,489
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1, 0.51%, 2/25/46 (b)		219	68,042
Residential Funding Mortgage Securities I:
Series 2005-S8, Class A1, 5.50%, 11/25/35		500	475,782
Series 2007-S4, Class A2, 6.00%, 4/25/37		647	508,740
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.22%, 4/25/47 (b)		842	505,624
Structured Asset Securities Corp.:
Series 2001-21A, Class B2, 2.33%, 1/25/32 (b)		5	276
Series 2003-2A, Class B2II, 2.45%, 2/25/33 (b)		37	20,134
WaMu Mortgage Pass-Through Certificates:
Series 2003-AR3, Class B2, 2.50%, 4/25/33 (b)		39	4,609
Series 2003-AR8, Class B1, 2.48%, 8/25/33 (b)		151	97,016
Series 2004-AR1, Class B1, 2.57%, 3/25/34 (b)		648	218,175
Series 2004-AR3, Class B1, 2.57%, 6/25/34 (b)		164	100,657
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.72%, 7/25/36 (b)		633	577,368

			8,194,861

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities – 2.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2006-5, Class AM, 5.45%, 9/10/16	USD	65	$61,190
Series 2007-3, Class A4, 5.62%, 5/10/17 (b)		420	450,364
Bear Stearns Commercial Mortgage Securities:
Series 2003-T12, Class A4, 4.68%, 8/13/39 (b)		1,025	1,065,851
Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)		70	66,382
Series 2007-PW17, Class A3, 5.74%, 6/11/50		495	519,829
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		140	153,371
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		359	359,885
Series 2003-C3, Class A5, 3.94%, 5/15/38		1,020	1,042,574
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48		330	350,995
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)		175	188,386
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/15 (a)		392	392,719
Series 2010-ESHA, Class C, 4.86%, 11/05/15 (a)		400	404,962
Series 2010-ESHA, Class D, 5.50%, 11/05/15 (a)		595	597,181
GE Business Loan Trust:
Series 2003-1, Class A, 0.71%, 4/15/31 (a)(b)		86	78,905
Series 2003-2A, Class B, 1.28%, 11/15/31 (a)(b)		387	318,684
Series 2004-1, Class B, 0.98%, 5/15/32 (a)(b)		99	76,507
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		110	109,668
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.07%, 7/10/38 (b)		170	119,000
Series 2007-GG9, Class A4, 5.44%, 1/10/17		160	173,182
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class A4, 5.56%, 11/10/39		240	263,497
Series 2007-GG10, Class A4, 5.79%, 5/10/17 (b)		405	439,824
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 8/15/14		400	422,886
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		180	177,943
Series 2007-CB18, Class A3, 5.45%, 7/12/16		490	514,219
Series 2007-CB18, Class A4, 5.44%, 1/12/17		670	718,114
LB-UBS Commercial Mortgage Trust:

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2006-C4, Class AM, 5.89%, 6/15/38 (b)	USD	80	$81,505
Series 2006-C7, Class AM, 5.38%, 10/15/16		80	77,371
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		295	323,142
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		200	219,361
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		290	304,061
Series 2003-IQ4, Class A2, 4.07%, 5/15/13		958	980,522
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		500	527,935
Series 2005-HQ6, Class A4A, 4.99%, 8/13/42		2,405	2,617,669
Series 2007-HQ12, Class A2, 5.60%, 6/12/12 (b)		72	73,902
Series 2007-HQ12, Class A2FL, 0.53%, 6/12/12 (b)		145	137,844
Series 2007-HQ12, Class A2FX, 5.60%, 6/12/12 (b)		208	211,879
Morgan Stanley Reremic Trust:
Series 2009-IO, Class B, 6.15%, 11/17/14 (a)(l)		320	268,800
Series 2011-IO, Class A, 2.50%, 1/23/14 (a)		159	158,770
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17 (a)(b)		820	904,089

			15,952,968

Interest Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		8	1,084
Series 1987-2, 11.00%, 3/06/17		7	1,229

			2,313

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.34%, 5/25/36 (a)(b)		1,615	27,595

Principal Only Collateralized Mortgage Obligations – 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.62%, 2/17/17 (l)		9	8,998
Series 1987-2, 0.83%, 3/06/17 (l)		7	7,011

			16,009

Total Non-Agency Mortgage-Backed Securities – 4.4%			24,193,746

Preferred Securities	Par (000)		Value

Capital Trusts
Capital Markets – 0.1%
Credit Suisse AG/Guernsey, 5.86% (b)(m)		530	430,625
Lehman Brothers Holdings Capital Trust VII, 5.86% (b)(d)(g)(m)		110	11
State Street Capital Trust IV, 1.55%, 6/15/37 (b)		30	19,748

			450,384

Preferred Securities	Par (000)		Value

Commercial Banks – 0.1%
Barclays Bank Plc, 5.93% (a)(b)(m)	USD	100	$83,000
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)		245	240,100

			323,100

Consumer Finance – 0.0%
Capital One Capital VI, 8.88%, 5/15/40		255	264,662

Diversified Financial Services – 0.1%
ABN AMRO North American Holding Preferred Capital Repackage Trust I, 6.52% (a)(b)(m)		315	214,594
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		100	100,375

			314,969

Insurance – 0.1%
American International Group, Inc., 8.18%, 5/15/58 (b)		55	48,950
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		100	103,750
Swiss Re Capital I LP, 6.85% (a)(b)(m)		265	225,212
XL Group Plc, 6.50% (b)(m)		190	148,675

			526,587

Total Capital Trusts – 0.4%			1,879,702

Preferred Stocks	Shares

Diversified Financial Services – 0.0%
Citigroup Capital XIII, 7.88%		7,286	189,873

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 7.75%		10,000	13,200
Freddie Mac, 0.00%		10,000	13,300

			26,500

Total Preferred Stocks – 0.0%			216,373

Total Preferred Securities – 0.4%			2,096,075

Taxable Municipal Bonds	Par (000)		Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	215	238,265
5.50%, 6/15/43		260	291,821

Total Taxable Municipal Bonds – 0.1%			530,086

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 0.7%
Fannie Mae, 3.41%, 10/09/19 (l)		575	442,097
Federal Home Loan Bank, 5.63%, 6/13/16 (n)		890	1,008,804
Freddie Mac, 5.25%, 4/18/16 (o)		760	895,299
Resolution Funding Corp. Interest Strip:
1.63%, 7/15/18 (l)		150	134,888
1.69%, 10/15/18 (l)		150	133,803
Tennessee Valley Authority, 5.25%, 9/15/39		895	1,142,477
U.S. Small Business Administration, Series 1997-20F, Class 1, 7.20%, 6/01/17		131	145,637

			3,903,005

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Collateralized Mortgage Obligations – 0.1%
Fannie Mae, Series 2004-88, Class HA, 6.50%, 7/25/34	USD	8		$8,868
Freddie Mac:
Series 2864, Class NA, 5.50%, 1/15/31		34		35,036
Series K013, Class A2, 3.97%, 1/25/21 (b)		450		494,759

				538,663

Federal Deposit Insurance Corporation Guaranteed – 0.1%
General Electric Capital Corp., 2.13%, 12/21/12		385		392,162

Interest Only Collateralized Mortgage Obligations – 0.3%
Fannie Mae:
Series 2003-T1, Class IO, 0.49%, 11/25/12 (b)		6,001		25,731
Series 2010-123, Class SE, 5.73%, 11/25/40 (b)		1,373		153,510
Series 2010-149, Class SJ, 6.21%, 1/25/41 (b)		1,527		231,691
Series 2011-55, Class SH, 6.27%, 6/25/41 (b)		1,431		220,325
Freddie Mac:
Series 3716, Class PI, 4.50%, 4/15/38		1,179		158,489
Series 3780, Class SM, 6.22%, 12/15/40 (b)		1,423		211,655
Ginnie Mae:
Series 2010-26, Class QS, 5.97%, 2/20/40 (b)		3,368		578,821
Series 2010-42, Class DS, 5.42%, 4/20/40 (b)		693		89,706
Series 2011-80, Class KS, 6.39%, 6/20/41 (b)		959		132,218

				1,802,146

Mortgage-Backed Securities – 17.0%
Fannie Mae Mortgage-Backed Securities:
7.00%, 8/01/14-1/01/16		31		33,153
4.00%, 9/01/24-1/01/42 (p)		22,055		23,298,868
7.50%, 10/01/25		–	(c)	3
3.50%, 10/01/26-1/01/42 (p)		14,768		15,226,588
4.50%, 1/01/27-1/01/42 (p)		16,742		17,866,254
6.00%, 12/01/28-1/01/42 (p)		6,031		6,658,708
5.00%, 7/01/34-1/01/42 (p)		2,933		3,171,982
2.43%, 12/01/34 (b)		399		412,715
5.50%, 9/01/36-1/01/39		5,838		6,372,552
6.50%, 7/01/37-10/01/39		1,952		2,180,085
3.32%, 12/01/40 (b)		436		455,024
3.07%, 3/01/41 (b)		162		169,144
3.15%, 3/01/41 (b)		320		332,899
Freddie Mac Mortgage-Backed Securities:
6.00%, 4/01/13-6/01/16		20		21,756
9.50%, 12/01/22		79		90,586
8.00%, 2/01/23-8/01/27		10		11,670
5.50%, 8/01/33-1/01/42 (p)		114		123,237
2.44%, 12/01/35 (b)		222		233,551
4.96%, 4/01/38 (b)		423		449,694
3.05%, 2/01/41 (b)		348		363,940
4.50%, 1/01/42 (p)		200		211,875
5.00%, 1/01/42 (p)		2,300		2,471,063
Ginnie Mae Mortgage-Backed Securities:
5.50%, 4/15/33-1/01/42 (p)		1,638		1,839,746

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
5.00%, 10/20/33-1/01/42 (p)	USD	3,680	$4,078,574
1.75%, 5/20/34 (b)		78	80,992
4.00%, 1/01/42 (p)		1,600	1,716,000
4.50%, 1/01/42 (p)		2,900	3,159,187
6.00%, 1/01/42 (p)		1,300	1,471,031

			92,500,877

Total U.S. Government Sponsored Agency Securities – 18.2%			99,136,853

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
8.13%, 5/15/21-8/15/21		2,140	3,333,265
6.25%, 8/15/23 (o)		1,700	2,433,125
3.50%, 2/15/39 (o)		1,380	1,552,285
4.25%, 5/15/39 (o)		2,020	2,569,820
4.38%, 5/15/40-5/15/41		870	1,131,610
4.75%, 2/15/41		1,400	1,929,375
3.13%, 11/15/41 (o)		11,650	12,205,192
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41		1,339	1,808,457
U.S. Treasury Notes:
0.50%, 8/15/14		525	527,379
0.25%, 12/15/14 (o)		4,145	4,131,400
2.50%, 4/30/15		610	650,985
0.88%, 11/30/16 (o)		6,050	6,068,434
2.25%, 7/31/18		1,370	1,457,124
2.63%, 8/15/20		595	641,717
2.00%, 11/15/21 (o)		8,391	8,486,708

Total U.S. Treasury Obligations – 9.0%			48,926,876

Total Long-Term Investments (Cost – $505,225,087) – 98.7%			538,013,717

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (q)(r)		68,040,343	68,040,343

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (q)(r)(s)	USD	2,824	2,824,345

Total Short-Term Securities (Cost – $70,864,688) – 13.0%			70,864,688

Options Purchased	Contracts		Value

Exchange-Traded Call Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 132, Expires 1/27/12		17	6,906
U.S. Treasury Notes (10 Year), Strike Price USD 133, Expires 1/27/12		42	7,219

			14,125

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Purchased	Contracts			Value

Exchange-Traded Put Options – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99, Expires 1/13/12		49		$306
Euro-Bobl (1 Year) Mid-Curve, Strike Price USD 99, Expires 3/16/12		109		10,900
U.S. Treasury Notes (10 Year), Strike Price USD 127, Expires 1/27/12		44		2,063
U.S. Treasury Notes (10 Year), Strike Price USD 128, Expires 1/27/12		22		2,062

				15,331

Options Purchased	Notional Amount (000)			Value

Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price USD 1.45, Expires 2/17/12, Broker Citibank, N.A.	EUR	3,845		946
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG	USD	1,270		–
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		1,270		–
USD Currency, Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		1,860		4,241
USD Currency, Strike Price JPY 81, Expires 1/13/12, Broker Citibank, N.A.		1,750		35

				5,222

Over-the-Counter Put Options – 0.1%
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Citibank, N.A.	EUR	1,450		807
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Deutsche Bank AG		1,450		807
EUR Currency, Strike Price USD 1.30, Expires 2/03/12, Broker Citibank, N.A.		4,358		95,604
EUR Currency, Strike Price USD 1.30, Expires 3/21/12, Broker Citibank, N.A.		4,360		157,212
EUR Currency, Strike Price USD 1.35, Expires 2/03/12, Broker Citibank, N.A.		4,358		243,549

				497,979

Options Purchased	Notional Amount (000)			Value

Over-the-Counter Call Swaptions – 0.0%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	5,100		103,011
Sold credit default protection on Dow Jones CDX North American High Yield Index Series 17 Version 2, Strike Price USD 92, Expires 1/18/12, Broker Morgan Stanley Capital Services, Inc. (t)		2,045	(u)	38,096

				141,107

Over-the-Counter Put Swaptions – 0.0%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,100		1
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,500		–
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Citibank, N.A.		4,400		533

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank, N.A.	USD	1,800	$9,272
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America, N.A.		2,400	–
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 2/24/12, Broker Bank of America, N.A.		1,500	750
Pay a fixed rate of 2.950% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG		600	22,002
Pay a fixed rate of 3.500% and receive a floating rate based on 3-month LIBOR, Expires 11/08/12, Broker Citibank, N.A.	EUR	1,900	48,566

			81,124

Total Options Purchased (Cost – $1,008,690) – 0.1%			754,888

Total Investments Before TBA Sale Commitments and Options Written (Cost – $577,098,465*) – 111.8%			609,633,293

TBA Sale Commitments (p)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/42	USD	8,200	(8,433,188)
4.00%, 1/01/42		17,400	(18,233,824)
5.50%, 1/01/42		5,400	(5,868,250)

Total TBA Sale Commitments (Proceeds – $32,317,949) – (6.0)%			(32,535,262)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Citibank, N.A.		2,540	–
USD Currency, Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		1,860	(4,241)

			(4,241)

Over-the-Counter Put Options – (0.1)%
EUR Currency, Strike Price USD 1.25, Expires 3/21/12, Broker Citibank, N.A.	EUR	4,360	(79,734)
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Goldman Sachs Bank USA		1,450	(807)
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Royal Bank of Scotland Plc		1,450	(807)
EUR Currency, Strike Price USD 1.30, Expires 2/03/12, Broker Deutsche Bank AG		4,358	(95,604)
EUR Currency, Strike Price USD 1.35, Expires 2/03/12, Broker Citibank, N.A.		4,358	(243,549)

			(420,501)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	13

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions – (0.0)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	5,100	$(135,362)
Pay a fixed rate of 2.555% and receive a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		1,000	(50,335)
Pay a fixed rate of 2.600% and receive afloating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		1,100	(57,844)

			(243,541)

Over-the-Counter Put Swaptions – (0.0)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		5,100	(1)
Receive a fixed rate of 2.555% and pay a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		1,000	(49,660)
Receive a fixed rate of 2.600% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		1,100	(52,336)
Sold credit default protection on Dow Jones CDX North American High Yield Index Series 17 Version 2, Strike Price USD 82, Expires 1/18/12, Broker Morgan Stanley Capital Services, Inc.		1,534	(264)

			(102,261)

Total Options Written (Premiums Received – $775,681) – (0.1)%			(770,544)

Total Investments Net of TBA Sale Commitments and Options Written – 105.7%			576,327,487
Liabilities in Excess of Other Assets – (5.7)%			(31,069,167)

Net Assets – 100.0%			$545,258,320

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$581,651,149

Gross unrealized appreciation.	$44,308,561
Gross unrealized depreciation.	(16,326,417)

Net unrealized appreciation	$27,982,144

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Par is less than $500.
(d)	Non-income producing security.
(e)	Security, or a portion of security, is on loan.
(f)	Restricted security as to resale. As of report date, the Fund held less than 0.0% of its net assets, with a current value of $211,157 and an original cost of $110,950, in these securities.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	All or a portion of security has been pledged as collateral in connection with swaps.
(i)	Convertible security.
(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(o)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(p)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(1,851,187)	$(20,039)
BNP Paribas SA	$3,433,250	$21,313
Citibank, N.A.	$6,201,281	$6,766
Credit Suisse International	$2,318,406	$1,660
Deutsche Bank AG	$(13,794,543)	$(84,715)
Goldman Sachs Bank USA	$3,206,594	$17,812
JPMorgan Chase Bank, N.A.	$10,602,875	$32,125
Morgan Stanley Capital Services, Inc.	$(1,128,469)	$(22,484)
Royal Bank of Scotland Plc	$(4,345,000)	$(11,875)
UBS AG	$(1,439,812)	$(17,500)

(q)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	91,218,601	(23,178,258)	68,040,343	$1,041	$17,889
BlackRock Liquidity Series, LLC Money Market Series	$ 2,411,435	$ 412,910	$ 2,824,345	–	$14,987

(r)	Represents the current yield as of report date.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Rated B using Standard & Poor’s (“S&P’s”) rating of the underlying securities.
(u)	The maximum potential amount that the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)

•	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Bank of America, N.A.	0.05%	10/25/11	Open	$893,087	$893,000
Bank of America, N.A.	0.08%	10/26/11	Open	1,178,556	1,178,375
Bank of America, N.A.	0.08%	11/09/11	Open	2,151,238	2,150,975
Barclays Bank Plc	0.08%	11/09/11	Open	2,424,921	2,424,625
Deutsche Bank AG	(0.70)%	12/30/11	1/03/12	6,057,091	6,057,562
Credit Suisse International	(0.08)%	12/30/11	1/03/12	4,129,420	4,129,456
Credit Suisse International	0.03%	12/30/11	1/03/12	6,067,520	6,067,500
BNP Paribas SA	0.05%	12/30/11	1/03/12	12,188,880	12,188,813
Total				$35,090,713	$35,090,306

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
NOK	4,690,000	SEK	5,496,141	Goldman Sachs Bank USA	1/09/12	$ (14,287)
NOK	4,690,000	SEK	5,485,190	UBS AG	1/09/12	(12,697)
SEK	3,286,979	NOK	2,800,000	Citibank, N.A.	1/09/12	9,358
SEK	3,045,685	NOK	2,590,000	Deutsche Bank AG	1/09/12	9,415
SEK	1,645,007	NOK	1,400,000	Goldman Sachs Bank USA	1/09/12	4,899
SEK	3,040,142	NOK	2,590,000	UBS AG	1/09/12	8,610
AUD	1,608,000	USD	1,557,059	State Street Bank	1/12/12	84,943
AUD	50,000	CAD	52,217	UBS AG	1/18/12	(215)
AUD	599,000	USD	567,054	Citibank, N.A.	1/18/12	44,155
AUD	179,000	USD	181,010	Royal Bank of Scotland Plc	1/18/12	1,639
AUD	60,000	USD	61,168	UBS AG	1/18/12	55
CAD	51,729	AUD	50,000	Royal Bank of Scotland Plc	1/18/12	(264)
CAD	141,000	USD	141,598	Citibank, N.A.	1/18/12	(3,254)
CAD	235,000	USD	221,352	Citibank, N.A.	1/18/12	9,221
CHF	724,000	USD	785,232	Deutsche Bank AG	1/18/12	(14,184)
DKK	994,000	USD	178,110	Deutsche Bank AG	1/18/12	(5,021)
EUR	390,000	USD	537,032	Citibank, N.A.	1/18/12	(32,209)
EUR	173,400	USD	238,932	UBS AG	1/18/12	(14,480)
EUR	190,000	USD	256,488	UBS AG	1/18/12	(10,549)

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)
GBP	74,000	USD	119,283	Citibank, N.A.	1/18/12	$ (4,382)
GBP	119,800	USD	188,670	Citibank, N.A.	1/18/12	(2,654)
GBP	598,200	USD	928,486	Citibank, N.A.	1/18/12	352
GBP	112,000	USD	176,757	Royal Bank of Scotland Plc	1/18/12	(2,852)
GBP	95,000	USD	152,242	UBS AG	1/18/12	(4,733)
GBP	34,000	USD	53,500	UBS AG	1/18/12	(708)
HKD	1,451,000	USD	186,211	Citibank, N.A.	1/18/12	624
JPY	135,840,000	USD	1,770,472	Deutsche Bank AG	1/18/12	(5,109)
MXN	2,711,000	USD	195,552	Royal Bank of Scotland Plc	1/18/12	(1,615)
NOK	1,731,000	USD	295,245	Royal Bank of Scotland Plc	1/18/12	(6,013)
SEK	1,750,000	USD	254,464	Deutsche Bank AG	1/18/12	(443)
SGD	212,000	USD	161,820	Deutsche Bank AG	1/18/12	1,618
USD	806,592	AUD	838,000	Citibank, N.A.	1/18/12	(48,488)
USD	358,753	CAD	376,000	Citibank, N.A.	1/18/12	(10,165)
USD	14,610	CHF	13,000	Citibank, N.A.	1/18/12	766
USD	774,076	CHF	711,000	Citibank, N.A.	1/18/12	16,872
USD	178,554	DKK	994,000	Citibank, N.A.	1/18/12	5,465
USD	158,153	EUR	118,400	Citibank, N.A.	1/18/12	4,894
USD	148,962	EUR	110,000	Deutsche Bank AG	1/18/12	6,577
USD	697,342	EUR	525,000	Deutsche Bank AG	1/18/12	17,773
USD	41,792	GBP	26,000	Citibank, N.A.	1/18/12	1,421
USD	835,219	GBP	543,000	Royal Bank of Scotland Plc	1/18/12	(7,908)
USD	55,396	GBP	35,000	Royal Bank of Scotland Plc	1/18/12	1,051
USD	193,386	GBP	120,000	Royal Bank of Scotland Plc	1/18/12	7,059
USD	348,090	GBP	219,000	Royal Bank of Scotland Plc	1/18/12	8,044
USD	139,817	GBP	90,000	UBS AG	1/18/12	72
USD	186,569	HKD	1,451,000	Deutsche Bank AG	1/18/12	(266)
USD	1,398,475	JPY	108,214,000	Citibank, N.A.	1/18/12	(7,864)
USD	194,709	JPY	14,985,000	Citibank, N.A.	1/18/12	(35)
USD	165,051	JPY	12,641,000	Citibank, N.A.	1/18/12	769
USD	191,103	MXN	2,711,000	Citibank, N.A.	1/18/12	(2,834)
USD	291,583	NOK	1,731,000	Royal Bank of Scotland Plc	1/18/12	2,350
USD	252,640	SEK	1,750,000	Citibank, N.A.	1/18/12	(1,381)
USD	162,614	SGD	212,000	Royal Bank of Scotland Plc	1/18/12	(824)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	15

Schedule of Investments (continued)

	Currency Purchased		Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Appre- ciation (Depre- ciation)

EUR	550,000	USD	740,725	Deutsche Bank AG	1/25/12	$(28,762)
EUR	500,000	USD	673,322	Royal Bank of Scotland Plc	1/25/12	(26,083)
EUR	400,000	USD	533,341	Royal Bank of Scotland Plc	1/25/12	(15,550)
USD	844,250	EUR	614,000	Citibank, N.A.	1/25/12	49,441
USD	1,677,414	EUR	1,230,000	Citibank, N.A.	1/25/12	85,206
USD	386,524	EUR	286,000	Royal Bank of Scotland Plc	1/25/12	16,303
USD	2,028,292	EUR	1,490,000	Royal Bank of Scotland Plc	1/25/12	99,520
CNY	2,890,000	USD	457,459	Goldman Sachs Bank USA	2/15/12	1,280
USD	453,760	CNY	2,890,000	HSBC Securities, Inc.	2/15/12	(4,979)
USD	781,698	EUR	590,000	Citibank, N.A.	3/14/12	17,578

Total						$226,522

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

224	OMXS30 Index Futures	Nordic Exchange Stockholm	January 2012	$3,219,041	$102,805
17	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options Strike Price EUR 133	Eurex	February 2012	$2,200	(15,468)
20	Australian Dollar Futures	Chicago Mercantile	March 2012	$2,034,200	1,263
106	DAX Index Futures	Eurex	March 2012	$20,235,553	146,048
54	3-month EURIBOR	London	March 2012	$17,283,634	16,973
250	Nikkei 225 Futures	Chicago Mercantile	March 2012	$13,649,799	(380,189)
15	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$3,308,203	728
16	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2012	$2,317,000	26,478
2	Euro Dollar Futures	Chicago Mercantile	September 2013	$496,050	(169)
1	Euro Dollar Futures -	Chicago Mercantile	December 2013	$247,887	(22)
7	3-month EURIBOR	London	March 2014	$2,236,168	7,260

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

7	3-month EURIBOR	London	June 2014	$2,233,336	$7,907
7	3-month EURIBOR	London	September 2014	$2,230,166	8,505
80	Euro Dollar Futures	Chicago Mercantile	December 2014	$19,723,000	$46,626
7	3-month EURIBOR	London	December 2014	$2,226,542	8,667
80	3-month EURIBOR	London	March 2015	$19,695,000	56,671

Total					$34,083

•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

510	E-Mini S&P 500® Futures	Chicago Mercantile	March 2012	$31,941,300	$(641,305)
254	E-Mini S&P MidCap Futures	Chicago Mercantile	March 2012	$22,283,420	(221,715)
1	Euro-Bobl	Eurex	March 2012	$161,923	(2,781)
2	Euro-Bund	Eurex	March 2012	$359,904	(11,231)
154	Euro-Schatz	Eurex	March 2012	$21,992,312	(56,577)
40	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$4,930,312	(5,310)
129	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$16,915,125	(111,410)
116	Ultra Treasury Bonds	Chicago Board Options	March 2012	$18,581,750	(124,334)
11	Euro Dollar Futures	Chicago Mercantile	March 2012	$2,732,263	868
5	Euro Dollar Futures	Chicago Mercantile	June 2012	$1,241,188	414
4	Euro Dollar Futures	Chicago Mercantile	March 2013	$992,500	749
7	Euro Dollar Futures	Chicago Mercantile	March 2014	$1,733,725	(1,281)
8	Euro Dollar Futures	Chicago Mercantile	June 2014	$1,978,700	(2,406)
6	Euro Dollar Futures	Chicago Mercantile	September 2014	$1,481,700	(1,421)

Total					$(1,177,740)

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)

•	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Apprec -iation (Deprec -iation)

0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	4,600	$(24,150)

1.24%(b)	6-month EURIBOR	Citibank, N.A.	12/13/13	EUR	19,810	20,510

1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	1,600	(19,044)

1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	2,400	(32,747)

0.73%(b)	3-month LIBOR	Bank of America, N.A.	12/22/13	USD	4,900	775

0.73%(b)	3-month LIBOR	Citibank, N.A.	12/22/13	USD	1,100	202

0.74%(b)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	2,300	478

0.74%(b)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	4,500	1,382

1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	2,400	(25,277)

0.80%(b)	3-month LIBOR	Citibank, N.A.	8/09/14	USD	500	1,639

1.25%(a)	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	1,600	(8,545)

2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	300	(16,925)

2.57%(b)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	400	23,554

3.57%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	2/28/21	USD	500	75,231

3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	440	(51,506)

2.57%(b)	3-month LIBOR	Deutsche Bank AG	8/08/21	USD	200	12,270

2.35%(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	1,000	40,655

2.15%(b)	3-month LIBOR	Deutsche Bank AG	9/08/21	USD	300	5,949

2.40%(b)	3-month LIBOR	Bank of America, N.A.	10/21/21	USD	200	7,805

2.26%(a)	3-month LIBOR	Citibank, N.A.	12/05/21	USD	500	(11,173)

2.24%(a)	3-month LIBOR	Credit Suisse International	12/05/21	USD	1,700	(36,072)

2.20%(a)	3-month LIBOR	Deutsche Bank AG	12/12/21	USD	500	(8,446)

2.20%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/12/21	USD	500	8,446

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Apprec -iation (Deprec -iation)

2.03%(b)	3-month LIBOR	Deutsche Bank AG	12/21/21	USD	900	$548

2.18%(a)	3-month LIBOR	Deutsche Bank AG	12/29/21	USD	1,000	(14,248)

2.09%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	100	446

2.08%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	100	474

3.00%(a)	3-month LIBOR	UBS AG	1/03/22	USD	1,200	(94,722)

2.58%(a)	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	150	(1,225)

2.68%(a)	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	365	(12,960)

Total						$(156,676)

(a)	Fund pays a fixed interest rate and receives floating rate.
(b)	Fund pays a floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Apprec -iation (Deprec -iation)

Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD 750	$226,463

Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD 750	297,817

The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD 1,000	1,710

Sara Lee Corp.	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	USD 202	(660)
Total					$525,330

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counte- rparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Apprec -iation (Deprec -iation)

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD 560	$2,035

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD 2	50

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD 75	1,091

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	17

Schedule of Investments (continued)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Apprec -iation (Deprec -iation)

Assured Guaranty Corp.	5.00%	Citibank, N.A.	3/20/15	AA-	USD 10	$ 274

MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD 70	(454)

MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD 180	(2,502)

MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD 125	(2,004)

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD 135	(3,194)

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD 220	(3,396)

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/16	AA-	USD 106	4,414

MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD 130	(2,632)

MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD 900	(23,724)
Total						$(30,042)

[1]	Using S&P’s rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD 540	$24,931

CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	6/20/16	USD 190	(637)

•	Total return swaps outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 16 Version 1	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	USD 11	$(13)

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD 720	(6,363)

CDX.NA.IG Series 17 Version 1	1.00%	Citibank, N.A.	12/20/16	USD 1,085	(6,137)

CDX.NA.IG Series 17 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD 1,504	(9,116)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD 1,910	(4,908)
Total					$(2,243)

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unreal -ized Apprec -iation

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 466	$3,426

CMBX.NA Series 3	0.08%	Morgan Stanley Capital Services, Inc.	12/13/49	A+	USD 260	5,696

CMBX.NA Series 4	0.35%	Morgan Stanley Capital Services, Inc.	2/17/51	A-	USD 260	5,001
Total						$14,123

[1]	Using S&P’s rating of the underlying securities.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
Change in Return of the MSCI Emerging Markets Index	Receives	1-month LIBOR plus 0.63%	Credit Suisse International	9/21/12	USD	8,042	$22,277

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Schedule of Investments (continued)

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.18%(a)	Bank of America, N.A.	10/06/21	USD	915	$(13,935)

Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Bank of America, N.A.	1/12/39	USD	314	(3,540)

Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	236	(892)

Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	79	(109)

Return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	325	3,788

Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Royal Bank of Scotland Plc	1/12/39	USD	303	5,172

Total							$12,761

(a)	Net payment made at termination.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$7,307,223	$1,543,053	$8,850,276
Common Stocks.	$212,146,439	29,683,648	211,425	242,041,512
Corporate Bonds	–	58,477,597	–	58,477,597
Foreign Agency Obligations.	–	4,300,225	–	4,300,225
Foreign Government Obligations.	–	7,131,847	–	7,131,847
Investment Companies.	42,328,624	–	–	42,328,624
Non-Agency Mortgage-Backed Securities	–	23,793,481	400,265	24,193,746
Preferred Securities	216,373	1,879,702	–	2,096,075
Taxable Municipal Bonds	–	530,086	–	530,086
U.S. Government Sponsored Agency Securities	–	99,136,853	–	99,136,853
U.S. Treasury Obligations.	–	48,926,876	–	48,926,876
Short-Term Securities.	68,040,343	2,824,345	–	70,864,688
Liabilities:
Investments in Securities:
TBA Sale Commit- ments	–	(32,535,262)	–	(32,535,262)

Total	$322,731,779	$ 251,456,621	$ 2,154,743	$ 576,343,143

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011	19

Schedule of Investments (continued)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$608,969	$2,035	$611,004
Equity contracts.	$248,853	–	–	248,853
Foreign currency exchange contracts	1,263	1,020,531	–	1,021,794
Interest rate contracts.	211,302	384,499	–	595,801
Other contracts	–	31,237	–	31,237
Liabilities:
Credit contracts	–	(66,004)	–	(66,004)
Equity contracts.	(1,243,209)	–	–	(1,243,209)
Foreign currency exchange contracts	–	(715,550)	–	(715,550)
Interest rate contracts.	(332,410)	(702,578)	–	(1,034,988)
Other contracts	–	(18,476)	–	(18,476)

Total	$(1,114,201)	$542,628	$2,035	$(569,538)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2011

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 24, 2012